UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09997

Baird Funds, Inc.
(Exact name of registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end December 31, 2012

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report –
Baird Funds
June 30, 2012

Baird Short-Term Bond Fund
Baird Intermediate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Aggregate Bond Fund
Baird Core Plus Bond Fund

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Table of Contents

Baird Short-Term Bond Fund	1
Baird Intermediate Bond Fund	10
Baird Intermediate Municipal Bond Fund	19
Baird Aggregate Bond Fund	30
Baird Core Plus Bond Fund	39
Additional Information on Fund Expenses	48
Statements of Assets and Liabilities	50
Statements of Operations	52
Statements of Changes in Net Assets	53
Financial Highlights	58
Notes to the Financial Statements	67
Additional Information	77

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Short-Term Bond Fund
June 30, 2012 (Unaudited)

The Baird Short-Term Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index.  The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.

Portfolio Characteristics
Quality Distribution*

	Net Assets:	$1,103,277,261

	SEC 30-Day
	Yield:**
	Institutional Class:	2.04%

	Average
	Effective
	Duration:	1.89 years

	Average
	Effective
	Maturity:	2.02 years

	Annualized
	Expense
	Ratio:
	Institutional Class:	0.30%

Sector Weightings*	Portfolio
	Turnover
	Rate:	21.5%#

	Total
	Number of
	Holdings:	357

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2012.
#	Not annualized.

Baird Short-Term Bond Fund
June 30, 2012 (Unaudited)

Total Returns
			Average Annual
	Six	One	Five	Since
For the Periods Ended June 30, 2012	Months	Year	Years	Inception(1)
Institutional Class	2.08%	2.47%	3.71%	3.48%
Barclays Capital 1-3 Year
U.S. Government/Credit Bond Index(2)	0.58%	1.12%	3.67%	3.39%

(1)	For the period from August 31, 2004 (commencement of operations) to June 30, 2012.
(2)
The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues including government and corporate securities with maturities between one and three years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and does not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings following the end of each fiscal quarter. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx under the column “Form N-CSR” and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files its holdings with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments
	Principal	Market	% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds
2.375%, 03/31/2016@	$86,700,000	$92,559,013	8.4%
Total U.S. Treasury Securities
(Cost $91,999,563)		92,559,013	8.4%
Taxable Municipal Bonds
Government Development Bank for Puerto Rico
3.670%, 05/01/2014	6,450,000	6,563,778	0.6%
Other Municipal Bonds#		18,773,206	1.7%
Total Municipal Bonds
(Cost $24,980,636)		25,336,984	2.3%
Other Government Related Securities
Total Other Government Related Securities#~
(Cost $16,930,021)		17,002,883	1.6%
Corporate Bonds
Industrials
Anglo American Capital PLC
2.150%, 09/27/2013 (Acquired 09/20/2010
through 03/21/2012, Cost $6,909,261)* f	6,900,000	6,951,260	0.6%
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/01/2013 (Acquired 09/03/2010
through 02/07/2012, Cost $5,575,884)*	5,324,000	5,577,002	0.5%
CBS Corporation
8.200%, 05/15/2014	5,175,000	5,858,768	0.5%
Computer Sciences Corporation
5.500%, 03/15/2013@	7,367,000	7,551,175	0.7%
Express Scripts, Inc.
6.250%, 06/15/2014	5,000,000	5,466,960	0.5%
Georgia-Pacific LLC
8.250%, 05/01/2016 (Acquired 04/27/2011
through 06/19/2012, Cost $7,054,091)*	6,500,000	7,160,224	0.7%

The accompanying notes are in integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
Glencore Funding LLC
6.000%, 04/15/2014 (Acquired 01/12/2010
through 02/27/2012, Cost $7,353,121)*	$7,120,000	$7,484,694	0.7%
HP Enterprise Services LLC, Series B
6.000%, 08/01/2013	5,639,000	5,917,995	0.5%
Hutchison Whampoa International Ltd.
6.500%, 02/13/2013 (Acquired 01/20/2010
through 01/19/2012, Cost $6,859,820)* f	6,699,000	6,905,704	0.6%
Laboratory Corporation of America Holdings
5.500%, 02/01/2013	6,025,000	6,171,679	0.6%
POSCO
8.750%, 03/26/2014 (Acquired 03/19/2009
through 04/28/2011, Cost $7,824,706)* f	7,300,000	8,076,158	0.7%
Union Pacific Railroad Co. 2004 Pass Through Trust
5.214%, 09/30/2014 (Acquired 10/22/2010
through 03/29/2012, Cost $6,312,848)*	5,924,000	6,365,693	0.6%
Xerox Corporation
8.250%, 05/15/2014	6,100,000	6,801,677	0.6%
Other Industrials#~		200,976,196	18.2%
Total Industrials
(Cost $285,624,479)		287,265,185	26.0%
Utility
Consolidated Natural Gas, Series A
5.000%, 03/01/2014	5,923,000	6,284,108	0.6%
El Paso Pipeline Partners Operating Co LLC
4.100%, 11/15/2015@	5,286,000	5,530,092	0.5%
Gulf South Pipeline Company, L.P.
5.750%, 08/15/2012 (Acquired 03/25/2011
through 04/12/2011, Cost $6,635,752)*	6,600,000	6,629,594	0.6%
National Grid PLC
6.300%, 08/01/2016 f	7,461,000	8,608,054	0.8%
Nisource Finance Corp.
5.400%, 07/15/2014	5,775,000	6,223,631	0.6%
Spectra Energy Capital LLC
5.668%, 08/15/2014	5,814,000	6,290,794	0.6%
Williams Partners L.P.
3.800%, 02/15/2015	6,000,000	6,311,892	0.6%
Other Utility#~		100,663,982	9.0%
Total Utility
(Cost $145,033,519)		146,542,147	13.3%

The accompanying notes are in integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
Finance
ABN AMRO Bank N.V.
3.000%, 01/31/2014 (Acquired 01/27/2011
through 04/28/2011, Cost $5,652,611)* f	$5,650,000	$5,674,425	0.5%
AEGON N.V.
4.750%, 06/01/2013 f	6,722,000	6,922,544	0.6%
ANZ National (Int’l) LTD
6.200%, 07/19/2013 (Acquired 05/25/2010
through 06/09/2011, Cost $7,984,207)* f	7,678,000	8,044,010	0.7%
Cie de Financement Foncier
2.250%, 03/07/2014 (Acquired 03/01/2011
through 12/14/2011, Cost $5,493,438)* f	5,500,000	5,533,550	0.5%
Citigroup, Inc.
6.010%, 01/15/2015	7,000,000	7,520,961	0.7%
Credit Suisse New York
5.000%, 05/15/2013 f	6,221,000	6,415,245	0.6%
FMR LLC
4.750%, 03/01/2013 (Acquired 10/04/2010
through 05/30/2012, Cost $8,781,143)*	8,615,000	8,812,085	0.8%
General Electric Capital Corporation:
4.875%, 03/04/2015	5,000,000	5,428,830	0.5%
2.300%-5.900%, 05/13/2014-04/27/2017@	8,900,000	9,256,016	0.9%
Genworth Life Institutional Funding Trust
5.875%, 05/03/2013 (Acquired 04/07/2010
through 01/17/2012, Cost $6,111,121)*	5,980,000	6,080,643	0.6%
Goldman Sachs Group LP
8.000%, 03/01/2013 (Acquired 04/16/2009
through 06/15/2012, Cost $5,879,764)*	5,720,000	5,907,502	0.5%
Invesco Ltd.
5.375%, 02/27/2013 f	6,785,000	6,962,278	0.6%
Irish Life & Permanent Group Holdings PLC
3.600%, 01/14/2013 (Acquired 01/07/2010
through 02/28/2012, Cost $6,028,131)* f	6,050,000	5,863,019	0.5%
J.P. Morgan Chase & Co.
3.450%, 03/01/2016@	5,550,000	5,752,469	0.5%
Key Bank NA
5.800%, 07/01/2014	5,100,000	5,467,129	0.5%
Kookmin Bank
7.250%, 05/14/2014 (Acquired 05/26/2009
through 12/15/2011, Cost $5,270,974)* f	5,000,000	5,475,090	0.5%
M&I Marshall & Ilsley Bank
4.850%, 06/16/2015	5,532,000	5,898,434	0.5%
UFJ Finance Aruba A.E.C.
6.750%, 07/15/2013 f	6,175,000	6,511,624	0.6%

The accompanying notes are in integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
WEA Finance LLC
7.500%, 06/02/2014 (Acquired 12/14/2011
through 06/26/2012, Cost $8,562,239)*	$7,865,000	$8,581,399	0.8%
Wells Fargo Bank NA
4.750%, 02/09/2015	5,250,000	5,626,394	0.5%
Willis North America, Inc.
5.625%, 07/15/2015	6,100,000	6,618,311	0.6%
Other Finance#~		272,208,156	24.7%
Total Finance
(Cost $406,777,662)		410,560,114	37.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Total U.S. Government Agency Issues#
(Cost $3,628,312)		3,804,621	0.3%
Non-U.S. Government Agency Issues
Total Non-U.S. Government Agency Issues#
(Cost $11,639,762)		11,093,760	1.0%
Asset Backed Securities
Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2C, 0.439%, 12/25/2036	8,494,721	8,202,104	0.7%
Other Asset Backed Securities#~		19,510,448	1.8%
Total Asset Backed Securities
(Cost $30,044,274)		27,712,552	2.5%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	10,000,000	11,018,010	1.0%
Credit Suisse First Boston
Mortgage Securities Corporation
Series 2005-C5, Class A4, 5.100%, 08/15/2038	5,808,250	6,404,089	0.6%
GE Capital Commercial Mortgage Corporation
Series 2004-C3, Class A4, 5.189%, 07/10/2039	7,180,000	7,650,154	0.7%
J.P. Morgan Chase Commercial
Mortgage Securities Corp.
Series 2003-CB7, Class A4, 4.879%, 01/12/2038	11,161,414	11,575,302	1.0%
J.P. Morgan Chase Commercial Mortgage Trust
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	8,774,000	9,623,551	0.9%
Wachovia Bank Commercial Mortgage Trust
Series 2003-C3, Class A2, 4.867%, 02/15/2035	7,506,485	7,603,363	0.7%
Other Commercial Mortgage Backed Securities#~		2,980,260	0.3%
Total Commercial Mortgage Backed Securities
(Cost $56,503,335)		56,854,729	5.2%
Total Long-Term Investments
(Cost $1,073,161,563)		1,078,731,988	97.8%

The accompanying notes are in integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Short-Term Investments
		Market	% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.16%«	20,518,668	$20,518,668	1.9%
Total Short-Term Investments
(Cost $20,518,668)		20,518,668	1.9%
Investments Purchased with Cash
Proceeds from Securities Lending
	Principal
	Amount
Commercial Paper
Atlantic East Funding LLC,
0.595%, 03/25/2013†**	$817,950	539,642	0.0%
Total Commercial Paper
(Cost $817,950)		539,642	0.0%
	Shares
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.31%«	125,762,756	125,762,756	11.4%
Total Investment Companies
(Cost $125,762,756)		125,762,756	11.4%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $126,580,706)		126,302,398	11.4%
Total Investments
(Cost $1,220,260,937)		1,225,553,054	111.1%
Asset Relating to Securities Lending Investments
Support Agreement**^a†		278,308	0.0%
Total
(Cost $0)		278,308	0.0%
Liabilities in Excess of Other Assets		(122,554,101)	(11.1%)
TOTAL NET ASSETS		$1,103,277,261	100.0%

The accompanying notes are in integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Notes to Summary Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $167,755,204 representing 15.21% of net assets.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

Summary of Fair Value Exposure at June 30, 2012 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The accompanying notes are in integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Obligations	$—	$92,559,013	$—	$92,559,013
Municipal Bonds	—	25,336,984	—	25,336,984
Other Government Related Securities	—	17,002,883	—	17,002,883
Corporate Debt Securities	—	844,367,446	—	844,367,446
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	3,804,621	—	3,804,621
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	11,093,760	—	11,093,760
Asset Backed Securities	—	27,712,552	—	27,712,552
Commercial Mortgage Backed Securities	—	56,854,729	—	56,854,729
Total Fixed Income	—	1,078,731,988	—	1,078,731,988
Short-Term Investments
Money Market Mutual Fund	20,518,668	—	—	20,518,668
Total Short-Term Investments	20,518,668	—	—	20,518,668
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	539,642	—	539,642
Money Market Mutual Fund	125,762,756	—	—	125,762,756
Total Investments Purchased
with Cash Proceeds
from Securities Lending	125,762,756	539,642	—	126,302,398
Total Investments	$146,281,424	$1,079,271,630	$—	$1,225,553,054
Asset Relating to
Securities Lending Investments	$—	$278,308	$—	$278,308

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Intermediate Bond Fund
June 30, 2012 (Unaudited)

The Baird Intermediate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital Intermediate U.S. Government/Credit Bond Index.  The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

Portfolio Characteristics
Quality Distribution*

	Net Assets:	$773,406,773

	SEC 30-Day
	Yield:**
	Institutional Class:	2.30%
	Investor Class:	2.05%

	Average
	Effective
	Duration:	3.93 years

	Average
	Effective
	Maturity:	4.54 years

	Annualized
	Expense
	Ratio:
Sector Weightings*	Institutional Class:	0.30%
	Investor Class:	0.55%***

	Portfolio
	Turnover
	Rate:	24.3%#

	Total
	Number of
	Holdings:	347

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2012.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Intermediate Bond Fund
June 30, 2012 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2012	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	3.25%	6.11%	6.42%	5.46%	6.07%
Investor Class Shares	3.10%	5.91%	6.12%	5.17%	5.80%
Barclays Capital Intermediate
U.S. Government/Credit
Bond Index(2)	2.10%	5.42%	6.01%	5.08%	5.69%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2012.
(2)
The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and does not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings following the end of each fiscal quarter. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx under the column “Form N-CSR” and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files its holdings with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments
	Principal	Market	% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
2.375%, 03/31/2016	$17,850,000	$19,056,267	2.5%
2.375%, 07/31/2017@	72,100,000	77,856,753	10.1%
3.875%, 05/15/2018@	30,400,000	35,589,371	4.6%
9.125%, 05/15/2018@	12,375,000	18,206,719	2.3%
2.625%, 08/15/2020@	5,000,000	5,502,735	0.7%
7.875%, 02/15/2021	10,000,000	15,296,880	2.0%
6.250%, 08/15/2023@	10,000,000	14,525,000	1.9%
Total U.S. Treasury Securities
(Cost $176,176,872)		186,033,725	24.1%
U.S. Government Agency Securities
Federal Farm Credit Bank
3.000%, 09/22/2014	7,000,000	7,406,028	1.0%
Federal Home Loan Mortgage Corporation (FHLMC)
1.250%, 05/12/2017	5,050,000	5,116,741	0.7%
1.000%, 06/29/2017	8,900,000	8,921,654	1.1%
1.000%, 07/28/2017	5,500,000	5,497,145	0.7%
Federal National Mortgage Association (FNMA)
2.375%, 04/11/2016	3,325,000	3,531,805	0.4%
1.375%, 11/15/2016@	6,700,000	6,857,483	0.9%
1.250%, 01/30/2017@	7,000,000	7,110,341	0.9%
Total U.S. Government Agency Securities
(Cost $43,343,243)		44,441,197	5.7%
Taxable Municipal Bonds
California Qualified School Construction Bonds
5.955%, 03/01/2019	3,375,000	3,797,719	0.5%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
Illinois State
3.636%, 02/01/2014	$5,000,000	$5,125,950	0.7%
Other Municipal Bonds#		24,072,869	3.1%
Total Municipal Bonds
(Cost $30,475,818)		32,996,538	4.3%
Other Government Related Securities
KFW
4.875%, 06/17/2019 f	3,000,000	3,608,469	0.5%
Other Government Related Securities#~		11,158,903	1.4%
Total Other Government Related Securities
(Cost $13,216,141)		14,767,372	1.9%
Corporate Bonds
Industrials
Computer Sciences Corporation
5.500%, 03/15/2013@	4,136,000	4,239,400	0.5%
ConAgra Foods, Inc.
5.875%, 04/15/2014	3,650,000	3,941,361	0.5%
Glencore Funding LLC
6.000%, 04/15/2014 (Acquired 03/31/2004
through 02/02/2010, Cost $3,469,207)*	3,456,000	3,633,020	0.5%
Hewlett-Packard Co.
3.300%, 12/09/2016	3,500,000	3,658,382	0.5%
Hutchison Whampoa International Ltd.
7.625%, 04/09/2019 (Acquired 10/16/2009
through 09/19/2011, Cost $3,138,591)* f	2,800,000	3,459,408	0.4%
POSCO
5.250%, 04/14/2021 (Acquired 04/08/2011
through 09/22/2011, Cost $2,978,212)* f @	3,000,000	3,285,939	0.4%
TCI Communications, Inc.
8.750%, 08/01/2015	3,498,000	4,267,955	0.5%
Xerox Corporation
8.250%, 05/15/2014	3,000,000	3,345,087	0.4%
Other Industrials#~		93,066,446	12.2%
Total Industrials
(Cost $117,015,963)		122,896,998	15.9%
Utility
Ameren Corporation
8.875%, 05/15/2014	3,000,000	3,341,667	0.4%
Enterprise Products Operating LLC
9.750%, 01/31/2014	3,824,000	4,314,283	0.6%
National Grid PLC
6.300%, 08/01/2016 f	3,800,000	4,384,212	0.5%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
NuStar Logistics, L.P.
6.875%, 07/15/2012	$4,000,000	$4,004,544	0.5%
Other Utility#~		49,981,450	6.5%
Total Utility
(Cost $63,642,751)		66,026,156	8.5%
Finance
American Express Credit Corporation
Series C, 7.300%, 08/20/2013	3,257,000	3,482,254	0.5%
Berkshire Hathaway Finance Corporation
1.600%, 05/15/2017@	3,800,000	3,826,459	0.5%
Cie de Financement Foncier
2.250%, 03/07/2014
(Acquired 07/26/2011, Cost $3,524,338)* f	3,500,000	3,521,350	0.5%
Commonwealth Bank of Australia
5.000%, 10/15/2019
(Acquired 03/02/2012, Cost $4,324,519)* f @	4,000,000	4,394,516	0.6%
Deutsche Bank Aktiengesellschaft
3.250%, 01/11/2016 f	3,850,000	3,962,212	0.5%
J.P. Morgan Chase & Co.
4.500%, 01/24/2022@	3,000,000	3,231,654	0.4%
MassMutual Global Funding II
2.000%, 04/05/2017
(Acquired 03/29/2012, Cost $3,783,470)*	3,800,000	3,822,135	0.5%
Susa Partnership LP
8.200%, 06/01/2017	2,800,000	3,365,804	0.4%
Talent Yield Investments Ltd
4.500%, 04/25/2022
(Acquired 04/18/2012, Cost $3,774,008)* f	3,800,000	3,887,575	0.5%
The Royal Bank of Scotland Group PLC
5.625%, 08/24/2020 f	3,100,000	3,289,680	0.4%
Willis Group Holdings Limited
5.750%, 03/15/2021 f	3,000,000	3,269,400	0.4%
Other Finance#~		166,916,548	21.6%
Total Finance
(Cost $200,940,415)		206,969,587	26.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC)
5.500%-6.000%, 08/15/2016-01/15/2023	3,327,707	3,407,029	0.4%
Federal National Mortgage Association (FNMA)
4.000%-8.800%, 01/25/2019-07/25/2034	1,422,936	1,488,982	0.2%
Other U.S. Government Agency Issues#		616,255	0.1%
Total U.S. Government Agency Issues
(Cost $5,304,854)		5,512,266	0.7%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
Non-U.S. Government Agency Issues
Total Non-U.S. Government Agency Issues#~
(Cost $16,367,407)		$15,842,726	2.1%
Asset Backed Securities
Countrywide Asset-Backed Certificates
Series 2005-1, Class AF6, 5.030%, 07/25/2035	$3,455,758	3,438,465	0.5%
Springleaf Mortgage Loan Trust
Series 2012-1, 2.667%, 09/25/2057
(Acquired 04/11/2012, Cost $4,622,501)*	4,622,555	4,619,606	0.6%
Other Asset Backed Securities#		5,451,792	0.6%
Total Asset Backed Securities
(Cost $14,117,341)		13,509,863	1.7%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	4,250,000	4,682,654	0.6%
Citigroup Deutsche Bank
Series 2005-CD1, Class A4,
5.394%, 07/15/2044	5,600,000	6,231,820	0.8%
Credit Suisse First Boston
Mortgage Securities Corporation
Series 2005-C5, Class A4,
5.100%, 08/15/2038	4,000,000	4,410,340	0.6%
Federal Home Loan Mortgage
Corporation (FHLMC) Multifamily
Structured Pass Through Certificates,
Series K708, 2.130%, 01/25/2019	8,000,000	8,159,816	1.1%
J.P. Morgan Chase Commercial Mortgage Trust
Series 2005-CB12, Class A4,
4.895%, 09/12/2037	5,000,000	5,484,130	0.7%
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class A4,
5.441%, 12/15/2044	5,000,000	5,549,490	0.7%
Other Commercial Mortgage Backed Securities#		8,200,358	1.0%
Total Commercial Mortgage Backed Securities
(Cost $41,176,706)		42,718,608	5.5%
Total Long-Term Investments
(Cost $721,777,511)		751,715,036	97.2%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Short-Term Investments
		Market	% of
	Shares	Value	Net Assets
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.15%«	9,815,302	$9,815,302	1.3%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.16%«	15,000,000	15,000,000	1.9%
Total Short-Term Investments
(Cost $24,815,302)		24,815,302	3.2%
Investments Purchased with Cash
Proceeds from Securities Lending
	Principal
	Amount
Commercial Paper
Atlantic East Funding LLC,
0.595%, 03/25/2013†**	$2,066,837	1,363,594	0.2%
Total Commercial Paper
(Cost $2,066,837)		1,363,594	0.2%
	Shares
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.31%«	111,372,677	111,372,677	14.4%
Total Investment Companies
(Cost $111,372,677)		111,372,677	14.4%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $113,439,514)		112,736,271	14.6%
Total Investments
(Cost $860,032,327)		889,266,609	115.0%
Asset Relating to Securities Lending Investments
Support Agreement**^a†		703,243	0.1%
Total
(Cost $0)		703,243	0.1%
Liabilities in Excess of Other Assets		(116,563,079)	(15.1%)
TOTAL NET ASSETS		$773,406,773	100.0%
The accompanying notes are in integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Notes to Summary Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $66,776,454 representing 8.63% of net assets.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

Summary of Fair Value Exposure at June 30, 2012 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Summary of Fair Value Exposure at June 30, 2012 (Unaudited) (cont.)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$—	$186,033,725	$—	$186,033,725
U.S. Government Agency Securities	—	44,441,197	—	44,441,197
Taxable Municipal Bonds	—	32,996,538	—	32,996,538
Other Government Related Securities	—	14,767,372	—	14,767,372
Corporate Bonds	—	395,891,280	1,461	395,892,741
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	5,512,266	—	5,512,266
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	15,842,726	—	15,842,726
Asset Backed Securities	—	13,509,863	—	13,509,863
Commercial Mortgage Backed Securities	—	42,718,608	—	42,718,608
Total Fixed Income	—	751,713,575	1,461	751,715,036
Short-Term Investments
Money Market Mutual Funds	24,815,302	—	—	24,815,302
Total Short-Term Investments	24,815,302	—	—	24,815,302
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	1,363,594	—	1,363,594
Money Market Mutual Fund	111,372,677	—	—	111,372,677
Total Investments Purchased with
Cash Proceeds from Securities Lending	111,372,677	1,363,594	—	112,736,271
Total Investments	$136,187,979	$753,077,169	$1,461	$889,266,609
Asset Relating to
Securities Lending Investments	$—	$703,243	$—	$703,243

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  One security that is priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$1,461
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2012	$1,461

*  Transfers between levels are recognized at the end of the reporting period.

Baird Intermediate Municipal Bond Fund
June 30, 2012 (Unaudited)

The Baird Intermediate Municipal Bond Fund seeks current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.  The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of the total return of the Barclays Capital 7-Year General Obligation Bond Index.  The Barclays Capital 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years and have a maturity of six to eight years.

Portfolio Characteristics
Quality Distribution*

	Net Assets:	$1,189,195,782

	SEC 30-Day
	Yield:***
	Institutional Class:	1.55%
	Investor Class:	1.31%

	Average
	Effective
	Duration:	5.04 years

	Average
	Effective
	Maturity:	6.05 years

Sector Weightings*	Annualized
	Expense
	Ratio:
	Institutional Class:	0.30%
	Investor Class:	0.55%****

	Portfolio
	Turnover
	Rate:	2.9%#

	Total
	Number of
	Holdings:	309

*	Percentages shown are based on the Fund’s total investments.
**	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
***	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2012.
****	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Intermediate Municipal Bond Fund
June 30, 2012 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2012	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	1.49%	6.19%	5.93%	4.79%	5.16%
Investor Class Shares	1.34%	5.80%	5.64%	4.53%	4.88%
Barclays Capital 7-Year
General Obligation Bond Index(2)	1.32%	7.55%	6.67%	5.29%	5.38%

(1)	For the period from March 30, 2001 (commencement of operations) through June 30, 2012.
(2)
The Barclays Capital 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years and have a maturity of six to eight years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and does not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings following the end of each fiscal quarter. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx under the column “Form N-CSR” and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files its holdings with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments
	Principal	Market	% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Montgomery Alabama Special Care Facility Revenue:
5.000%, 11/15/2021
(Pre-refunded to 11/15/2014)	$11,385,000	$12,623,005	1.1%
5.000%-5.250%, 11/15/2015-11/15/2029
(Pre-refunded to 11/15/2014)	5,525,000	6,145,330	0.5%
Other Alabama#		3,509,294	0.3%
Total Alabama
(Cost $21,339,873)		22,277,629	1.9%
Alaska
Total Alaska#
(Cost $1,026,170)		1,086,320	0.1%
Arizona
Total Arizona#
(Cost $15,103,740)		15,709,451	1.3%
California
Golden State Tobacco Securitization
Corporation Revenue Bonds:
5.625%, 06/01/2038
(Pre-refunded to 06/01/2013)	6,950,000	7,287,701	0.6%
5.000%-6.250%, 06/01/2033-06/01/2038
(Pre-refunded to 06/01/2013)	6,790,000	7,145,562	0.6%
San Joaquin Hills California Transportation
Corridor Agency Toll Road Revenue^:
0.000%, 01/01/2023 (ETM)	14,000,000	10,951,220	0.9%
0.000%, 01/01/2020 (ETM)	6,865,000	5,989,850	0.5%
San Marcos California Public
Facilities Authority Revenue
0.000%, 09/01/2019 (ETM)^	17,295,000	15,192,101	1.3%
Other California#		23,724,622	2.0%
Total California
(Cost $64,324,087)		70,291,056	5.9%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
Colorado
Colorado Springs Colorado Utilities Revenue Bonds
5.875%, 11/15/2017 (ETM)	$8,640,000	$9,475,834	0.8%
Dawson Ridge Metropolitan District No. 1 Colorado^:
0.000%, 10/01/2022 (ETM)	15,030,000	11,748,801	1.0%
0.000%, 10/01/2022 (ETM)	12,745,000	9,962,639	0.8%
Denver Colorado Health & Hospital
Authority Healthcare Revenue
6.250%, 12/01/2033
(Pre-refunded to 12/01/2014)	7,975,000	9,072,121	0.8%
Regional Transportation District
Colorado Sales Tax Revenue
5.000%, 11/01/2036
(Pre-refunded to 11/01/2016)	6,750,000	8,008,942	0.7%
Other Colorado#		14,393,732	1.2%
Total Colorado
(Cost $59,034,071)		62,662,069	5.3%
Delaware
Total Delaware#
(Cost $334,289)		340,524	0.0%
Florida
Broward County Florida School Board:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,300,000	9,783,293	0.8%
5.250%, 07/01/2023 (Callable 07/01/2021)	4,865,000	5,671,812	0.5%
Florida State Board of Education
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	16,595,742	1.4%
Highlands County Florida Health Facilities Revenue:
5.875%, 11/15/2029
(Pre-refunded to 11/15/2013)	9,650,000	10,345,765	0.9%
5.375%, 11/15/2035
(Pre-refunded to 11/15/2013)	5,010,000	5,337,303	0.4%
Miami-Dade County Florida
4.500%, 10/01/2020	7,100,000	8,168,266	0.7%
St. Lucie County Florida
6.000%, 10/01/2020 (ETM)	5,940,000	7,731,682	0.7%
Other Florida#		72,169,782	6.0%
Total Florida
(Cost $126,844,685)		135,803,645	11.4%
Georgia
Atlanta Georgia Water & Wastewater Revenue
5.500%, 11/01/2017 (Insured by AGM)	8,445,000	10,229,175	0.9%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
Forsyth County Georgia Hospital
Authority Revenue Anticipation Certificates
6.375%, 10/01/2028
(Callable 08/02/2012)(ETM)	$7,745,000	$10,246,480	0.9%
Georgia Municipal Electric Authority Power Revenue
6.500%, 01/01/2017 (Insured by AGM)	7,470,000	8,976,173	0.7%
Gwinnett County Georgia School District
5.000%, 02/01/2026
(Pre-refunded to 02/01/2018)	7,400,000	8,960,068	0.8%
State of Georgia
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	14,883,006	1.3%
Other Georgia#		3,342,393	0.2%
Total Georgia
(Cost $54,317,648)		56,637,295	4.8%
Illinois
Illinois Development Financial Authority
0.000%, 07/15/2023 (ETM)^	16,380,000	12,252,731	1.0%
Kane Cook & Dupage Counties Illinois
Community United School District No. 303
5.000%, 01/01/2014 (Insured by AGM)	6,750,000	7,184,362	0.6%
Kane McHenry Cook & De Kalb
Counties Illinois School District No. 300
7.000%, 01/01/2018 (Insured by AMBAC)	6,140,000	7,573,751	0.6%
Kendall Kane & Will Counties Community
Unit School District No. 308
0.000%, 02/01/2021^	13,625,000	10,257,036	0.9%
Other Illinois#		85,552,209	7.2%
Total Illinois
(Cost $116,251,752)		122,820,089	10.3%
Indiana
Total Indiana#
(Cost $15,440,970)		16,787,662	1.4%
Iowa
Total Iowa#
(Cost $1,123,231)		1,191,781	0.1%
Kansas
Total Kansas#
(Cost $2,010,622)		2,228,675	0.2%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
Kentucky
Louisville & Jefferson County
Metropolitan Government
6.125%, 02/01/2037 (Callable 02/01/2018)	$7,345,000	$9,361,864	0.8%
Other Kentucky#		5,157,662	0.4%
Total Kentucky
(Cost $14,219,050)		14,519,526	1.2%
Louisiana
Louisiana Public Facilities Authority Revenue:
5.500%, 05/15/2032
(Pre-refunded to 05/15/2026)	13,905,000	18,211,657	1.5%
5.500%, 05/15/2027
(Pre-refunded to 05/15/2026)	1,500,000	1,906,965	0.2%
State of Louisiana:
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	12,335,700	1.0%
5.000%, 11/15/2018	1,750,000	2,129,732	0.2%
Total Louisiana
(Cost $30,025,415)		34,584,054	2.9%
Maine
Total Maine#
(Cost $4,693,546)		4,915,918	0.4%
Maryland
Total Maryland#
(Cost $1,458,614)		1,488,135	0.1%
Massachusetts
Massachusetts State:
4.00%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,857,450	1.4%
5.00%, 08/01/2020
(Pre-refunded to 08/01/2016)	5,820,000	6,843,505	0.6%
Other Massachusetts#		13,366,158	1.1%
Total Massachusetts
(Cost $35,881,365)		37,067,113	3.1%
Michigan
Michigan Finance Authority
5.000%, 01/01/2019	7,000,000	8,456,560	0.7%
Other Michigan#		22,969,343	1.9%
Total Michigan
(Cost $30,246,713)		31,425,903	2.6%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
Minnesota
University of Minnesota
5.500%, 07/01/2021 (ETM)	$7,655,000	$9,430,654	0.8%
Other Minnesota#		5,044,800	0.4%
Total Minnesota
(Cost $14,235,451)		14,475,454	1.2%
Mississippi
Total Mississippi#
(Cost $2,126,719)		2,298,969	0.2%
Missouri
Total Missouri#
(Cost $3,184,672)		3,342,400	0.3%
Nebraska
Omaha Nebraska Public Electric Power District Revenue
6.200%, 02/01/2017 (ETM)	9,150,000	10,314,887	0.9%
Other Nebraska#		1,815,414	0.1%
Total Nebraska
(Cost $11,713,077)		12,130,301	1.0%
Nevada
Total Nevada#
(Cost $2,104,859)		2,351,398	0.2%
New Hampshire
Total New Hampshire#
(Cost $6,677,130)		6,898,816	0.6%
New Jersey
New Jersey State Housing &
Mortgage Finance Agency Bonds
4.500%, 10/01/2029 (Callable 04/01/2021)	9,610,000	10,062,631	0.9%
Other New Jersey#		23,901,405	2.0%
Total New Jersey
(Cost $32,910,183)		33,964,036	2.9%
New Mexico
Total New Mexico#
(Cost $3,768,401)		3,840,730	0.3%
New York
Metropolitan Transit Authority New York
6.000%, 04/01/2020 (ETM)	13,330,000	17,022,943	1.4%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
Westchester Tobacco Asset
Securitization Corp. New York
6.950%, 07/15/2039
(Pre-refunded to 07/15/2017)	$13,075,000	$17,042,347	1.5%
Other New York#		43,014,393	3.6%
Total New York
(Cost $71,908,134)		77,079,683	6.5%
North Carolina
North Carolina Eastern Municipal
Power Agency Power Systems Revenue:
4.500%, 01/01/2024
(Pre-refunded to 01/01/2022)	6,425,000	7,929,864	0.7%
6.400%, 01/01/2021 (ETM)	5,750,000	7,137,647	0.6%
5.000%-6.000%, 01/01/2017-01/01/2026	5,145,000	6,279,030	0.5%
North Carolina Medical Care
Community Hospital Revenue
5.250%, 11/01/2029
(Pre-refunded to 11/01/2014)	6,495,000	7,195,161	0.6%
Other North Carolina#		6,900,905	0.6%
Total North Carolina
(Cost $33,276,809)		35,442,607	3.0%
Ohio
Total Ohio#
(Cost $14,572,397)		14,820,890	1.3%
Pennsylvania
Pennsylvania Convention
Center Authority Revenue Bonds
6.000%, 09/01/2019 (ETM)	6,830,000	8,735,228	0.7%
Other Pennsylvania#		26,468,965	2.3%
Total Pennsylvania
(Cost $32,805,350)		35,204,193	3.0%
Puerto Rico
Total Puerto Rico#
(Cost $9,316,011)		9,799,599	0.8%
South Carolina
Piedmont Municipal Power Agency
South Carolina Electric Revenue
6.750%, 01/01/2020 (ETM)	6,375,000	8,672,678	0.7%
Other South Carolina#		5,341,820	0.5%
Total South Carolina
(Cost $13,146,830)		14,014,498	1.2%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
South Dakota
Total South Dakota#
(Cost $923,249)		$956,020	0.1%
Tennessee
Total Tennessee#
(Cost $11,301,235)		11,767,540	1.0%
Texas
Houston Texas Health Facilities
Corporate Facilities Revenue
7.125%, 02/15/2034
(Pre-refunded to 02/15/2014)	$10,960,000	12,234,210	1.0%
Houston Texas Water & Sewer System Revenue Bonds
5.500%, 12/01/2029 (ETM)	16,050,000	21,850,630	1.8%
Lamar Consolidated Independent School District
5.000%, 02/15/2021 (Insured by PSF)	6,760,000	8,399,097	0.7%
San Antonio Texas Electric & Gas Revenue
5.650%, 02/01/2019 (ETM)	11,565,000	14,101,436	1.2%
Tarrant County Texas Health Facilities Revenue
6.000%, 09/01/2024 (ETM)	7,990,000	10,265,312	0.9%
Texas State
5.000%, 10/01/2018	6,285,000	7,686,744	0.6%
Other Texas#		88,542,673	7.5%
Total Texas
(Cost $153,237,719)		163,080,102	13.7%
Utah
Total Utah#
(Cost $6,755,035)		7,283,349	0.6%
Virginia
Tobacco Settlement Financing Corporation Revenue
5.625%, 06/01/2037
(Pre-refunded to 06/01/2015)	7,650,000	8,762,692	0.8%
Other Virginia#		1,321,720	0.1%
Total Virginia
(Cost $9,668,395)		10,084,412	0.9%
Washington
University of Washington
5.000%, 07/01/2022	6,505,000	8,216,921	0.7%
Washington State:
5.000%, 01/01/2021	10,000,000	12,349,100	1.0%
5.000%-5.500%, 07/01/2018-07/01/2023	5,470,000	6,653,890	0.6%
Other Washington#		14,495,696	1.2%
Total Washington
(Cost $40,003,785)		41,715,607	3.5%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
West Virginia
Berkeley Brooke Fayette Counties West Virginia
Single Family Mortgage Revenue
0.000%, 12/01/2014 (ETM) ^	$7,365,000	$7,252,684	0.6%
Other West Virginia#		1,395,233	0.1%
Total West Virginia
(Cost $8,291,684)		8,647,917	0.7%
Wisconsin
State of Wisconsin
5.000%, 05/01/2022	10,000,000	12,491,000	1.0%
Other Wisconsin#		6,729,858	0.6%
Total Wisconsin
(Cost $18,747,526)		19,220,858	1.6%
Total Long-Term Investments
(Cost $1,094,350,492)		1,160,256,224	97.6%
Short-Term Investments
	Shares
Money Market Mutual Fund
Goldman Sachs Financial Square Funds, 0.02%«	17,877,536	17,877,536	1.5%
Total Short-Term Investments
(Cost $17,877,536)		17,877,536	1.5%
Total Investments
(Cost $1,112,228,028)		1,178,133,760	99.1%
Other Assets in Excess of Liabilities		11,062,022	0.9%
TOTAL NET ASSETS		$1,189,195,782	100.0%

Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
AMBAC –
Ambac Assurance Corporation. Ambac Assurance’s plan of rehabilitation transferring certain troubled insurance policies and assets (mostly relating to insurance coverage and credit default swaps on residential mortgage-backed securities) to a segregated account has obtained court approval but has not yet been implemented.

ETM – Escrowed to Maturity
PSF – Texas Permanent School Fund
^	Non-Income Producing
«	7-Day Yield
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Summary of Fair Value Exposure at June 30, 2012 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$—	$1,160,256,224	$—	$1,160,256,224
Total Fixed Income	—	1,160,256,224	—	1,160,256,224
Short-Term Investments
Money Market Mutual Fund	17,877,536	—	—	17,877,536
Total Short-Term Investments	17,877,536	—	—	17,877,536
Total Investments	$17,877,536	$1,160,256,224	$—	$1,178,133,760

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Aggregate Bond Fund
June 30, 2012 (Unaudited)

The Baird Aggregate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Aggregate Bond Index.  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

Portfolio Characteristics
Quality Distribution*

	Net Assets:	$1,258,981,269

	SEC 30-Day
	Yield:**
	Institutional Class:	3.57%
	Investor Class:	3.20%

	Average
	Effective
	Duration:	5.07 years

	Average
	Effective
	Maturity:	7.01 years

	Annualized
	Expense
	Ratio:
Sector Weightings*	Institutional Class:	0.30%
	Investor Class:	0.55%***

	Portfolio
	Turnover
	Rate:	30.1%#

	Total
	Number of
	Holdings:	377

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2012.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Aggregate Bond Fund
June 30, 2012 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2012	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	3.98%	8.52%	6.53%	5.93%	6.52%
Investor Class Shares	3.84%	8.21%	6.25%	5.68%	6.26%
Barclays Capital
U.S. Aggregate Bond Index(2)	2.37%	7.47%	6.79%	5.63%	6.20%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2012.
(2)
The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities,  with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and does not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings following the end of each fiscal quarter. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx under the column “Form N-CSR” and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files its holdings with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments
	Principal	Market	% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
2.375%, 07/31/2017@	$57,300,000	$61,875,061	4.9%
5.250%, 11/15/2028@	33,825,000	47,603,411	3.8%
4.375%, 02/15/2038@	31,850,000	42,260,969	3.4%
6.250%, 08/15/2023	1,000,000	1,452,500	0.1%
Total U.S. Treasury Securities
(Cost $143,419,647)		153,191,941	12.2%
Taxable Municipal Bonds
California Qualified School Construction Bonds
7.155%, 03/01/2027	7,500,000	8,691,375	0.7%
Contra Costa County California Pension Obligation
5.140%, 06/01/2017	5,975,000	6,657,763	0.5%
San Dieguito California Public Facilities
6.459%, 05/01/2027	6,500,000	7,627,295	0.6%
Tobacco Settlement Authority Iowa
6.500%, 06/01/2023 (Callable 06/01/2015)	6,960,000	6,697,051	0.5%
Other Municipal Bonds#		34,561,734	2.8%
Total Municipal Bonds
(Cost $58,026,061)		64,235,218	5.1%
Other Government Related Securities
Corp Andina de Fomento
4.375%, 06/15/2022 f	6,242,000	6,375,779	0.5%
Other Government Related Securities#~		24,046,365	1.9%
Total Other Government Related Securities
(Cost $28,256,137)		30,422,144	2.4%
Corporate Bonds
Industrials
Anadarko Petroleum Corporation
6.375%, 09/15/2017	6,000,000	6,969,804	0.5%
Glencore Funding LLC
6.000%, 04/15/2014 (Acquired 03/31/2004
through 06/20/2011, Cost $8,145,793)*	8,092,000	8,506,480	0.7%

The accompanying notes are in integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
Hutchison Whampoa International Ltd.
7.625%, 04/09/2019 (Acquired 10/22/2009
through 10/29/2009, Cost $6,265,355)* f	$5,700,000	$7,042,367	0.6%
National Oilwell Varco Inc.
Series B, 6.125%, 08/15/2015	7,045,000	7,153,866	0.6%
Other Industrials#~		113,662,123	9.0%
Total Industrials
(Cost $134,112,297)		143,334,640	11.4%
Utility
Ameren Corporation
8.875%, 05/15/2014	6,900,000	7,685,834	0.6%
Constellation Energy Group Inc.
4.550%, 06/15/2015	5,862,000	6,295,313	0.5%
Mega Advance Investments Ltd
5.000%, 05/12/2021
(Acquired 05/09/2011, Cost $5,443,790)* f @	5,500,000	5,838,937	0.4%
Other Utility#~		52,546,328	4.2%
Total Utility
(Cost $68,467,471)		72,366,412	5.7%
Finance
Associates Corporation of North America
6.950%, 11/01/2018	5,125,000	5,778,489	0.5%
General Electric Capital Corporation
4.650%, 10/17/2021	6,000,000	6,663,156	0.5%
Genworth Life Institutional Funding Trust
5.875%, 05/03/2013
(Acquired 04/14/2011, Cost $6,668,639)*	6,500,000	6,609,395	0.5%
Irish Life & Permanent Group Holdings PLC
3.600%, 01/14/2013 (Acquired 01/07/2010
through 03/09/2012, Cost $7,509,051)* f	7,525,000	7,292,432	0.6%
John Hancock Mutual Life Insurance Company
7.375%, 02/15/2024
(Acquired 08/26/2010, Cost $7,635,127)*	6,800,000	8,269,568	0.7%
Schwab Capital Trust I
7.500%, 11/15/2037	8,760,000	9,018,858	0.7%
Other Finance#~		183,139,237	14.5%
Total Finance
(Cost $217,352,935)		226,771,135	18.0%
The accompanying notes are in integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage
Corporation (FGLMC) Pass-Through Certificates:
5.000%, 03/01/2038	$14,800,242	$15,928,203	1.3%
4.500%, 11/01/2039	19,239,963	20,556,802	1.6%
5.000%-6.500%, 07/01/2014-12/01/2036	5,225,414	5,738,416	0.5%
Federal Home Loan Mortgage
Corporation (FHLMC) Pass-Through Certificates:
5.500%, 05/01/2038	6,568,626	7,141,364	0.6%
4.500%, 11/01/2039	6,608,927	7,061,261	0.6%
4.500%, 09/01/2040	18,029,488	19,286,016	1.5%
0.000%-7.000%, 07/15/2019-05/15/2022	490,946	539,394	0.0%
Federal National Mortgage Association (FNMA)
Pass-Through Certificates:
5.000%, 11/01/2021	7,943,864	8,601,116	0.7%
5.500%, 04/01/2034	6,396,715	7,027,349	0.6%
5.000%, 10/01/2035	20,805,818	22,626,678	1.8%
5.000%, 11/01/2035	10,337,656	11,216,802	0.9%
5.500%, 04/01/2037	9,680,752	10,648,879	0.8%
4.000%, 08/01/2040	10,371,201	11,055,556	0.9%
3.500%, 02/01/2041	31,853,237	33,514,721	2.7%
4.000%, 02/01/2041	41,924,265	44,690,682	3.5%
4.000%, 09/01/2041	14,599,445	15,567,367	1.2%
3.500%-8.000%, 09/25/2017-12/01/2040	32,260,929	34,720,753	2.8%
Government National Mortgage
Association (GNMA) Pass-Through Certificates:
6.000%, 11/20/2033	203,556	230,207	0.0%
5.000%, 07/20/2040	11,828,250	13,115,913	1.0%
4.500%, 01/20/2041	32,914,234	36,350,719	2.9%
Total U.S. Government Agency Issues
(Cost $312,777,821)		325,618,198	25.9%
Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2004-7, Class 4A1, 5.000%, 08/25/2019	6,538,571	6,749,146	0.5%
4.750%-6.000%, 06/25/2018-06/25/2046	14,973,965	14,377,576	1.2%
Countrywide Alternative Loan Trust:
Series 2003-20CB, Class 1A1,
5.500%, 10/25/2033	10,093,585	10,610,043	0.8%
5.000%-6.250%, 11/25/2020-10/25/2036	11,071,431	9,700,944	0.8%
Other Non-U.S. Government Agency Issues#		29,440,081	2.3%
Total Non-U.S. Government Agency Issues
(Cost $75,672,591)		70,877,790	5.6%

The accompanying notes are in integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
Asset Backed Securities
Countrywide Asset-Backed Certificates:
Series 2005-1, Class AF6, 5.030%, 07/25/2035	$8,328,376	$8,286,701	0.7%
Series 2005-11, Class AF3, 4.778%, 02/25/2036	9,964,966	8,005,605	0.6%
4.583%-5.884%, 03/25/2030-09/25/2046	27,930,796	23,778,658	1.9%
Other Asset Backed Securities#		11,473,923	0.9%
Total Asset Backed Securities
(Cost $56,934,326)		51,544,887	4.1%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	11,139,000	12,272,962	1.0%
Commercial Mortgage Pass-Through Certificates
Series 2005-C6, Class A5A,
5.116%, 06/10/2044	11,248,000	12,420,638	1.0%
Credit Suisse First Boston
Mortgage Securities Corporation
Series 2005-C5, Class A4, 5.10%, 08/15/2038	10,149,000	11,190,135	0.9%
GE Capital Commercial Mortgage Corporation
Series 2005-C4, Class A4, 5.305%, 11/10/2045	10,750,000	12,018,059	0.9%
J.P. Morgan Chase Commercial Mortgage Trust
Series 2005-CB12, Class A4,
4.895%, 09/12/2037	11,355,000	12,454,459	1.0%
Morgan Stanley Capital I
Series 2005-HQ7, Class A4,
5.201%, 11/14/2042	10,825,000	12,015,144	0.9%
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class A4,
5.441%, 12/15/2044	10,000,000	11,098,980	0.9%
WF-RBS Commercial Mortgage Trust
Series 2012-C6, Class A4, 3.44%, 04/15/2045	12,000,000	12,321,408	1.0%
Other Commercial Mortgage Backed Securities#		5,031,380	0.4%
Total Commercial Mortgage Backed Securities
(Cost $96,821,649)		100,823,165	8.0%
Total Long-Term Investments
(Cost $1,191,840,935)		1,239,185,530	98.4%

The accompanying notes are in integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Short-Term Investments
		Market	% of
	Shares	Value	Net Assets
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.15%«	4,797,194	$4,797,194	0.4%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.16%«	23,288,773	23,288,773	1.8%
Total Short-Term Investments
(Cost $28,085,967)		28,085,967	2.2%
Investments Purchased with Cash
Proceeds from Securities Lending
	Principal
	Amount
Commercial Paper
Atlantic East Funding LLC,
0.595%, 03/25/2013†**	$2,837,710	1,872,176	0.2%
Total Commercial Paper
(Cost $2,837,710)		1,872,176	0.2%
	Shares
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.31%«	135,218,513	135,218,513	10.7%
Total Investment Companies
(Cost $135,218,513)		135,218,513	10.7%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $138,056,223)		137,090,689	10.9%
Total Investments
(Cost $1,357,983,125)		1,404,362,186	111.5%
Asset Relating to Securities Lending Investments
Support Agreement**^a†		965,534	0.1%
Total
(Cost $0)		965,534	0.1%
Liabilities in Excess of Other Assets		(146,346,451)	(11.6%)
TOTAL NET ASSETS		$1,258,981,269	100.0%

The accompanying notes are in integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Notes to Summary Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $64,562,555 representing 5.13% of net assets.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

Summary of Fair Value Exposure at June 30, 2012 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The accompanying notes are in integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$—	$153,191,941	$—	$153,191,941
Taxable Municipal Bonds	—	64,235,218	—	64,235,218
Other Government Related Securities	—	30,422,144	—	30,422,144
Corporate Debt Securities	—	442,470,580	1,607	442,472,187
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	325,618,198	—	325,618,198
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	70,877,790	—	70,877,790
Asset Backed Securities	—	51,544,887	—	51,544,887
Commercial Mortgage-Backed Securities	—	100,823,165	—	100,823,165
Total Fixed Income	—	1,239,183,923	1,607	1,239,185,530
Short-Term Investments
Money Market Mutual Funds	28,085,967	—	—	28,085,967
Total Short-Term Investments	28,085,967	—	—	28,085,967
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	1,872,176	—	1,872,176
Money Market Mutual Fund	135,218,513	—	—	135,218,513
Total Investments Purchased
with Cash Proceeds
from Securities Lending	135,218,513	1,872,176	—	137,090,689
Total Investments	$163,304,480	$1,241,056,099	$1,607	$1,404,362,186
Asset Relating to
Securities Lending Investments	$—	$965,534	$—	$965,534

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  One security that is priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$1,607
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2012	$1,607

*  Transfers between levels are recognized at the end of the reporting period.

Baird Core Plus Bond Fund
June 30, 2012 (Unaudited)

The Baird Core Plus Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Universal Bond Index.  The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

Portfolio Characteristics
Quality Distribution*

	Net Assets:	$1,776,836,267

	SEC 30-Day
	Yield:**
	Institutional Class:	3.20%
	Investor Class:	2.94%

	Average
	Effective
	Duration:	5.02 years

	Average
	Effective
	Maturity:	6.64 years

	Annualized
	Expense
Sector Weightings*	Ratio:
	Institutional Class:	0.30%
	Investor Class:	0.55%***

	Portfolio
	Turnover
	Rate:	17.1%#

	Total
	Number of
	Holdings:	585

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2012.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Core Plus Bond Fund
June 30, 2012 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2012	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	3.85%	8.08%	7.83%	6.98%	7.17%
Investor Class Shares	3.79%	7.85%	7.55%	6.70%	6.90%
Barclays Capital
U.S. Universal Bond Index(2)	2.87%	7.36%	6.76%	5.96%	6.38%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2012.
(2)
The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and does not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings following the end of each fiscal quarter. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx under the column “Form N-CSR” and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files its holdings with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments
	Principal	Market	% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds@:
2.375%, 07/31/2017	$63,150,000	$68,192,149	3.9%
6.250%, 08/15/2023	12,675,000	18,410,437	1.0%
5.250%, 11/15/2028	35,775,000	50,347,732	2.8%
4.375%, 02/15/2038	43,525,000	57,752,234	3.3%
Total U.S. Treasury Securities
(Cost $183,930,092)		194,702,552	11.0%
U.S. Government Agency Securities
Federal National Mortgage Association (FNMA):
1.000%, 07/28/2017	15,075,000	15,067,176	0.9%
1.250%, 01/30/2017	10,975,000	11,147,999	0.6%
Total U.S. Government Agency Securities
(Cost $25,994,341)		26,215,175	1.5%
Taxable Municipal Bonds
Total Municipal Bonds#
(Cost $39,925,668)		43,473,520	2.4%
Other Government Related Securities
Eksportfinans ASA
2.000%, 09/15/2015 f	9,000,000	8,054,514	0.5%
Other Government Related Securities#~		26,598,890	1.5%
Total Other Government Related Securities
(Cost $32,822,311)		34,653,404	2.0%
Corporate Bonds
Industrials
Total Industrials#~
(Cost $244,260,973)		251,732,023	14.2%

The accompanying notes are in integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
Utility
National Rural Utilities Corporation
10.375%, 11/01/2018	$6,498,000	$9,415,505	0.5%
Other Utility#~		109,637,030	6.2%
Total Utility
(Cost $113,726,234)		119,052,535	6.7%
Finance
Barclays Bank PLC
6.750%, 05/22/2019 f	6,850,000	7,990,840	0.5%
Credit Suisse New York
5.300%, 08/13/2019 f	6,966,000	7,837,105	0.4%
Dresdner Bank AG
7.250%, 09/15/2015 f	7,850,000	7,956,854	0.4%
General Electric Capital Corporation
4.650%, 10/17/2021	8,450,000	9,383,945	0.5%
Irish Life & Permanent Group Holdings PLC
3.600%, 01/14/2013 (Acquired 12/01/2010
through 02/28/2012, Cost $10,037,601)* f	10,400,000	10,078,578	0.6%
Nordea Bank AB
3.125%, 03/20/2017 (Acquired 03/14/2012
through 05/09/2012, Cost $8,050,179)* f @	8,000,000	8,034,152	0.5%
Regions Bank
7.500%, 05/15/2018	7,475,000	8,409,375	0.5%
Wachovia Bank, NA
6.000%, 11/15/2017	8,322,000	9,696,944	0.5%
Other Finance#~		336,307,422	18.9%
Total Finance
(Cost $392,639,557)		405,695,215	22.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation
(FGLMC) Pass-Through Certificates:
3.000%, 05/01/2027	18,670,065	19,562,225	1.1%
4.500%, 11/01/2039	10,154,425	10,849,423	0.6%
4.500%, 08/01/2040	20,356,034	21,774,706	1.2%
4.500%, 08/01/2040	12,045,525	12,885,013	0.7%
4.500%-6.500%, 12/01/2020-11/01/2039	8,398,409	9,046,252	0.5%

The accompanying notes are in integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA)
Series 2004-90, Class LH, 5.000%, 04/25/2034	$10,543,849	$11,229,117	0.6%
Pass-Through Certificates:
5.000%, 04/01/2035	8,891,701	9,670,108	0.6%
5.000%, 07/01/2035	25,841,704	28,184,091	1.6%
5.000%, 02/01/2036	15,020,927	16,335,451	0.9%
5.500%, 04/01/2036	15,571,093	17,079,626	1.0%
4.000%, 12/01/2040	9,282,268	10,063,009	0.6%
3.500%, 01/01/2041	7,338,623	7,721,410	0.4%
4.000%, 01/01/2041	16,633,771	17,731,368	1.0%
3.500%, 02/01/2041	19,045,355	20,038,772	1.1%
4.000%, 02/01/2041	28,764,635	30,662,700	1.7%
4.500%, 07/01/2041	7,720,853	8,324,085	0.5%
4.000%, 09/01/2041	17,012,696	18,140,613	1.0%
4.000%, 12/01/2041	14,102,134	15,037,085	0.9%
3.500%, 06/01/2042	17,650,000	18,614,760	1.1%
3.500%-7.500%, 12/25/2019-03/01/2041	35,854,275	38,548,604	2.2%
Government National Mortgage
Association (GNMA) Pass-Through Certificates:
4.500%, 05/20/2040	7,799,133	8,617,582	0.5%
4.500%, 01/20/2041	20,500,433	22,640,828	1.3%
5.000%-6.500%, 12/20/2028-07/20/2040	3,879,285	4,293,692	0.2%
Other U.S. Government Agency Issues#		2,516,710	0.0%
Total U.S. Government Agency Issues
(Cost $370,569,513)		379,567,230	21.3%
Non-U.S. Government Agency Issues
Bank of America Mortgage Securities Inc
Series 2003-L, Class 2A1, 2.928%, 01/25/2034	8,601,800	8,029,763	0.5%
J.P. Morgan Mortgage Trust
Series 2007-A2, Class 2A3, 2.857%, 04/25/2037	14,307,108	10,430,196	0.6%
Other Non-U.S. Government Agency Issues#		39,514,951	2.2%
Total Non-U.S. Government Agency Issues
(Cost $59,106,023)		57,974,910	3.3%
Asset Backed Securities
J.P. Morgan Mortgage Acquisition Corp
Series 2007-CH1, 0.479%, 11/25/2036	10,000,000	7,499,230	0.4%
Other Asset Backed Securities#		21,931,234	1.3%
Total Asset Backed Securities
(Cost $32,354,936)		29,430,464	1.7%

The accompanying notes are in integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Long-Term Investments (cont.)
	Principal	Market	% of
	Amount	Value	Net Assets
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	$16,160,000	$17,805,104	1.0%
Citigroup Deutsche Bank
Series 2005-CD1, Class A4, 5.394%, 07/15/2044	13,222,000	14,713,772	0.8%
Commercial Mortgage Pass-Through Certificates:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	5,987,000	6,611,163	0.4%
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	16,923,000	17,207,323	1.0%
Credit Suisse First Boston
Mortgage Securities Corporation
Series 2005-C5, Class A4, 5.100%, 08/15/2038	16,925,000	18,661,251	1.0%
GE Capital Commercial Mortgage Corporation
Series 2005-C4, Class A4, 5.305%, 11/10/2045	12,795,000	14,304,285	0.8%
J.P. Morgan Chase Commercial
Mortgage Securities Corporation
Series 2011-C5, Class A3, 4.171%, 08/15/2046	17,145,000	18,651,463	1.0%
J.P. Morgan Chase Commercial Mortgage Trust
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	15,505,000	17,006,287	1.0%
Morgan Stanley Capital I
Series 2005-HQ7, Class A4, 5.201%, 11/14/2042	11,275,000	12,514,619	0.7%
WF-RBS Commercial Mortgage Trust
Series 2012-C6, Class A4, 3.440%, 04/15/2045	9,000,000	9,241,056	0.5%
Other Commercial Mortgage Backed Securities#		19,075,534	1.1%
Total Commercial Mortgage Backed Securities
(Cost $163,182,211)		165,791,857	9.3%
Total Long-Term Investments
(Cost $1,658,511,859)		1,708,288,885	96.2%

Short-Term Investments
	Shares
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.15%«	30,548,601	30,548,601	1.7%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.16%«	30,000,000	30,000,000	1.7%
Total Short-Term Investments
(Cost $60,548,601)		60,548,601	3.4%

The accompanying notes are in integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Investments Purchased with Cash
Proceeds from Securities Lending – 9.5%

	Principal	Market	% of
	Amount	Value	Net Assets
Commercial Paper - 0.0%
Atlantic East Funding LLC,
0.595%, 03/25/2013†**	$257,951	$170,183	0.0%
Total Commercial Paper
(Cost $257,951)		170,183	0.0%
	Shares
Investment Companies – 9.5%
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.31%«	168,741,412	168,741,412	9.5%
Total Investment Companies
(Cost $168,741,412)		168,741,412	9.5%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $168,999,363)		168,911,595	9.5%
Total Investments
(Cost $1,888,059,823) – 109.1%		1,937,749,081	109.1%
Asset Relating to Securities
Lending Investments – 0.0%
Support Agreement**^a†		87,768	0.0%
Total
(Cost $0)		87,768	0.0%
Liabilities in Excess of Other Assets – (9.1)%		(161,000,582)	(9.1%)
TOTAL NET ASSETS		$1,776,836,267	100.0%

Notes to Summary Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $220,881,636 representing 12.43% of net assets.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

The accompanying notes are in integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

Summary of Fair Value Exposure at June 30, 2012 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$—	$194,702,552	$—	$194,702,552
U.S. Government Agency Securities	—	26,215,175	—	26,215,175
Taxable Municipal Bonds	—	43,473,520	—	43,473,520
Other Government Related Securities	—	34,653,404	—	34,653,404
Corporate Bonds	—	776,475,098	4,675	776,479,773
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	379,567,230	—	379,567,230
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	57,974,910	—	57,974,910
Asset Backed Securities	—	29,430,464	—	29,430,464
Commercial Mortgage-Backed Securities	—	165,791,857	—	165,791,857
Total Fixed Income	—	1,708,284,210	4,675	1,708,288,885
Short-Term Investments
Money Market Mutual Funds	60,548,601	—	—	60,548,601
Total Short-Term Investments	60,548,601	—	—	60,548,601
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	170,183	—	170,183
Money Market Mutual Fund	168,741,412	—	—	168,741,412
Total Investments Purchased
with Cash Proceeds
from Securities Lending	168,741,412	170,183	—	168,911,595
Total Investments	$229,290,013	$1,708,454,393	$4,675	$1,937,749,081
Asset Relating to
Securities Lending Investments	$—	$87,768	$—	$87,768

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  One security that is priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$4,675
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2012	$4,675

*  Transfers between levels are recognized at the end of the reporting period.

Additional Information on Fund Expenses
June 30, 2012 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees;  and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/12 – 6/30/12).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2012 (Unaudited)

Actual vs. Hypothetical Returns

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/12	6/30/12	Period(1)	6/30/12	Period(1)
Baird Short-Term
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,020.80	$1.51	$1,023.37	$1.51

Baird Intermediate
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,032.50	$1.52	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,031.00	$2.78	$1,022.13	$2.77

Baird Intermediate
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,014.90	$1.50	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,013.40	$2.75	$1,022.13	$2.77

Baird Aggregate
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,039.80	$1.52	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,038.40	$2.79	$1,022.13	$2.77

Baird Core Plus
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,038.50	$1.52	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,037.90	$2.79	$1,022.13	$2.77

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182 days and divided by 366 to reflect the one-half year period.

Statement of Assets and Liabilities
June 30, 2012 (Unaudited)

			Baird
	Baird	Baird	Intermediate
	Short-Term	Intermediate	Municipal
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $1,220,260,937,	$1,225,553,054	$889,266,609	$1,178,133,760
$860,032,327 and $1,112,228,028, respectively)*
Support Agreement (Note 6)	278,308	703,243	—
Interest receivable	12,390,727	8,437,946	13,633,685
Receivable for investments sold or paid down	228,382	17,622	—
Receivable for Fund shares sold	2,326,732	872,428	2,286,608
Uninvested cash	24,188	10,295	—
Total assets	1,240,801,391	899,308,143	1,194,054,053
LIABILITIES:
Payable for collateral received
for securities loaned (Note 6)	126,604,894	113,460,934	—
Payable for securities purchased	10,175,173	11,363,927	3,984,804
Payable for Fund shares repurchased	462,935	804,194	482,303
Payable to Advisor and Distributor	270,153	194,413	391,164
Other liabilities	10,975	77,902	—
Total liabilities	137,524,130	125,901,370	4,858,271
NET ASSETS	$1,103,277,261	$773,406,773	$1,189,195,782
NET ASSETS CONSIST OF:
Capital stock	1,095,906,748	$735,621,072	$1,123,050,095
Undistributed net investment income	441,964	477,297	652,211
Accumulated net realized gain (loss)
on investments sold	1,358,124	7,370,879	(412,256)
Net unrealized appreciation on
investments and support agreement	5,570,425	29,937,525	65,905,732
NET ASSETS	$1,103,277,261	$773,406,773	$1,189,195,782
INSTITUTIONAL CLASS SHARES
Net Assets	$1,103,277,261	$755,880,107	$926,871,671
Shares outstanding ($0.01 par value,
unlimited shares authorized)	113,933,043	67,186,199	77,453,086
Net asset value, offering and
redemption price per share	$9.68	$11.25	$11.97
INVESTOR CLASS SHARES
Net Assets		$17,526,666	$262,324,111
Shares outstanding ($0.01 par value,
unlimited shares authorized)		1,501,475	21,476,802
Net asset value, offering and
redemption price per share		$11.67	$12.21
*Includes securities out on loan to brokers with a market value of $123,824,195, $110,962,820 and $0, respectively.

The accompanying notes are in integral part of these financial statements.

Statement of Assets and Liabilities
June 30, 2012 (Unaudited)

	Baird	Baird
	Aggregate	Core Plus
	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $1,357,983,125	$1,404,362,186	$1,937,749,081
and $1,888,059,823, respectively)*
Support Agreement (Note 6)	965,534	87,768
Interest receivable	10,721,326	15,754,559
Receivable for investments sold or paid down	44,082	257,135
Receivable for Fund shares sold	2,082,181	14,108,131
Uninvested cash	26,007	32,454
Total assets	1,418,201,316	1,967,989,128
LIABILITIES:
Payable for collateral received
for securities loaned (Note 6)	138,082,230	169,031,817
Payable for securities purchased	20,012,689	19,359,480
Payable for Fund shares repurchased	592,566	2,012,876
Payable to Advisor and Distributor	387,059	717,375
Other liabilities	145,503	31,313
Total liabilities	159,220,047	191,152,861
NET ASSETS	$1,258,981,269	$1,776,836,267
NET ASSETS CONSIST OF:
Capital stock	$1,181,593,341	$1,723,002,910
Distributions in excess of net investment income	(954,476)	(323,486)
Accumulated net realized gain
on investments sold	30,997,809	4,379,817
Net unrealized appreciation on
investments and support agreement	47,344,595	49,777,026
NET ASSETS	$1,258,981,269	$1,776,836,267
INSTITUTIONAL CLASS SHARES
Net Assets	$1,225,078,262	$1,127,718,313
Shares outstanding ($0.01 par value,
unlimited shares authorized)	112,846,915	102,038,885
Net asset value, offering and
redemption price per share	$10.86	$11.05
INVESTOR CLASS SHARES
Net Assets	$33,903,007	$649,117,954
Shares outstanding ($0.01 par value,
unlimited shares authorized)	3,036,889	56,786,116
Net asset value, offering and
redemption price per share	$11.16	$11.43

*Includes securities out on loan to brokers with a market value of $134,255,481 and $164,776,666, respectively.

The accompanying notes are in integral part of these financial statements.

Statement of Operations
Six Months Ended June 30, 2012 (Unaudited)

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income,
net of paydowns	$14,155,779	$12,690,039	$16,536,798	$30,683,635	$26,762,907
Income from securities
lending (Note 6)	81,083	72,957	—	125,995	120,873
Other income	29	232	—	—	—
Total investment income	14,236,891	12,763,228	16,536,798	30,809,630	26,883,780

EXPENSES:
Investment advisory fee	1,345,039	937,643	1,429,903	1,932,458	1,821,254
Administration fee	269,008	187,529	285,981	386,492	364,251
Distribution expense –
Investor Class Shares (Note 8)	—	19,729	321,249	36,611	613,088
Interest expense (Note 7)	—	72	—	—	—
Total expenses	1,614,047	1,144,973	2,037,133	2,355,561	2,798,593

NET INVESTMENT
INCOME	12,622,844	11,618,255	14,499,665	28,454,069	24,085,187

REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)
on investments	817,104	6,716,896	(225,363)	32,848,038	4,568,828
Change in unrealized
appreciation/depreciation
on investments and
support agreement	9,062,084	5,936,181	2,404,676	(1,466,749)	25,939,564
Net realized and unrealized
gain on investments	9,879,188	12,653,077	2,179,313	31,381,289	30,508,392
NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS	$22,502,032	$24,271,332	$16,678,978	$59,835,358	$54,593,579

The accompanying notes are in integral part of these financial statements.

Statement of Changes in Net Assets
Baird Short-Term Bond Fund

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
OPERATIONS:
Net investment income	$12,622,844	$24,101,938
Net realized gain on investments	817,104	6,055,269
Change in unrealized appreciation/depreciation
on investments and support agreement	9,062,084	(9,257,746)
Net increase in net assets resulting from operations	22,502,032	20,849,461

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	250,176,983	514,984,905
Shares issued to holders in reinvestment of dividends	11,083,881	27,443,430
Cost of shares redeemed	(185,522,272)	(434,651,786)
Net increase in net assets resulting
from capital share transactions	75,738,592	107,776,549

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(12,193,450)	(24,321,455)
From net realized gains	—	(6,100,633)
Total Distributions	(12,193,450)	(30,422,088)

TOTAL INCREASE IN NET ASSETS	86,047,174	98,203,922

NET ASSETS:
Beginning of period	1,017,230,087	919,026,165
End of period (including undistributed net
investment income of $441,964 and $12,570, respectively)	$1,103,277,261	$1,017,230,087

The accompanying notes are in integral part of these financial statements.

Statement of Changes in Net Assets
Baird Intermediate Bond Fund

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
OPERATIONS:
Net investment income	$11,618,255	$23,725,726
Net realized gain on investments	6,716,896	3,633,559
Change in unrealized appreciation
on investments and support agreement	5,936,181	12,455,100
Net increase in net assets resulting from operations	24,271,332	39,814,385

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	113,360,286	215,597,625
Shares issued to holders in reinvestment of dividends	9,070,539	24,186,576
Cost of shares redeemed	(79,968,739)	(136,560,126)
Net increase in net assets resulting
from capital share transactions	42,462,086	103,224,075

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(11,058,205)	(23,416,880)
From net realized gains	—	(5,067,500)
Total Distributions	(11,058,205)	(28,484,380)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(213,583)	(411,556)
From net realized gains	—	(101,027)
Total Distributions	(213,583)	(512,583)

TOTAL INCREASE IN NET ASSETS	55,461,630	114,041,497

NET ASSETS:
Beginning of period	717,945,143	603,903,646
End of period (including undistributed net
investment income of $477,297 and $130,830, respectively)	$773,406,773	$717,945,143

The accompanying notes are in integral part of these financial statements.

Statement of Changes in Net Assets
Baird Intermediate Municipal Bond Fund

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
OPERATIONS:
Net investment income	$14,499,665	$26,026,096
Net realized gain (loss) on investments	(225,363)	1,184,801
Change in unrealized appreciation on investments	2,404,676	51,360,206
Net increase in net assets resulting from operations	16,678,978	78,571,103

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	237,934,230	434,046,253
Shares issued to holders in reinvestment of dividends	11,708,973	22,891,902
Cost of shares redeemed	(157,327,329)	(356,580,147)
Net increase in net assets resulting
from capital share transactions	92,315,874	100,358,008

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(11,054,697)	(20,603,834)
From net realized gains	—	(467,874)
Total Distributions	(11,054,697)	(21,071,708)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(2,812,275)	(5,402,244)
From net realized gains	—	(141,151)
Total Distributions	(2,812,275)	(5,543,395)

TOTAL INCREASE IN NET ASSETS	95,127,880	152,314,008

NET ASSETS:
Beginning of period	1,094,067,902	941,753,894
End of period (including undistributed net
investment income of $652,211 and $19,518, respectively)	$1,189,195,782	$1,094,067,902

The accompanying notes are in integral part of these financial statements.

Statement of Changes in Net Assets
Baird Aggregate Bond Fund

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
OPERATIONS:
Net investment income	$28,454,069	$66,027,410
Net realized gain on investments	32,848,038	29,334,806
Change in unrealized appreciation/depreciation
on investments and support agreement	(1,466,749)	27,081,217
Net increase in net assets resulting from operations	59,835,358	122,443,433

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	247,015,726	605,032,019
Shares issued to holders in reinvestment of dividends	25,297,871	87,989,277
Cost of shares redeemed	(550,070,208)	(908,429,486)
Net decrease in net assets resulting
from capital share transactions	(277,756,611)	(215,408,190)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(28,956,599)	(67,922,305)
From net realized gains	—	(28,455,915)
Total Distributions	(28,956,599)	(96,378,220)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(534,419)	(1,101,319)
From net realized gains	—	(496,921)
Total Distributions	(534,419)	(1,598,240)

TOTAL DECREASE IN NET ASSETS	(247,412,271)	(190,941,217)

NET ASSETS:
Beginning of period	1,506,393,540	1,697,334,757
End of period (including distributions in excess of
net investment income and undistributed net investment
income of $(954,476) and $82,473, respectively)	$1,258,981,269	$1,506,393,540

The accompanying notes are in integral part of these financial statements.

Statement of Changes in Net Assets
Baird Core Plus Bond Fund

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
OPERATIONS:
Net investment income	$24,085,187	$28,180,121
Net realized gain on investments	4,568,828	5,311,546
Change in unrealized appreciation on
investments and support agreement	25,939,564	15,339,832
Net increase in net assets resulting from operations	54,593,579	48,831,499

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	766,053,125	687,143,111
Shares issued to holders in reinvestment of dividends	22,935,446	30,879,432
Cost of shares redeemed	(142,978,818)	(143,951,115)
Net increase in net assets resulting
from capital share transactions	646,009,753	574,071,428

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(16,731,437)	(24,400,094)
From net realized gains	—	(2,509,064)
Total Distributions	(16,731,437)	(26,909,158)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(7,805,071)	(4,960,208)
From net realized gains	—	(1,035,923)
Total Distributions	(7,805,071)	(5,996,131)

TOTAL INCREASE IN NET ASSETS	676,066,824	589,997,638

NET ASSETS:
Beginning of period	1,100,769,443	510,771,805
End of period (including distributions in excess of
net investment income and undistributed net investment
income of $(323,486) and $127,835, respectively)	$1,776,836,267	$1,100,769,443

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data:
Net asset value,
beginning of period	$9.59		$9.68	$9.57	$9.25	$9.91	$9.81
Income from
investment operations:
Net investment income	0.11		0.23	0.29	0.41	0.52	0.48
Net realized and unrealized
gains (losses) on investments	0.09		(0.03)	0.13	0.32	(0.67)	0.10
Total from
investment operations	0.20		0.20	0.42	0.73	(0.15)	0.58
Less distributions:
Dividends from net
investment income	(0.11)		(0.23)	(0.29)	(0.41)	(0.51)	(0.48)
Distributions from
net realized gains	—		(0.06)	(0.02)	—	—	—
Total distributions	(0.11)		(0.29)	(0.31)	(0.41)	(0.51)	(0.48)
Net asset value, end of period	$9.68		$9.59	$9.68	$9.57	$9.25	$9.91
Total return	2.08	%(1)	2.08%	4.39%	8.14%	(1.79)%	6.08%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,103.3		$1,017.2	$919.0	$606.2	$215.0	$199.1
Ratio of expenses
to average net assets	0.30	%(2)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.35	%(2)	2.40%	2.92%	4.28%	5.01%	5.00%
Portfolio turnover rate	21.5	%(1)	61.1%	58.7%	55.5%	98.5%	36.6%

(1)Not annualized.
(2)Annualized.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data:
Net asset value,
beginning of period	$11.06		$10.87	$10.61	$10.00	$10.62	$10.52
Income from
investment operations:
Net investment income	0.17		0.39	0.44 (1)	0.51 (1)	0.55	0.54
Net realized and unrealized
gains (losses) on investments	0.19		0.27	0.35	0.63	(0.64)	0.10
Total from
investment operations	0.36		0.66	0.79	1.14	(0.09)	0.64
Less distributions:
Distributions from net
investment income	(0.17)		(0.39)	(0.44)	(0.51)	(0.53)	(0.54)
Distributions from
net realized gains	—		(0.08)	(0.09)	(0.02)	—	—
Total distributions	(0.17)		(0.47)	(0.53)	(0.53)	(0.53)	(0.54)
Net asset value, end of period	$11.25		$11.06	$10.87	$10.61	$10.00	$10.62
Total return	3.25	%(2)	6.14%	7.54%	11.76%	(0.91)%	6.24%
Supplemental data and ratios:
Net assets,
end of period (millions)	$755.9		$703.2	$591.2	$527.8	$401.9	$398.3
Ratio of expenses
to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	3.10	%(3)	3.49%	4.05%	4.92%	5.14%	5.13%
Portfolio turnover rate(4)	24.3	%(2)	24.1%	38.7%	38.6%	32.9%	42.5%

(1)Calculated using average shares outstanding during the year.
(2)Not annualized.
(3)Annualized.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data:
Net asset value,
beginning of period	$11.47		$11.26	$10.97	$10.32	$10.96	$10.85
Income from
investment operations:
Net investment income	0.16		0.37	0.43 (1)	0.50 (1)	0.52	0.52
Net realized and unrealized
gains (losses) on investments	0.19		0.28	0.36	0.65	(0.65)	0.10
Total from
investment operations	0.35		0.65	0.79	1.15	(0.13)	0.62
Less distributions:
Distributions from net
investment income	(0.15)		(0.36)	(0.41)	(0.48)	(0.51)	(0.51)
Distributions from
net realized gains	—		(0.08)	(0.09)	(0.02)	—	—
Total distributions	(0.15)		(0.44)	(0.50)	(0.50)	(0.51)	(0.51)
Net asset value, end of period	$11.67		$11.47	$11.26	$10.97	$10.32	$10.96
Total return	3.10	%(2)	5.84%	7.30%	11.51%	(1.31)%	5.89%
Supplemental data and ratios:
Net assets,
end of period (millions)	$17.5		$14.7	$12.7	$6.7	$4.0	$3.3
Ratio of expenses
to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.85	%(3)	3.24%	3.80%	4.67%	4.89%	4.88%
Portfolio turnover rate(4)	24.3	%(2)	24.1%	38.7%	38.6%	32.9%	42.5%

(1)Calculated using average shares outstanding during the year.
(2)Not annualized.
(3)Annualized.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Intermediate Municipal Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data:
Net asset value,
beginning of period	$11.94		$11.31	$11.35	$10.98	$10.69	$10.55
Income from
investment operations:
Net investment income	0.15		0.32	0.32	0.32 (1)	0.39 (1)	0.37 (1)
Net realized and unrealized
gains (losses) on investments	0.02		0.64	(0.04)	0.36	0.28	0.14
Total from
investment operations	0.17		0.96	0.28	0.68	0.67	0.51
Less distributions:
Distributions from net
investment income	(0.14)		(0.32)	(0.32)	(0.31)	(0.38)	(0.37)
Distributions from
net realized gains	—		(0.01)	—	—	—	—
Total distributions	(0.14)		(0.33)	(0.32)	(0.31)	(0.38)	(0.37)
Net asset value, end of period	$11.97		$11.94	$11.31	$11.35	$10.98	$10.69
Total return	1.49	%(2)	8.55%	2.42%	6.22%	6.37%	4.93%
Supplemental data and ratios:
Net assets,
end of period (millions)	$926.9		$836.1	$739.0	$533.3	$226.1	$106.6
Ratio of expenses
to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.59	%(3)	2.74%	2.74%	2.83%	3.58%	3.44%
Portfolio turnover rate(4)	2.9	%(2)	8.0%	8.7%	0.7%	0.9%	5.6%

(1)Calculated using average shares outstanding during the year.
(2)Not annualized.
(3)Annualized.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Intermediate Municipal Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data:
Net asset value,
beginning of period	$12.18		$11.53	$11.57	$11.19	$10.90	$10.75
Income from
investment operations:
Net investment income	0.14		0.29	0.29	0.29 (1)	0.36 (1)	0.35 (1)
Net realized and unrealized
gains (losses) on investments	0.02		0.66	(0.04)	0.37	0.28	0.14
Total from
investment operations	0.16		0.95	0.25	0.66	0.64	0.49
Less distributions:
Distributions from net
investment income	(0.13)		(0.29)	(0.29)	(0.28)	(0.35)	(0.34)
Distributions from
net realized gains	—		(0.01)	—	—	—	—
Total distributions	(0.13)		(0.30)	(0.29)	(0.28)	(0.35)	(0.34)
Net asset value, end of period	$12.21		$12.18	$11.53	$11.57	$11.19	$10.90
Total return	1.34	%(2)	8.30%	2.11%	5.95%	6.02%	4.68%
Supplemental data and ratios:
Net assets,
end of period (millions)	$262.3		$257.9	$202.8	$196.7	$17.4	$0.4
Ratio of expenses
to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.34	%(3)	2.49%	2.49%	2.58%	3.33%	3.19%
Portfolio turnover rate(4)	2.9	%(2)	8.0%	8.7%	0.7%	0.9%	5.6%
(1)Calculated using average shares outstanding during the year.
(2)Not annualized.
(3)Annualized.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009		2008	2007
Per Share Data:
Net asset value,
beginning of period	$10.65		$10.52	$10.23	$9.74		$10.54	$10.51
Income from
investment operations:
Net investment income	0.20	(1)	0.44 (1)	0.47 (2)	0.54		0.56	0.54
Net realized and unrealized
gains (losses) on investments	0.22		0.36	0.37	0.49		(0.81)	0.03
Total from
investment operations	0.42		0.80	0.84	1.03		(0.25)	0.57
Less distributions:
Distributions from net
investment income	(0.21)		(0.46)	(0.49)	(0.54)		(0.55)	(0.54)
Distributions from
net realized gains	—		(0.21)	(0.06)	(0.00	)(3)	—	—
Total distributions	(0.21)		(0.67)	(0.55)	(0.54)		(0.55)	(0.54)
Net asset value, end of period	$10.86		$10.65	$10.52	$10.23		$9.74	$10.54
Total return	3.98	%(4)	7.85%	8.34%	10.88%		(2.36)%	5.61%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,225.1		$1,480.3	$1,658.4	$1,362.2		$842.7	$725.6
Ratio of expenses
to average net assets	0.30	%(5)	0.30%	0.30%	0.30%		0.30%	0.30%
Ratio of net
investment income
to average net assets	3.69	%(5)	4.10%	4.44%	5.37%		5.46%	5.37%
Portfolio turnover rate(6)	30.1	%(4)	45.9%	41.4%	37.7%		21.9%	33.6%

(1)Calculated using average shares outstanding during the year.
(2)Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)Amount is less than ($0.005).
(4)Not annualized.
(5)Annualized.
(6)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009		2008	2007
Per Share Data:
Net asset value,
beginning of period	$10.94		$10.80	$10.48	$9.97		$10.78	$10.73
Income from
investment operations:
Net investment income	0.18	(1)	0.42 (1)	0.46 (2)	0.52		0.52	0.53
Net realized and unrealized
gains (losses) on investments	0.24		0.37	0.38	0.50		(0.81)	0.04
Total from
investment operations	0.42		0.79	0.84	1.02		(0.29)	0.57
Less distributions:
Distributions from net
investment income	(0.20)		(0.44)	(0.46)	(0.51)		(0.52)	(0.52)
Distributions from
net realized gains	—		(0.21)	(0.06)	(0.00	)(3)	—	—
Total distributions	(0.20)		(0.65)	(0.52)	(0.51)		(0.52)	(0.52)
Net asset value, end of period	$11.16		$10.94	$10.80	$10.48		$9.97	$10.78
Total return	3.84	%(4)	7.46%	8.16%	10.55%		(2.63)%	5.45%
Supplemental data and ratios:
Net assets,
end of period (millions)	$33.9		$26.1	$38.9	$35.1		$29.1	$14.4
Ratio of expenses
to average net assets	0.55	%(5)	0.55%	0.55%	0.55%		0.55%	0.55%
Ratio of net
investment income
to average net assets	3.44	%(5)	3.85%	4.19%	5.12%		5.21%	5.12%
Portfolio turnover rate(6)	30.1	%(4)	45.9%	41.4%	37.7%		21.9%	33.6%

(1)Calculated using average shares outstanding during the year.
(2)Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)Amount is less than ($0.005).
(4)Not annualized.
(5)Annualized.
(6)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data:
Net asset value,
beginning of period	$10.82		$10.51	$10.18	$9.46	$10.22	$10.16
Income from
investment operations:
Net investment income	0.18		0.45 (1)	0.59 (2)	0.65 (1)	0.56 (1)	0.54 (1)
Net realized and unrealized
gains (losses) on investments	0.23		0.36	0.39	0.74	(0.73)	0.05
Total from
investment operations	0.41		0.81	0.98	1.39	(0.17)	0.59
Less distributions:
Distributions from net
investment income	(0.18)		(0.46)	(0.60)	(0.65)	(0.55)	(0.53)
Distributions from
net realized gains	—		(0.04)	(0.05)	(0.02)	(0.04)	—
Total distributions	(0.18)		(0.50)	(0.65)	(0.67)	(0.59)	(0.53)
Net asset value, end of period	$11.05		$10.82	$10.51	$10.18	$9.46	$10.22
Total return	3.85	%(3)	7.89%	9.81%	15.36%	(1.79)%	5.99%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,127.7		$768.9	$452.4	$215.2	$159.0	$114.4
Ratio of expenses
to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	3.39	%(4)	4.22%	5.56%	6.67%	5.61%	5.41%
Portfolio turnover rate(5)	17.1	%(3)	34.6%	61.5%	33.2%	27.7%	47.4%

(1)Calculated using average shares outstanding during the period.
(2)Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)Not annualized.
(4)Annualized.
(5)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data:
Net asset value,
beginning of period	$11.18		$10.85	$10.49	$9.72	$10.50	$10.42
Income from
investment operations:
Net investment income	0.17		0.44 (1)	0.57 (2)	0.64 (1)	0.53 (1)	0.53 (1)
Net realized and unrealized
gains (losses) on investments	0.25		0.37	0.41	0.78	(0.74)	0.06
Total from
investment operations	0.42		0.81	0.98	1.42	(0.21)	0.59
Less distributions:
Distributions from net
investment income	(0.17)		(0.44)	(0.57)	(0.63)	(0.53)	(0.51)
Distributions from
net realized gains	—		(0.04)	(0.05)	(0.02)	(0.04)	—
Total distributions	(0.17)		(0.48)	(0.62)	(0.65)	(0.57)	(0.51)
Net asset value, end of period	$11.43		$11.18	$10.85	$10.49	$9.72	$10.50
Total return	3.79	%(3)	7.57%	9.53%	15.06%	(2.07)%	5.80%
Supplemental data and ratios:
Net assets,
end of period (millions)	$649.1		$331.9	$58.4	$45.5	$29.6	$2.5
Ratio of expenses
to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	3.14	%(4)	3.97%	5.31%	6.42%	5.36%	5.16%
Portfolio turnover rate(5)	17.1	%(3)	34.6%	61.5%	33.2%	27.7%	47.4%

(1)Calculated using average shares outstanding during the period.
(2)Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)Not annualized.
(4)Annualized.
(5)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Notes to the Financial Statements
June 30, 2012 (Unaudited)

1.Organization
Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund (each, a “Fund” and collectively, the “Funds”), five of the eight series comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.

The Baird Short-Term Bond Fund commenced operations with the sale of Institutional Class shares on August 31, 2004.  The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor Class shares on March 30, 2001.  The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor Class shares on September 29, 2000.  The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee of 0.25%.

The investment objective of the Baird Short-Term Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index. The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital Intermediate U.S. Government/Credit Bond Index.  The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Aggregate Bond Index.  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Universal Bond Index. The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

2.Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because

Notes to the Financial Statements
June 30, 2012 (Unaudited)

2.Significant Accounting Policies (cont.)

there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, Interactive Data Corporation (IDC), the Funds’ independent pricing service, does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.  Investments in mutual funds are valued at their stated net asset value.  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRS”)” (ASU 2011-04). ASU 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

b)
Unregistered Securities – Four of the Funds own certain investment securities which are unregistered and thus restricted with respect to resale.  The value of such securities for the Baird Short-Term Bond, Baird Intermediate Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds were $282,877,256 (25.64% of net assets), $97,400,003 (12.59% of net assets), $108,121,761 (8.59% of net assets), and $238,994,366 (13.45% of net assets), respectively, at June 30, 2012.  Restricted securities may be deemed to be liquid as

Notes to the Financial Statements
June 30, 2012 (Unaudited)

2.Significant Accounting Policies (cont.)

determined by the Advisor based on several factors.  All of the restricted securities held by the Funds as of June 30, 2012 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and nearly all have been deemed to be liquid.

c)
Foreign Securities – Foreign securities are defined as securities of issuers that are organized outside the United States. The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

d)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011, or for any other tax years which are open for exam. As of June 30, 2012, open tax years include the tax years ended December 31, 2008 through 2011. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense and other expense, respectively, in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f)
Distributions to Shareholders – Dividends from net investment income are declared and paid monthly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

g)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Paydown gains and losses are netted and recorded as interest income on the Statement of Operations for financial reporting purposes.

Notes to the Financial Statements
June 30, 2012 (Unaudited)

2.Significant Accounting Policies (cont.)
Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

3.Capital Share Transactions
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird Short-Term Bond Fund
Institutional Class Shares			Institutional Class Shares
	Six Months Ended			Year Ended
	June 30, 2012			December 31, 2011
	Shares	Amount		Shares	Amount
Shares sold	25,850,384	$250,176,983	Shares sold	53,122,196	$514,984,905
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	1,145,656	11,083,881	of dividends	2,841,238	27,443,430
Shares redeemed	(19,160,857)	(185,522,272)	Shares redeemed	(44,833,884)	(434,651,786)
Net increase	7,835,183	$75,738,592	Net increase	11,129,550	$107,776,549
Shares Outstanding:			Shares Outstanding:
Beginning of period	106,097,860		Beginning of year	94,968,310
End of period	113,933,043		End of year	106,097,860

Baird Intermediate Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2012			June 30, 2012
	Shares	Amount		Shares	Amount
Shares sold	9,753,961	$109,190,434	Shares sold	359,073	$4,169,852
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	793,388	8,876,819	of dividends	16,688	193,720
Shares redeemed	(6,968,597)	(78,139,166)	Shares redeemed	(157,764)	(1,829,573)
Net increase	3,578,752	$39,928,087	Net increase	217,997	$2,533,999
Shares Outstanding:			Shares Outstanding:
Beginning of period	63,607,447		Beginning of period	1,283,478
End of period	67,186,199		End of period	1,501,475

Notes to the Financial Statements
June 30, 2012 (Unaudited)

3.Capital Share Transactions (cont.)

Baird Intermediate Bond Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2011			December 31, 2011
	Shares	Amount		Shares	Amount
Shares sold	18,638,168	$205,507,343	Shares sold	883,474	$10,090,282
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	2,149,990	23,704,272	of dividends	42,204	482,304
Shares redeemed	(11,543,624)	(127,767,983)	Shares redeemed	(773,902)	(8,792,143)
Net increase	9,244,534	$101,443,632	Net increase	151,776	$1,780,443
Shares Outstanding:			Shares Outstanding:
Beginning of year	54,362,913		Beginning of year	1,131,702
End of year	63,607,447		End of year	1,283,478

Baird Intermediate Municipal Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2012			June 30, 2012
	Shares	Amount		Shares	Amount
Shares sold	16,316,614	$195,437,013	Shares sold	3,477,298	$42,497,217
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	757,858	9,063,104	of dividends	216,713	2,645,869
Shares redeemed	(9,678,529)	(115,797,350)	Shares redeemed	(3,394,859)	(41,529,979)
Net increase	7,395,943	$88,702,767	Net increase	299,152	$3,613,107
Shares Outstanding:			Shares Outstanding:
Beginning of period	70,057,143		Beginning of period	21,177,650
End of period	77,453,086		End of period	21,476,802

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2011			December 31, 2011
	Shares	Amount		Shares	Amount
Shares sold	28,247,024	$327,854,380	Shares sold	8,949,573	$106,191,873
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	1,511,354	17,575,486	of dividends	447,538	5,316,416
Shares redeemed	(25,043,108)	(288,447,567)	Shares redeemed	(5,800,868)	(68,132,580)
Net increase	4,715,270	$56,982,299	Net increase	3,596,243	$43,375,709
Shares Outstanding:			Shares Outstanding:
Beginning of year	65,341,873		Beginning of year	17,581,407
End of year	70,057,143		End of year	21,177,650

Notes to the Financial Statements
June 30, 2012 (Unaudited)

3.Capital Share Transactions (cont.)

Baird Aggregate Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2012			June 30, 2012
	Shares	Amount		Shares	Amount
Shares sold	22,035,869	$237,531,080	Shares sold	854,731	$9,484,646
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	2,303,651	24,800,780	of dividends	44,864	497,091
Shares redeemed	(50,523,592)	(547,304,117)	Shares redeemed	(249,327)	(2,766,091)
Net decrease	(26,184,072)	$(284,972,257)	Net increase	650,268	$7,215,646
Shares Outstanding:			Shares Outstanding:
Beginning of period	139,030,987		Beginning of period	2,386,621
End of period	112,846,915		End of period	3,036,889

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2011			December 31, 2011
	Shares	Amount		Shares	Amount
Shares sold	55,839,863	$597,699,924	Shares sold	667,679	$7,332,095
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	8,120,694	86,467,957	of dividends	139,163	1,521,320
Shares redeemed	(82,507,416)	(886,351,800)	Shares redeemed	(2,025,333)	(22,077,686)
Net decrease	(18,546,859)	$(202,183,919)	Net decrease	(1,218,491)	$(13,224,271)
Shares Outstanding:			Shares Outstanding:
Beginning of year	157,577,846		Beginning of year	3,605,112
End of year	139,030,987		End of year	2,386,621

Baird Core Plus Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2012			June 30, 2012
	Shares	Amount		Shares	Amount
Shares sold	37,717,172	$413,100,063	Shares sold	31,134,304	$352,953,062
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	1,388,869	15,229,972	of dividends	679,228	7,705,474
Shares redeemed	(8,160,252)	(89,554,540)	Shares redeemed	(4,708,257)	(53,424,278)
Net increase	30,945,789	$338,775,495	Net increase	27,105,275	$307,234,258
Shares Outstanding:			Shares Outstanding:
Beginning of period	71,093,096		Beginning of period	29,680,841
End of period	102,038,885		End of period	56,786,116

Notes to the Financial Statements
June 30, 2012 (Unaudited)

3.Capital Share Transactions (cont.)

Baird Core Plus Bond Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2011			December 31, 2011
	Shares	Amount		Shares	Amount
Shares sold	36,047,590	$388,252,142	Shares sold	26,760,168	$298,890,969
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	2,340,028	25,063,056	of dividends	524,142	5,816,376
Shares redeemed	(10,328,750)	(110,911,182)	Shares redeemed	(2,980,242)	(33,039,933)
Net increase	28,058,868	$302,404,016	Net increase	24,304,068	$271,667,412
Shares Outstanding:			Shares Outstanding:
Beginning of year	43,034,228		Beginning of year	5,376,773
End of year	71,093,096		End of year	29,680,841

4.Investment Transactions and Income Tax Information

During the six months ended June 30, 2012, purchases and sales of investment securities (excluding short-term investments) were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$27,842,274	$106,663,484	$—	$365,815,377	$369,105,652
Other	$267,058,648	$86,698,830	$139,516,058	$74,716,665	$482,017,607

Sales:
U.S. Government	$18,394,808	$140,506,727	$—	$541,246,588	$185,781,080
Other	$207,438,640	$35,564,866	$32,394,017	$148,344,365	$54,016,867

Notes to the Financial Statements
June 30, 2012 (Unaudited)

4.Investment Transactions and Income Tax Information (cont.)
At December 31, 2011, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$1,107,663,428	$833,995,621	$1,038,274,202	$1,748,288,036	$1,273,564,118
Gross unrealized
appreciation	7,284,356	32,040,424	63,679,571	79,018,370	36,284,483
Gross unrealized
depreciation	(10,794,486)	(8,039,080)	(227,982)	(31,641,193)	(12,565,870)
Net unrealized
appreciation
(depreciation)	(3,510,130)	24,001,344	63,451,589	47,377,177	23,718,613
Undistributed
ordinary income	84,035	424,194	—	82,473	127,835
Undistributed
long-term
capital gain	488,026	360,619	—	—	—
Undistributed
tax-exempt income	—	—	19,518	—	—
Total distributable
earnings	572,061	784,813	19,518	82,473	127,835
Other accumulated
losses	—	—	(137,429)	(416,062)	(70,162)
Total accumulated
earnings/(losses)	$(2,938,069)	$24,786,157	$63,333,678	$47,043,588	$23,776,286
Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.  The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

The tax components of dividends paid during the periods shown below were as follows:

	Six Months Ended	Year Ended
	June 30, 2012	December 31, 2011
	Ordinary Income	Ordinary Income	Long-Term Capital
	Distributions	Distributions	Gains Distributions
Baird Short-Term Bond Fund	$12,193,450	$26,304,269	$4,117,819
Baird Intermediate Bond Fund	$11,271,788	$24,939,410	$4,057,553
Baird Intermediate Municipal Bond Fund	$—	$407,181	$608,525
Baird Aggregate Bond Fund	$29,491,018	$75,902,247	$22,074,213
Baird Core Plus Bond Fund	$24,536,508	$30,406,429	$2,498,860

Notes to the Financial Statements
June 30, 2012 (Unaudited)

4.Investment Transactions and Income Tax Information (cont.)
For the six months ended June 30, 2012 and the year ended December 31, 2011, distributions of $13,866,972 and $25,599,397, respectively, from the Baird Intermediate Municipal Bond Fund were tax-exempt.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2011, Baird Intermediate Municipal Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund elected to defer capital losses occurring between November 1, 2011 and December 31, 2011 in the amount of $137,429, $416,062 and $70,162, respectively.

At December 31, 2011, there were no accumulated net realized capital loss carryovers.

During the year ended December 31, 2011, Baird Intermediate Municipal Bond Fund utilized capital loss carryovers of $713,705.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC Act”) was enacted, and the provisions within the RIC Act are effective for the Funds for the year ended December 31, 2011.  The RIC Act modernized several of the federal income and excise tax provisions related to regulated investments companies (“RICs”).  Under the RIC Act, new capital losses may be carried forward indefinitely with the character of the original loss retained.  Prior to the RIC Act, capital losses could be carried forward for eight years, and were carried forward as short-term capital losses regardless of the character of the original loss.  The RIC Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for inadvertent failures to comply with asset diversification and/or qualifying income tests.  The RIC Act exempts RICs from the preferential dividend rule and repeals the 60-day designation requirement for certain types of pay-through income and gains.  In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31.

5.Investment Advisory and Other Agreements
The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Baird (the “Distributor”) is the distributor of the Funds pursuant to a distribution agreement.

6.Securities Lending
Each Fund (other than the Intermediate Municipal Bond Fund) may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bank, N.A., the Fund’s custodian and an affiliate of the Funds’ transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Each Fund continues to

Notes to the Financial Statements
June 30, 2012 (Unaudited)

6.Securities Lending (cont.)
receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2012, the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of June 30, 2012, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird Short-Term Bond Fund	$123,824,195	$126,604,894
Baird Intermediate Bond Fund	110,962,820	113,460,934
Baird Aggregate Bond Fund	134,255,481	138,082,230
Baird Core Plus Bond Fund	164,776,666	169,031,817

The Funds receive cash as collateral in return for securities lent as part of the securities lending program.  The collateral is invested in the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act) and a legacy interest in Atlantic East Funding LLC.  The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2012.

The Funds’ interest in Atlantic East Funding LLC is priced at fair value by the Valuation Committee of the Advisor. The fair value of the Funds’ interest in Atlantic East Funding LLC is based on the underlying market values of the securities owned by Atlantic East Funding LLC, which are determined by independent pricing sources.  In addition, the Funds’ transfer agent and administrator and securities lending agent entered into a support agreement with the Funds to cover potential losses realized by the Funds on their investment in Atlantic East Funding LLC (up to a certain amount). The amounts agreed to be provided to the Funds under the support agreement are shown in the Funds’ schedules of investments and statements of assets and liabilities.  At June 30, 2012, the fair value of the Funds’ interest in Atlantic East Funding LLC, plus the amounts payable under the support agreement, amounted to 100% of the outstanding par value of the Funds’ interest in Atlantic East Funding LLC.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations.  Interest income earned on collateral investments and recognized by the Funds during the six months ended June 30, 2012 for the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund were $81,083, $72,957, $125,995, and $120,873, respectively.

7.Line of Credit
The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charged interest at the Bank’s Prime Rate less 1% for the period January 1 through May 17 and the Bank’s Prime Rate

Notes to the Financial Statements
June 30, 2012 (Unaudited)

7.Line of Credit (cont.)
less 2% since May 18 (weighted average rate of 2.01% for the six months of 2012).  For the six months ended June 30, 2012, the Baird Intermediate Bond Fund incurred $72 in interest charges on average daily loan balances of $6,352.  The Baird Short-Term Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund did not borrow from the LOC during the period.

8.Distribution and Shareholder Service Plan
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird Intermediate Bond, Baird Intermediate Municipal Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds incurred $19,729, $321,249, $36,611 and $613,088, respectively, in fees pursuant to the Plan during the six months ended June 30, 2012.

9.Subsequent Event
In preparing these financial statements, the Corporation has evaluated events after June 30, 2012.  There were no subsequent events since June 30, 2012 that would require adjustment to or additional disclosure in these financial statements.

Additional Information

Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Semi-Annual Report - Baird Funds

June 30, 2012

Baird LargeCap Fund
Baird MidCap Fund
Baird SmallCap Value Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird LargeCap Fund

A June 30, 2012 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 1000® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Apple Inc.	7.4%
The Coca-Cola Company	3.8%
Microsoft Corporation	3.4%
Praxair, Inc.	3.4%
Danaher Corporation	3.3%
Whole Foods Market, Inc.	3.1%
Allergan, Inc.	2.9%
O’Reilly Automotive, Inc.	2.8%
Salesforce.com. Inc.	2.6%
Intuitive Surgical, Inc.	2.5%

Net Assets:	$23,420,211
Portfolio Turnover Rate:	25.4%	†
Number of Equity Holdings:	57

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.75%
INVESTOR CLASS:	1.00%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2012.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2012, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through April 30, 2013.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird LargeCap Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2012	Six Months	One Year	Five Years	Ten Years	Since Inception(1)
Institutional Class Shares	9.87%	2.38%	1.39%	3.49%	-0.02%
Investor Class Shares	9.79%	2.14%	1.17%	3.23%	-0.26%
Russell 1000® Growth Index(2)	10.08%	5.76%	2.87%	6.03%	-0.98%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2012.
(2)
The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and does not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird LargeCap Fund

Schedule of Investments June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS – 96.1%

Aerospace & Defense – 2.0%
2,793	Precision Castparts Corp.	$459,421

Beverages – 3.8%
11,300	The Coca-Cola
	Company@	883,547

Biotechnology – 1.3%
6,000	Gilead Sciences, Inc.*@	307,680

Capital Markets – 2.1%
4,816	State Street Corporation	214,986
4,489	T. Rowe Price Group, Inc.	282,628
		497,614
Chemicals – 3.4%
7,250	Praxair, Inc.	788,293

Commercial Services & Supplies – 2.4%
6,175	Stericycle, Inc.*	566,062

Communications Equipment – 2.5%
800	F5 Networks, Inc.*	79,648
9,225	QUALCOMM
	Incorporated	513,648
		593,296
Computers & Peripherals – 10.0%
2,985	Apple Inc.	1,743,240
22,950	EMC Corporation*	588,208
		2,331,448
Construction & Engineering – 0.9%
4,050	Fluor Corporation	199,827

Electrical Equipment – 0.7%
3,675	Emerson Electric Company	171,181

Energy Equipment & Services – 3.7%
2,423	Core Laboratories N.V. f	280,826
7,775	Oceaneering
	International, Inc.	372,111
3,412	Schlumberger Limited f	221,473
		874,410
Food & Staples Retailing – 3.1%
7,725	Whole Foods Market, Inc.	736,347

Health Care Equipment & Supplies – 2.5%
1,065	Intuitive Surgical, Inc.*	589,786

Health Care Providers & Services – 1.7%
7,025	Express Scripts, Inc.*	392,206

Health Care Technology – 0.9%
2,550	Cerner Corporation*	210,783

Hotels, Restaurants & Leisure – 2.6%
4,350	Las Vegas Sands Corp.	189,182
7,800	Starbucks Corporation@	415,896
		605,078
Industrial Conglomerates – 3.3%
14,734	Danaher Corporation	767,347

Insurance – 0.5%
2,850	Aflac, Inc.	121,382

Internet & Catalog Retail – 1.8%
1,273	Amazon.com, Inc.*	290,689
207	priceline.com
	Incorporated*	137,556
		428,245
Internet Software & Services – 2.8%
3,850	Akamai Technologies, Inc.*	122,237
718	Baidu, Inc. ADR* f	82,556
783	Google, Inc. – Class A*	454,195
		658,988
IT Services – 4.4%
9,100	Cognizant Technology
	Solutions Corporation –
	Class A*	546,000
833	MasterCard, Inc. – Class A	358,282
1,825	Teradata Corporation*	131,418
		1,035,700
Life Sciences Tools & Services – 1.0%
5,975	Illumina, Inc.*	241,330

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS – 96.1% (cont.)

Machinery – 2.6%
4,371	Caterpillar Inc.	$371,142
5,750	Eaton Corporation@	227,872
		599,014
Media – 2.4%
11,350	DIRECTV*	554,107

Multiline Retail – 2.5%
10,765	Dollar General
	Corporation*	585,508

Oil, Gas & Consumable Fuels – 3.6%
3,725	Cabot Oil & Gas
	Corporation	146,765
4,000	Continental
	Resources, Inc.*	266,480
2,276	Noble Energy, Inc.	193,050
7,300	Southwestern
	Energy Company*	233,089
		839,384
Pharmaceuticals – 4.3%
7,275	Allergan, Inc.	673,447
2,850	Perrigo Company	336,100
		1,009,547
Real Estate Investment Trusts (REITs) – 1.9%
4,775	American Tower Corp.	333,820
745	Simon Property
	Group, Inc.*	115,967
		449,787
Semiconductors & Semiconductor Equipment – 1.5%
13,100	Intel Corporation@	349,115

Software – 10.0%
5,225	Citrix Systems, Inc.*	438,587
26,075	Microsoft Corporation	797,634
16,175	Oracle Corporation	480,397
4,460	Salesforce.com, Inc.*	616,640
		2,333,258
Specialty Retail – 7.5%
10,600	Dick’s Sporting
	Goods, Inc.	508,800
7,950	O’Reilly Automotive, Inc.*	665,972
3,700	Tiffany & Co.	195,915
2,225	Tractor Supply Company	184,808
7,200	Urban Outfitters, Inc.*	198,648
		1,754,143
Textiles, Apparel & Luxury Goods – 0.8%
2,232	NIKE, Inc.	195,925

Trading Companies & Distributors – 1.6%
9,144	Fastenal Company	368,595
	Total Common Stocks
	(Cost $16,824,921)	22,498,354

SHORT-TERM INVESTMENTS – 4.7%

Money Market Mutual Funds – 4.7%
701,713	Dreyfus Institutional Cash
	Advantage Fund, 0.15%«	701,713
400,000	Short-Term Investments
	Trust – Liquid Assets
	Portfolio, 0.16%«	400,000
	Total Short-Term
	Investments
	(Cost $1,101,713)	1,101,713

Principal
Amount
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 1.8%

Commercial Paper – 0.4%
$149,484	Atlantic East Funding LLC,
	0.595%, 03/25/2013†**	98,622
	Total Commercial Paper
	(Cost $149,484)	98,622

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments June 30, 2012 (Unaudited)

Shares	Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 1.8%

Investment Companies – 1.4%
321,424	Mount Vernon Securities
Lending Trust Prime
Portfolio, 0.31%«	$321,424
Total Investment
Companies
(Cost $321,424)	321,424
Total Investments Purchased
With Cash Proceeds From
Securities Lending
(Cost $470,908)	420,046
Total Investments
(Cost $18,397,542) –
102.6%	24,020,113

Asset Relating to Securities
Lending Investments – 0.2%
Support Agreement*a **†	50,862
Total (Cost $0)	50,862
Liabilities in Excess of
Other Assets – (2.8)%	(650,764)
TOTAL NET
ASSETS – 100.0%	$23,420,211

Notes to Schedule of Investments
ADR  American Depository Receipt
*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2012.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Summary of Fair Value Exposure at June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$22,498,354	$—	$—	$22,498,354
Total Equity	22,498,354	—	—	22,498,354
Short-Term Investments
Money Market Mutual Funds	1,101,713	—	—	1,101,713
Total Short-Term Investments	1,101,713	—	—	1,101,713
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	98,622	—	98,622
Money Market Mutual Fund	321,424	—	—	321,424
Total Investments Purchased with
Cash Proceeds from Securities Lending	321,424	98,622	—	420,046
Total Investments*	$23,921,491	$98,622	$—	$24,020,113
Asset Relating to Securities Lending Investments	$—	$50,862	$—	$50,862

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird MidCap Fund

A June 30, 2012 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell Midcap® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Perrigo Company	2.4%
Stericycle, Inc.	2.4%
Dick’s Sporting Goods, Inc.	2.4%
Catalyst Health Solutions, Inc.	2.3%
Church & Dwight Co., Inc.	2.3%
Teradata Corporation	2.3%
ANSYS, Inc.	2.3%
Alliance Data Systems Corporation	2.3%
Citrix Systems, Inc.	2.3%
J.B. Hunt Transport Services, Inc.	2.1%

Net Assets:	$106,903,574
Portfolio Turnover Rate:	17.0%	†
Number of Equity Holdings:	58

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.85%
INVESTOR CLASS:	1.10%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2012.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2012, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2013.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird MidCap Fund

Total Returns

			Average Annual
For the Periods Ended June 30, 2012	Six Months	One Year	Five Years	Ten Years	Since Inception(1)
Institutional Class Shares	11.12%	5.91%	5.48%	7.60%	5.11%
Investor Class Shares	10.97%	5.62%	5.24%	7.34%	4.87%
Russell Midcap® Growth Index(2)	8.10%	-2.99%	1.90%	8.47%	3.02%

(1)	For the period from December 29, 2000 (commencement of operations) through June 30, 2012.
(2)
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe.  It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and does not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund

Schedule of Investments June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS – 95.7%

Auto Components – 3.1%
81,705	Gentex Corporation	$1,705,183
29,685	WABCO Holdings Inc.	1,571,227
		3,276,410
Automobiles – 1.8%
42,995	Harley-Davidson, Inc.	1,966,161

Biotechnology – 1.1%
12,373	Alexion
	Pharmaceuticals, Inc.*@	1,228,639

Capital Markets – 4.5%
15,706	Affiliated Managers
	Group, Inc.*	1,719,022
30,768	Greenhill & Co., Inc.@	1,096,879
86,755	Invesco Limited f	1,960,663
		4,776,564
Chemicals – 1.9%
23,920	Airgas, Inc.	2,009,519

Commercial Banks – 1.1%
49,700	East West Bancorp, Inc.	1,165,962

Commercial Services & Supplies – 2.4%
27,735	Stericycle, Inc.*	2,542,467

Communications Equipment – 3.2%
8,365	F5 Networks, Inc.*	832,819
53,565	Plantronics, Inc.	1,789,071
51,365	Riverbed Technology, Inc.*	829,545
		3,451,435
Computers & Peripherals – 1.0%
34,850	NetApp, Inc.*	1,108,927

Construction & Engineering – 0.9%
18,950	Fluor Corporation	934,993

Containers & Packaging – 1.6%
33,357	AptarGroup, Inc.	1,702,875

Electrical Equipment – 4.8%
26,700	Acuity Brands, Inc.	1,359,297
26,145	Rockwell Automation, Inc.	1,727,139
20,662	Roper Industries, Inc.	2,036,860
		5,123,296
Electronic Equipment, Instruments
& Components – 2.8%
52,310	Plexus Corp.*	1,475,142
33,900	Trimble Navigation
	Limited*	1,559,739
		3,034,881
Energy Equipment & Services – 5.1%
15,130	Core Laboratories N.V. f	1,753,567
37,895	Dresser-Rand
	Group, Inc.*	1,687,843
41,311	Oceaneering
	International, Inc.	1,977,145
		5,418,555
Food Products – 2.1%
37,112	McCormick & Co,
	Incorporated	2,250,843

Health Care Providers & Services – 3.5%
26,740	Catalyst Health
	Solutions, Inc.*	2,498,585
37,525	HMS Holdings Corp.*@	1,249,958
		3,748,543
Health Care Technology – 1.6%
21,275	Cerner Corporation*@	1,758,591

Hotels Restaurants & Leisure – 3.4%
23,633	Buffalo Wild
	Wings Inc.*@	2,047,563
65,675	InterContinental Hotels
	Group PLC ADR f @	1,582,768
		3,630,331
Household Products – 2.3%
44,801	Church &
	Dwight Co., Inc.	2,485,111

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS – 95.7% (cont.)

IT Services – 4.6%
18,110	Alliance Data Systems
	Corporation*@	$2,444,850
34,385	Teradata Corporation*	2,476,064
		4,920,914
Life Sciences Tools & Services – 3.4%
74,306	ICON PLC ADR* f	1,674,114
48,175	Illumina, Inc.*@	1,945,788
		3,619,902
Machinery – 2.9%
63,510	Actuant Corporation@	1,724,932
24,655	Joy Global Inc.	1,398,678
		3,123,610
Multiline Retail – 2.1%
42,070	Dollar General
	Corporation*	2,288,187

Office Electronics – 1.1%
34,310	Zebra Technologies
	Corporation*	1,178,892

Oil, Gas & Consumable Fuels – 2.9%
53,180	Cabot Oil & Gas
	Corporation	2,095,292
23,335	Whiting Petroleum
	Corporation*	959,535
		3,054,827
Pharmaceuticals – 2.4%
22,085	Perrigo Company@	2,604,484

Professional Services – 1.0%
29,635	Manpower Inc.	1,086,123

Real Estate Investment Trusts (REITs) – 2.1%
29,465	Digital Realty
	Trust, Inc.@	2,211,938

Road & Rail – 2.1%
38,595	J.B. Hunt Transport
	Services, Inc.@	2,300,262

Semiconductors & Semiconductor Equipment – 3.6%
48,175	Altera Corporation	1,630,242
65,663	Microchip Technology
	Incorporated	2,172,132
		3,802,374
Software – 4.6%
39,075	ANSYS, Inc.*	2,466,023
28,810	Citrix Systems, Inc.*	2,418,312
		4,884,335
Specialty Retail – 9.9%
52,711	Dick’s Sporting
	Goods, Inc.@	2,530,128
24,615	O’Reilly
	Automotive, Inc.*	2,061,999
26,050	Tiffany & Co.	1,379,348
17,421	Tractor Supply Company	1,446,988
16,225	Ulta Salon, Cosmetics
	& Fragrance, Inc.@	1,515,090
58,569	Urban Outfitters, Inc.*	1,615,919
		10,549,472
Textiles, Apparel & Luxury Goods – 1.1%
11,995	Under Armour,
	Inc. – Class A*	1,133,288

Trading Companies & Distributors – 3.7%
41,992	Fastenal Company	1,692,697
31,090	Watsco, Inc.@	2,294,442
		3,987,139
	Total Common Stocks
	(Cost $90,905,070)	102,359,850

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments June 30, 2012 (Unaudited)

Shares		Value
SHORT-TERM INVESTMENTS – 4.3%

Money Market Mutual Funds – 4.3%
2,750,257	Dreyfus Institutional Cash
	Advantage Fund, 0.15%«	$2,750,257
1,800,000	Short-Term Investments
	Trust – Liquid Assets
	Portfolio, 0.16%«	1,800,000
	Total Short-Term
	Investments
	(Cost $4,550,257)	4,550,257

Principal
Amount
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 6.8%

Commercial Paper – 0.1%
$210,429	Atlantic East
	Funding LLC,
	0.595%, 03/25/2013†**	138,830
	Total Commercial Paper
	(Cost $210,429)	138,830

Shares
Investment Companies – 6.7%
7,144,522	Mount Vernon Securities
	Lending Trust Prime
	Portfolio, 0.31%«	7,144,522
	Total Investment
	Companies
	(Cost $7,144,522)	7,144,522
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $7,354,951)	7,283,352
	Total Investments
	(Cost $102,810,278) –
	106.8%	114,193,459

Asset Relating to Securities
Lending Investments – 0.1%
	Support Agreement*a **†	71,599
	Total (Cost $0)	71,599
	Liabilities in Excess of
	Other Assets – (6.9)%	(7,361,484)
	TOTAL NET
	ASSETS – 100.0%	$106,903,574

Notes to Schedule of Investments
ADR  American Depository Receipt
*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2012.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Summary of Fair Value Exposure at June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$102,359,850	$—	$—	$102,359,850
Total Equity	102,359,850	—	—	102,359,850
Short-Term Investments
Money Market Mutual Funds	4,550,257	—	—	4,550,257
Total Short-Term Investments	4,550,257	—	—	4,550,257
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	138,830	—	138,830
Money Market Mutual Fund	7,144,522	—	—	7,144,522
Total Investments Purchased with
Cash Proceeds from Securities Lending	7,144,522	138,830	—	7,283,352
Total Investments*	$114,054,629	$138,830	$—	$114,193,459
Asset Relating to Securities Lending Investments	$—	$71,599	$—	$71,599

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird SmallCap Value Fund

A June 30, 2012 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2000® Value Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Omega Healthcare Investors, Inc.	3.9%
Jarden Corporation	3.8%
VeriSign, Inc.	3.8%
EZCORP, Inc.	3.8%
ICU Medical, Inc.	3.5%
First Cash Financial Services, Inc.	3.4%
LTC Properties, Inc.	3.3%
Valmont Industries, Inc.	2.9%
Portfolio Recovery Associates, Inc.	2.6%
Quanta Services, Inc.	2.6%

Net Assets:	$5,617,999
Portfolio Turnover Rate:	0.6%	†
Number of Equity Holdings:	43

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	1.00%
INVESTOR CLASS:	1.25%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2012.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2012, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 1.00% of average daily net assets for the Institutional Class shares and 1.25% of average daily net assets for the Investor Class shares, at least through April 30, 2013.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird SmallCap Value Fund

Total Returns

For the Period Ended June 30, 2012	Since Inception(1)
Institutional Class Shares	-2.10%
Investor Class Shares	-2.20%
Russell 2000® Value Index(2)	-1.58%

(1)	For the period from May 1, 2012 (commencement of operations) through June 30, 2012.
(2)
The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe and includes Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and does not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird SmallCap Value Fund

Schedule of Investments June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS – 95.0%

Aerospace & Defense – 2.2%
2,175	Triumph Group, Inc.	$122,387

Capital Markets – 2.5%
1,820	Diamond Hill Investment
	Group, Inc.	142,488

Commercial Services & Supplies – 2.6%
1,619	Portfolio Recovery
	Associates, Inc.*	147,750

Construction & Engineering – 4.6%
6,671	MYR Group Inc.*	113,807
6,069	Quanta Services, Inc.*	146,081
		259,888
Consumer Finance – 7.2%
9,003	EZCORP, Inc.*	211,211
4,754	First Cash Financial
	Services, Inc.*	190,968
		402,179
Diversified Telecommunication Services – 1.5%
8,445	Windstream Corporation	81,579

Electric Utilities – 1.8%
2,782	UIL Holdings Corporation	99,762

Energy Equipment & Services – 5.0%
4,906	Mitcham Industries, Inc.*	83,255
4,756	Superior Energy
	Services, Inc.*	96,214
67,720	Vantage Drilling Co* f	101,580
		281,049
Health Care Equipment & Supplies – 3.5%
3,692	ICU Medical, Inc.*	197,079

Hotels, Restaurants & Leisure – 2.0%
8,242	Shuffle Master, Inc.*	113,740

Household Durables – 5.8%
3,337	Helen of Troy Limited* f	113,091
5,107	Jarden Corporation	214,596
		327,687
Insurance – 4.3%
5,462	American Safety Insurance
	Holdings, Ltd.* f	102,412
4,502	HCC Insurance
	Holdings, Inc	141,363
		243,775
Internet Software & Services – 3.8%
4,906	VeriSign, Inc.*	213,754

IT Services – 3.6%
2,428	Lender Processing
	Services, Inc.	61,380
2,290	Wright Express Corporation*	141,339
		202,719
Machinery – 2.9%
1,366	Valmont Industries, Inc.	165,245

Media – 1.8%
2,074	John Wiley & Sons, Inc.	101,605

Multiline Retail – 4.2%
2,580	Big Lots, Inc.*	105,238
2,428	Dollar Tree Inc*	130,627
		235,865
Multi-Utilities – 2.3%
5,613	CMS Energy Corporation	131,905

Oil, Gas & Consumable Fuels – 1.5%
12,290	Sandridge Energy, Inc.*	82,220

Pharmaceuticals – 1.5%
4,605	Warner Chilcott PLC* f	82,522

Professional Services – 2.6%
7,329	CBIZ, Inc.*	43,534
3,490	FTI Consulting, Inc.*	100,338
		143,872

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund

Schedule of Investments June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS – 95.0% (cont.)

Real Estate Investment Trusts (REITs) – 14.9%
5,766	BioMed Realty Trust, Inc.	$107,709
7,485	Capstead Mortgage
	Corporation	104,116
7,585	CYS Investments, Inc.	104,445
5,058	LTC Properties, Inc.	183,504
1,719	Mid-America Apartment
	Communities, Inc.	117,305
9,660	Omega Healthcare
	Investors, Inc.	217,350
		834,429
Specialty Retail – 4.1%
5,360	Ascena Retail Group, Inc.*	99,803
3,895	Rent-A-Center, Inc.	131,417
		231,220
Textiles, Apparel & Luxury Goods – 2.4%
4,855	Hanesbrands, Inc.*	134,629

Thrifts & Mortgage Finance – 6.4%
11,680	Beneficial Mutual
	Bancorp, Inc.*	100,798
6,775	Capitol Federal
	Financial, Inc.	80,487
7,433	Chicopee Bancorp, Inc.*	107,630
9,913	Westfield Financial, Inc.	72,365
		361,280
	Total Common Stocks
	(Cost $5,421,887)	5,340,628

SHORT-TERM INVESTMENTS – 2.3%

Money Market Mutual Funds – 2.3%
38,414	Dreyfus Institutional Cash
	Advantage Fund, 0.15%«	38,414
90,000	Short-Term Investments
	Trust – Liquid Assets
	Portfolio, 0.16%«	90,000
	Total Short-Term
	Investments
	(Cost $128,414)	128,414
	Total Investments
	(Cost $5,550,301) – 97.3%	5,469,042
	Other Assets in Excess
	of Liabilities – 2.7%	148,957
	TOTAL NET
	ASSETS – 100.0%	$5,617,999

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund

Summary of Fair Value Exposure at June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$5,340,628	$—	$—	$5,340,628
Total Equity	5,340,628	—	—	5,340,628
Short-Term Investments
Money Market Mutual Funds	128,414	—	—	128,414
Total Short-Term Investments	128,414	—	—	128,414
Total Investments*	$5,469,042	$—	$—	$5,469,042

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2012 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/12 – 6/30/12 except for the SmallCap Value Fund, which is based on the period since its inception on 5/1/12 – 6/30/12).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2012 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2012

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)(2)	1/1/12	6/30/12	Period(1)(2)	6/30/12	Period(1)(2)
Baird LargeCap Fund
Institutional Class	0.75%	$1,000.00	$1,098.70	$3.91	$1,021.13	$3.77
Investor Class	1.00%	$1,000.00	$1,097.90	$5.22	$1,019.89	$5.02

Baird MidCap Fund
Institutional Class	0.85%	$1,000.00	$1,111.20	$4.46	$1,020.64	$4.27
Investor Class	1.10%	$1,000.00	$1,109.70	$5.77	$1,019.39	$5.52

Baird SmallCap Value Fund
Institutional Class	1.00%	$1,000.00	$979.00	$1.65	$1,006.67	$1.67
Investor Class	1.25%	$1,000.00	$978.00	$2.06	$1,006.25	$2.09

(1)
Expenses are equal to the Baird LargeCap and Baird MidCap Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182 days and divided by 366 to reflect the one-half year period.

(2)
Expenses are equal to the Baird SmallCap Value Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 61 days and divided by 366 to reflect the period since the Fund’s inception on May 1, 2012.

Baird Funds, Inc.

Statements of Assets and Liabilities June 30, 2012 (Unaudited)

	Baird LargeCap	Baird MidCap	Baird SmallCap
	Fund	Fund	Value Fund
ASSETS:
Investments, at value (cost $18,397,542,	$24,020,113	$114,193,459	$5,469,042
$102,810,278 and $5,550,301, respectively)*
Support Agreement (Note 6)	50,862	71,599	—
Dividends receivable	12,595	12,603	12,942
Interest receivable	142	693	40
Receivable for investments sold	185,568	608,637	118,206
Receivable for fund shares sold	—	370,720	—
Uninvested cash	62	1,375	—
Receivable from Advisor and Distributor	557	—	8,510
Prepaid expenses and other assets	18,616	25,205	29,929
Total assets	24,288,515	115,284,291	5,638,669
LIABILITIES:
Payable for collateral received for securities loaned (Note 6)	470,970	7,356,326	—
Payable for securities purchased	360,784	507,086	—
Payable for fund shares repurchased	3,453	433,941	28
Payable to Advisor and Distributor	—	49,827	—
Accrued expenses and other liabilities	33,097	33,537	20,642
Total liabilities	868,304	8,380,717	20,670
NET ASSETS	$23,420,211	$106,903,574	$5,617,999
NET ASSETS CONSIST OF:
Capital stock	$20,469,833	$95,280,105	$5,694,954
Accumulated undistributed net investment income	4,064	22,808	8,526
Accumulated net realized gain (loss) on investments sold	(2,727,119)	145,881	(4,222)
Net unrealized appreciation (depreciation)
on investments and support agreement	5,673,433	11,454,780	(81,259)
NET ASSETS	$23,420,211	$106,903,574	$5,617,999
INSTITUTIONAL CLASS SHARES
Net Assets	$23,097,905	$80,854,672	$5,564,614
Shares outstanding ($0.01 par value, unlimited shares authorized)	2,412,284	7,293,142	568,963
Net asset value, offering and redemption price per share	$9.58	$11.09	$9.78
INVESTOR CLASS SHARES
Net Assets	$322,306	$26,048,902	$53,385
Shares outstanding ($0.01 par value, unlimited shares authorized)	33,830	2,430,750	5,461
Net asset value, offering and redemption price per share	$9.53	$10.72	$9.78

*Includes securities out on loan to brokers with a market value of $469,376, $7,384,899, and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Six Months Ended June 30, 2012^ (Unaudited)

	Baird LargeCap	Baird MidCap	Baird SmallCap
	Fund	Fund	Value Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes and issuance fees
withheld of $355, $1,723 and $0, respectively)	$89,122	$354,958	$16,656
Income from securities lending (Note 6)	1,897	6,938	—
Interest	936	3,174	112
Other income	—	549	—
Total investment income	91,955	365,619	16,768
EXPENSES:
Investment advisory fees	75,992	287,126	6,998
Administration fees	1,824	5,378	549
Shareholder servicing fees	7,694	8,726	3,568
Fund accounting fees	10,922	12,740	3,660
Professional fees	14,730	14,730	6,283
Federal and state registration	20,350	23,006	6,466
Directors fees	27,108	26,708	4,856
Custody fees	832	14,594	727
Reports to shareholders	2,428	3,420	671
Distribution fees – Investor Class Shares (Note 8)	261	17,402	9
Miscellaneous expenses	414	544	92
Total expenses	162,555	414,374	33,879
Expense reimbursement by Advisor (Note 5)	(74,611)	(71,563)	(25,637)
Total expenses	87,944	342,811	8,242
NET INVESTMENT INCOME	4,011	22,808	8,526
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	709,305	109,298	(4,222)
Change in unrealized appreciation/depreciation
on investments and support agreement	1,372,322	3,852,603	(81,259)
Net realized and unrealized gain (loss) on investments	2,081,627	3,961,901	(85,481)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,085,638	$3,984,709	$(76,955)

^The Baird SmallCap Value Fund commenced operations on May 1, 2012.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird LargeCap Fund
	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
OPERATIONS:
Net investment income	$4,011	$26,870
Net realized gain on investments	709,305	1,579,463
Change in unrealized appreciation/depreciation
on investments and support agreement	1,372,322	(2,097,553)
Net increase (decrease) in net assets from operations	2,085,638	(491,220)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,876,933	2,788,450
Shares issued to holders in reinvestment of dividends	—	26,756
Cost of shares redeemed	(2,183,546)	(5,196,123)
Net increase (decrease) in net assets resulting
from capital share transactions	693,387	(2,380,917)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(26,841)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,779,025	(2,898,978)

NET ASSETS:
Beginning of period	20,641,186	23,540,164
End of period (including undistributed net
investment income of $4,064 and $53, respectively)	$23,420,211	$20,641,186

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird MidCap Fund
	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
OPERATIONS:
Net investment income (loss)	$22,808	$(40,774)
Net realized gain on investments	109,298	3,717,798
Change in unrealized appreciation/depreciation
on investments and support agreement	3,852,603	(1,766,260)
Net increase in net assets from operations	3,984,709	1,910,764

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	65,624,329	11,352,599
Shares issued to holders in reinvestment of dividends	—	2,310,237
Cost of shares redeemed	(6,166,515)	(4,282,939)
Net increase in net assets resulting from capital share transactions	59,457,814	9,379,897

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net realized gains	—	(2,240,606)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net realized gains	—	(140,127)

TOTAL INCREASE IN NET ASSETS	63,442,523	8,909,928

NET ASSETS:
Beginning of period	43,461,051	34,551,123
End of period (including distributions in excess of net
investment income of $22,808 and $0, respectively)	$106,903,574	$43,461,051

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

Baird SmallCap Value Fund
May 1, 2012^ through
June 30, 2012
(Unaudited)
OPERATIONS:
Net investment income	$8,526
Net realized loss on investments	(4,222)
Change in unrealized depreciation on investments	(81,259)
Net decrease in net assets from operations	(76,955)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,695,326
Cost of shares redeemed	(372)
Net increase in net assets resulting from capital share transactions	5,694,954

TOTAL INCREASE IN NET ASSETS	5,617,999

NET ASSETS:
Beginning of period	—
End of period (including undistributed net
investment income of $8,526)	$5,617,999

^Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Institutional Class
	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data:
Net asset value, beginning of period	$8.71		$8.93	$7.57	$5.59	$9.33	$8.53
Income from investment operations:
Net investment income	0.00	(1)(2)	0.01	0.01	0.03	0.03	0.02
Net realized and unrealized
gains (losses) on investments	0.87		(0.22)	1.36	1.98	(3.74)	0.80
Total from investment operations	0.87		(0.21)	1.37	2.01	(3.71)	0.82
Less distributions:
Distributions from net investment income	—		(0.01)	(0.01)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$9.58		$8.71	$8.93	$7.57	$5.59	$9.33
Total return	9.87	%(3)	(2.34%)	18.06%	36.27%	(39.88%)	9.63%
Supplemental data and ratios:
Net assets, end of period	$23,097,905		$20,485,829	$23,399,325	$20,741,302	$16,349,025	$27,644,009
Ratio of expenses to average net assets	0.75	%(4)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average
net assets (before waivers)	1.39	%(4)	1.35%	1.40%	1.39%	1.17%	1.10%
Ratio of net investment income
to average net assets	0.04	%(4)	0.12%	0.14%	0.46%	0.32%	0.25%
Ratio of net investment loss
to average net assets (before waivers)	(0.60	%)(4)	(0.48%)	(0.51%)	(0.18%)	(0.10%)	(0.10%)
Portfolio turnover rate(5)	25.4	%(3)	38.2%	52.0%	58.7%	43.0%	72.2%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Investor Class
	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data:
Net asset value, beginning of period	$8.68		$8.91	$7.56	$5.59	$9.29	$8.50
Income from investment operations:
Net investment income (loss)	(0.01	)(1)	(0.01)	(0.02)	0.02	0.00 (2)	0.00 (2)
Net realized and unrealized
gains (losses) on investments	0.86		(0.22)	1.37	1.97	(3.70)	0.79
Total from investment operations	0.85		(0.23)	1.35	1.99	(3.70)	0.79
Less distributions:
Distributions from net investment income	—		—	—	(0.02)	—	—
Net asset value, end of period	$9.53		$8.68	$8.91	$7.56	$5.59	$9.29
Total return	9.79	%(3)	(2.58%)	17.86%	35.79%	(39.94%)	9.29%
Supplemental data and ratios:
Net assets, end of period	$322,306		$155,357	$140,839	$347,385	$261,198	$740,779
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average
net assets (before waivers)	1.64	%(4)	1.60%	1.65%	1.64%	1.42%	1.35%
Ratio of net investment income (loss)
to average net assets	(0.21	%)(4)	(0.13%)	(0.11%)	0.21%	0.07%	0.00%
Ratio of net investment loss
to average net assets (before waivers)	(0.85	%)(4)	(0.73%)	(0.76%)	(0.43%)	(0.35%)	(0.35%)
Portfolio turnover rate(5)	25.4	%(3)	38.2%	52.0%	58.7%	43.0%	72.2%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Institutional Class
	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data:
Net asset value, beginning of period	$9.98		$10.04	$7.90	$5.63	$9.62	$9.33
Income from investment operations:
Net investment income (loss)(1)	0.01		(0.01)	(0.01)	0.02	0.01	(0.01)
Net realized and unrealized
gains (losses) on investments	1.10		0.54	2.15	2.27	(3.99)	1.99
Total from investment operations	1.11		0.53	2.14	2.29	(3.98)	1.98
Less distributions:
Distributions from net investment income	—		—	—	(0.02)	(0.01)	—
Distributions from net realized gains	—		(0.59)	—	—	—	(1.69)
Total distributions	—		(0.59)	—	(0.02)	(0.01)	(1.69)
Net asset value, end of period	$11.09		$9.98	$10.04	$7.90	$5.63	$9.62
Total return	11.12	%(2)	5.19%	27.09%	40.90%	(41.53%)	20.89%
Supplemental data and ratios:
Net assets, end of period	$80,854,672		$40,880,008	$33,432,268	$25,513,554	$18,163,034	$36,616,547
Ratio of expenses to average net assets	0.85	%(3)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average
net assets (before waivers)	1.04	%(3)	1.21%	1.30%	1.34%	1.19%	1.11%
Ratio of net investment income (loss)
to average net assets	0.11	%(3)	(0.10%)	(0.10%)	0.25%	0.06%	(0.06%)
Ratio of net investment loss
to average net assets (before waivers)	(0.08	%)(3)	(0.46%)	(0.55%)	(0.24%)	(0.28%)	(0.32%)
Portfolio turnover rate(4)	17.0	%(2)	44.8%	62.7%	61.3%	74.0%	72.3%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Investor Class
	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data:
Net asset value, beginning of period	$9.66		$9.76	$7.69	$5.49	$9.40	$9.17
Income from investment operations:
Net investment income (loss)(1)	(0.01)		(0.03)	(0.03)	0.00 (2)	(0.02)	(0.04)
Net realized and unrealized
gains (losses) on investments	1.07		0.52	2.10	2.21	(3.89)	1.96
Total from investment operations	1.06		0.49	2.07	2.21	(3.91)	1.92
Less distributions:
Distributions from net investment income	—		—	—	(0.01)	—	—
Distributions from net realized gains	—		(0.59)	—	—	—	(1.69)
Total distributions	—		(0.59)	—	(0.01)	—	(1.69)
Net asset value, end of period	$10.72		$9.66	$9.76	$7.69	$5.49	$9.40
Total return	10.97	%(3)	4.93%	26.92%	40.52%	(41.70%)	20.61%
Supplemental data and ratios:
Net assets, end of period	$26,048,902		$2,581,043	$1,118,855	$1,576,880	$1,563,786	$4,783,844
Ratio of expenses to average net assets	1.10	%(4)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average
net assets (before waivers)	1.29	%(4)	1.46%	1.55%	1.59%	1.44%	1.36%
Ratio of net investment income (loss)
to average net assets	(0.14	%)(4)	(0.35%)	(0.35%)	0.00%	(0.19%)	(0.31%)
Ratio of net investment loss
to average net assets (before waivers)	(0.33	%)(4)	(0.71%)	(0.80%)	(0.49%)	(0.53%)	(0.57%)
Portfolio turnover rate(5)	17.0	%(3)	44.8%	62.7%	61.3%	74.0%	72.3%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird SmallCap Value Fund –
	Institutional Class
	May 1, 2012^
	through
	June 30, 2012
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.01
Net realized and unrealized losses on investments	(0.23)
Total from investment operations	(0.22)
Net asset value, end of period	$9.78
Total return	(2.10	%)(1)
Supplemental data and ratios:
Net assets, end of period	$5,564,614
Ratio of expenses to average net assets	1.00	%(2)
Ratio of expenses to average net assets (before waivers)	4.11	%(2)
Ratio of net investment income to average net assets	1.04	%(2)
Ratio of net investment loss to average net assets (before waivers)	(2.07	%)(2)
Portfolio turnover rate(3)	0.6	%(1)

^	Commenced of operations.
(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird SmallCap Value Fund –
	Investor Class
	May 1, 2012^
	through
	June 30, 2012
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.01
Net realized and unrealized losses on investments	(0.23)
Total from investment operations	(0.22)
Net asset value, end of period	$9.78
Total return	(2.20	%)(1)
Supplemental data and ratios:
Net assets, end of period	$53,385
Ratio of expenses to average net assets	1.25	%(2)
Ratio of expenses to average net assets (before waivers)	4.36	%(2)
Ratio of net investment income to average net assets	0.79	%(2)
Ratio of net investment loss to average net assets (before waivers)	(2.32	%)(2)
Portfolio turnover rate(3)	0.6	%(1)

^	Commenced of operations.
(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2012 (Unaudited)

1.ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund (each a “Fund” and collectively the “Funds”), three of the eight series comprising the Corporation. Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000.  The Baird SmallCap Value Fund commenced operations with the sale of both Institutional and Investor Class Shares on May 1, 2012.  The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee of 0.25%.

The Baird LargeCap Fund seeks long-term growth of capital through investments in equity securities of large-capitalization companies. Dividend income is a secondary consideration.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Baird SmallCap Value Fund seeks long-term growth of capital through investments in equity securities of small-capitalization companies.

On June 30, 2012, shareholders affiliated with the Advisor held 85% of the Institutional Class shares of the Baird LargeCap Fund, 26% of the Institutional Class shares of the Baird MidCap Fund and 62% of the Institutional Class shares of the Baird SmallCap Value Fund. These shareholders included the Advisor’s participant-directed retirement and deferred compensation plans and the Baird Foundation.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, Interactive Data Corporation (IDC), the Funds’ independent pricing service, does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.” The Board

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2012 (Unaudited)

2.    SIGNIFICANT ACCOUNTING POLICIES (cont.)

has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews.  In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sale price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium. Investments in mutual funds are valued at their stated net asset value. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors. In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for an individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRS”) (ASU 2011-04).” ASU 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2012 (Unaudited)

2.    SIGNIFICANT ACCOUNTING POLICIES (cont.)

b)
Foreign Securities – Foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect those values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors. All of the foreign securities owned by the Funds as of June 30, 2012 are traded directly on the New York Stock Exchange or NASDAQ or through an American Depository Receipt (ADR).

c)
Income Tax Status –The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2011, or for any other tax years which are open for exam. As of June 30, 2012, open tax years include the tax years ended December 31, 2008 through 2011. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense and other expense, respectively, in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

d)
Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid annually.  Distributions of net realized gains, if any, are declared and paid at least annually. The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Income, expenses, and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the series of the Corporation in proportion to their assets.

f)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2012 (Unaudited)

2.    SIGNIFICANT ACCOUNTING POLICIES (cont.)

g)
Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

3.    CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD LARGECAP FUND
	Six Months Ended			Six Months Ended
	June 30, 2012			June 30, 2012
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	288,389	$2,722,149	Shares sold	15,990	$154,784
Shares redeemed	(227,507)	(2,182,976)	Shares redeemed	(56)	(570)
Net increase	60,882	$539,173	Net increase	15,934	$154,214
Shares Outstanding:			Shares Outstanding:
Beginning of period	2,351,402		Beginning of period	17,896
End of period	2,412,284		End of period	33,830

	Year Ended			Year Ended
	December 31, 2011			December 31, 2011
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	310,586	$2,768,012	Shares sold	2,275	$20,438
Shares issued to
shareholders in
reinvestment of dividends	3,047	26,756
Shares redeemed	(581,336)	(5,194,653)	Shares redeemed	(180)	(1,470)
Net decrease	(267,703)	$(2,399,885)	Net increase	2,095	$18,968
Shares Outstanding:			Shares Outstanding:
Beginning of year	2,619,105		Beginning of year	15,801
End of year	2,351,402		End of year	17,896

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2012 (Unaudited)

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD MIDCAP FUND
	Six Months Ended			Six Months Ended
	June 30, 2012			June 30, 2012
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	3,575,504	$40,078,405	Shares sold	2,349,515	$25,545,924
Shares redeemed	(379,409)	(4,184,567)	Shares redeemed	(186,079)	(1,981,948)
Net increase	3,196,095	$35,893,838	Net increase	2,163,436	$23,563,976
Shares Outstanding:			Shares Outstanding:
Beginning of period	4,097,047		Beginning of period	267,314
End of period	7,293,142		End of period	2,430,750

	Year Ended			Year Ended
	December 31, 2011			December 31, 2011
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	918,529	$9,487,425	Shares sold	187,694	$1,865,174
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	214,890	2,170,393	reinvestment of dividends	14,314	139,844
Shares redeemed	(364,653)	(3,784,255)	Shares redeemed	(49,311)	(498,684)
Net increase	768,766	$7,873,563	Net increase	152,697	$1,506,334
Shares Outstanding:			Shares Outstanding:
Beginning of year	3,328,281		Beginning of year	114,617
End of year	4,097,047		End of year	267,314

BAIRD SMALLCAP VALUE FUND
	May 1, 2012^ through			May 1, 2012^ through
	June 30, 2012			June 30, 2012
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	569,003	$5,643,090	Shares sold	5,461	$52,236
Shares redeemed	(40)	(372)	Shares redeemed	—	—
Net increase	568,963	$5,642,718	Net increase	5,461	$52,236
Shares Outstanding:			Shares Outstanding:
Beginning of period	—		Beginning of period	—
End of period	568,963		End of period	5,461

^  Commencement of operations.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2012 (Unaudited)

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the six months ended June 30, 2012, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird
	LargeCap Fund	MidCap Fund	SmallCap Value Fund^
Purchases:	$5,651,001	$70,291,579	$3,540,023
Sales:	$5,794,115	$12,445,943	$ 20,427

^  Commenced operations on May 1, 2012.

The Baird LargeCap Fund and Baird MidCap Fund did not purchase or sell U.S. Government securities during the six months ended June 30, 2012.  The Baird SmallCap Value Fund did not purchase or sell U.S. Government securities during the period May 1, 2012 through June 30, 2012.

At December 31, 2011, accumulated earnings/losses on a tax basis were as follows:

	Baird	Baird
	LargeCap	MidCap
	Fund	Fund
Cost of Investments	$20,098,494	$43,364,740
Gross unrealized appreciation	$5,071,705	$9,447,340
Gross unrealized depreciation	(782,501)	(1,977,831)
Net unrealized appreciation	$4,289,204	$7,469,509
Undistributed ordinary income	$53	$—
Undistributed long-term capital gain	—	169,251
Total distributable earnings	$53	$169,251
Other accumulated losses	$(3,424,517)	$—
Total accumulated earnings	$864,740	$7,638,760

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items. The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2012 (Unaudited)

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2011, the Baird LargeCap Fund and Baird MidCap Fund did not defer any capital losses occurring between November 1, 2011 and December 31, 2011.

At December 31, 2011, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover	Year of Expiration
Baird LargeCap Fund	$ 407,235	2016
	3,017,282	2017

To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers. During the year ended December 31, 2011, the Baird LargeCap Fund and the Baird MidCap Fund utilized capital loss carryovers of $1,538,929 and $1,264,942, respectively.

RIC Modernization Act
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC Act”) was enacted, and the provisions within the RIC Act are effective for the Funds. The RIC Act modernized several of the federal income and excise tax provisions related to regulated investments companies (“RICs”). Under the RIC Act, new capital losses may be carried forward indefinitely with the character of the original loss retained. Prior to the RIC Act, capital losses could be carried forward for eight years, and were carried forward as short-term capital losses regardless of the character of the original loss. The RIC Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for inadvertent failures to comply with asset diversification and/or qualifying income tests. The RIC Act exempts RICs from the preferential dividend rule and repeals the 60-day designation requirement for certain types of pay-through income and gains. In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31.

During the six months ended June 30, 2012, the Funds did not pay any dividends.

During the year ended December 31, 2011, the Funds paid the following dividends:

	Ordinary Income Dividends	Net Capital Gain
Baird LargeCap Fund	$26,841	$ —
Baird MidCap Fund	—	2,380,733

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2012 (Unaudited)

5.INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund, 0.75% for the Baird MidCap Fund and 0.85% for the Baird SmallCap Value Fund as applied to the respective Fund’s average daily net assets. Certain officers of the Advisor are also officers of the Funds.

For the six months ended June 30, 2012 and through April 30, 2013, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses (exclusive of brokerage, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following percentages of average daily net assets:

	Institutional Class Shares	Investor Class Shares
Baird LargeCap Fund	0.75%	1.00%
Baird MidCap Fund	0.85%	1.10%
Baird SmallCap Value Fund	1.00%	1.25%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Six Months Ended
	June 30,	Fiscal Year Ended December 31,
	2012	2011	2010	2009
Reimbursed/Absorbed Expenses Subject
to Recovery by Advisor Until:	2015	2014	2013	2012
Baird LargeCap Fund	$74,611	$136,264	$136,939	$118,040
Baird MidCap Fund	$71,563	$136,295	$133,302	$110,382
Baird SmallCap Value Fund(1)	$25,637	N/A	N/A	N/A

(1)Amount shown reflects expense reimbursements made by the Advisor from May 1, 2012 (commencement of operations) through June 30, 2012.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2012 (Unaudited)

5.INVESTMENT ADVISORY AND OTHER AGREEMENTS (cont.)

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund and Baird MidCap Fund for the six months ended June 30, 2012 and the Baird SmallCap Value Fund from May 1, 2012 through June 30, 2012.

6.SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bank N.A., the Funds’ custodian and an affiliate of the Funds’ transfer agent and administrator. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2012, the Baird LargeCap and Baird MidCap Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of June 30, 2012, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird LargeCap Fund	$469,376	$470,970
Baird MidCap Fund	$7,384,899	$7,356,326
Baird SmallCap Value Fund	$—	$—

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act), other than a legacy interest in Atlantic East Funding LLC. The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2012.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2012 (Unaudited)

6.SECURITIES LENDING (cont.)

The Funds’ interest in Atlantic East Funding LLC is priced at fair value by the Valuation Committee of the Advisor. The fair value of the Funds’ interest in Atlantic East Funding LLC is based on the underlying market values of the securities owned by Atlantic East Funding LLC, which are determined by independent pricing sources. In addition, the Funds’ transfer agent and administrator and securities lending agent entered into a support agreement with the Funds to cover potential losses realized by the Funds on their investment in Atlantic East Funding LLC (up to a certain amount). The amounts agreed to be provided to the Funds under the support agreement are shown in the Funds’ schedules of investments and statements of assets and liabilities. At June 30, 2012, the fair value of the Funds’ interest in Atlantic East Funding LLC, plus the amounts payable under the support agreement, amounted to 100% of the outstanding par value of the Funds’ interest in Atlantic East Funding LLC.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations. Interest income earned on collateral investments and recognized by the Funds during the six months ended June 30, 2012 for the Baird LargeCap Fund and Baird MidCap Fund was $1,897 and $6,938.  The SmallCap Value Fund has not participated in the securities lending program since the Fund’s inception on May 1, 2012.

7.LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions. Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank. The Bank charged interest at the Bank’s Prime Rate less 1% for the period January 1 through May 17 and the Bank’s Prime Rate less 2% since May 18 (weighted average rate of 2.01% for the first six months of 2012). For the six months ended June 30, 2012, the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund did not borrow on the LOC.

8.DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares. The Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund incurred $261, $17,402 and $9, respectively, in fees pursuant to the Plan during the six months ended June 30, 2012.

9.SUBSEQUENT EVENT

In preparing these financial statements, the Corporation has evaluated subsequent events after June 30, 2012. There were no subsequent events since June 30, 2012 that would require adjustment to or additional disclosure in these financial statements.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 10th Floor
Chicago, IL 60604

Item 2. Code of Ethics.

Not applicable – only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable – only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable – only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 97.8%

U.S. Treasury Securities - 8.4%
$86,700,000	U.S. Treasury Bonds,
	2.375%, 03/31/2016 @	$92,559,013
		92,559,013
Taxable Municipal Bonds - 2.3%
	Alaska Municipal Bond Bank Authority:
1,000,000	1.422%, 08/01/2012	1,000,460
1,000,000	1.918%, 08/01/2013	1,011,160
1,170,000	City of Arlington TX,
	4.680%, 08/15/2013	1,213,208
1,240,000	City of Des Moines IA,
	2.587%, 06/01/2013	1,250,602
3,000,000	City of Frederick MD,
	4.520%, 03/01/2013	3,070,380
231,544	Educational Enhancement Funding Corporation,
	6.720%, 06/01/2025	229,754
6,450,000	Government Development Bank for Puerto Rico,
	3.670%, 05/01/2014	6,563,778
	Illinois State:
545,000	4.071%, 01/01/2014	562,407
2,030,000	4.422%, 04/01/2015	2,138,118
1,110,000	4.961%, 03/01/2016	1,194,360
5,000,000	Michigan Strategic Fund,
	4.500%, 12/01/2013	5,248,650
1,690,000	Puerto Rico Public Finance Corp.,
	6.100%, 08/01/2017	1,695,341
165,000	Tobacco Settlement Authority Iowa,
	6.500%, 06/01/2023	158,766
		25,336,984
Other Government Related Securities - 1.6%
2,500,000	Corp Andina de Fomento,
	5.200%, 05/21/2013 f	2,586,730
2,000,000	Export-Import Bank of Korea Notes,
	5.500%, 10/17/2012 f	2,021,530
350,000	Korea Development Bank,
	5.300%, 01/17/2013 f	356,634
1,887,000	Korea Electric Power Corporation,
	7.750%, 04/01/2013 f	1,964,484
3,805,000	Korea Southern Power Co., Ltd.,
	5.375%, 04/18/2013 (Acquired 02/22/2011, Cost $3,895,272) * f	3,896,305
	Petrobras International Finance Company: f
1,000,000	2.875%, 02/06/2015	1,015,000
5,000,000	3.875%, 01/27/2016	5,162,200
		17,002,883
Corporate Bonds - 76.5%

Industrials - 26.0%
1,400,000	The ADT Corporation,
	2.250%, 07/15/2017 (Acquired 06/27/2012, Cost $1,398,544) *	1,406,566
2,000,000	American Honda Finance Corporation,
	1.450%, 02/27/2015 (Acquired 02/21/2012, Cost $1,998,940) * @	2,007,556
2,775,000	Amgen Inc.,
	1.875%, 11/15/2014 @	2,818,071
5,000,000	Anadarko Petroleum Corporation,
	5.750%, 06/15/2014	5,374,070
	Anglo American Capital PLC: f
6,900,000	2.150%, 09/27/2013 (Acquired 09/20/2010 through 03/21/2012, Cost $6,909,261) *	6,951,260
900,000	9.375%, 04/08/2014 (Acquired 03/23/2012 through 06/19/2012, Cost $1,017,778) *	1,012,126
	ArcelorMittal: f
2,500,000	5.375%, 06/01/2013	2,571,160
341,000	9.000%, 02/15/2015	383,232
1,000,000	3.750%, 02/25/2015 @	1,013,683
1,275,000	3.750%, 08/05/2015 @	1,282,066
1,000,000	AT&T Inc.,
	0.875%, 02/13/2015 @	999,253
3,000,000	Barrick Gold Corporation,
	1.750%, 05/30/2014 f	3,036,834
600,000	The Black & Decker Corporation,
	8.950%, 04/15/2014	677,352
	BP Capital Markets PLC: f
5,000,000	5.250%, 11/07/2013 @	5,298,025
550,000	3.200%, 03/11/2016 @	584,984
	British Telecommunications PLC: f
5,000,000	5.150%, 01/15/2013	5,112,135
1,000,000	1.593%, 12/20/2013	1,005,736
	Bunge Limited Finance Corporation:
3,938,000	5.875%, 05/15/2013	4,086,884
3,000,000	5.350%, 04/15/2014	3,165,600
1,520,000	5.100%, 07/15/2015	1,624,267
5,324,000	Cadbury Schweppes U.S. Finance LLC,
	5.125%, 10/01/2013 (Acquired 09/03/2010 through 02/07/2012, Cost $5,575,884) *	5,577,002
5,175,000	CBS Corporation,
	8.200%, 05/15/2014	5,858,768
2,191,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	2,196,651
7,367,000	Computer Sciences Corporation,
	5.500%, 03/15/2013 @	7,551,175
	COX Communications Inc.:
1,224,000	5.450%, 12/15/2014 @	1,346,875
2,000,000	7.250%, 11/15/2015	2,276,332
1,535,000	CRH America, Inc.,
	6.000%, 09/30/2016	1,680,279
	Daimler Finance North America LLC:
1,750,000	6.500%, 11/15/2013	1,875,902
3,600,000	2.300%, 01/09/2015 (Acquired 01/04/2012, Cost $3,595,464) *	3,673,037
	Deutsche Telekom International Finance B.V.: f
550,000	5.250%, 07/22/2013	574,057
200,000	5.750%, 03/23/2016	224,278
4,000,000	3.125%, 04/11/2016 (Acquired 03/14/2012, Cost $4,123,146) *	4,137,220
2,525,000	EnCana Holdings Finance Corp.,
	5.800%, 05/01/2014 f	2,717,488
	Express Scripts, Inc.:
5,000,000	6.250%, 06/15/2014	5,466,960
3,000,000	3.125%, 05/15/2016	3,123,513
515,000	FBG Finance Limited,
	5.125%, 06/15/2015 (Acquired 03/12/2012, Cost $565,784) * f	564,601
3,291,000	FedEx Corporation,
	7.375%, 01/15/2014	3,602,681
2,355,000	FedEx Corporation 2012 Pass-Through Trust,
	2.625%, 01/15/2018	2,350,646
282,894	FedEx Corporation Pass-Through Certificates,
	Series 1998-1, Class B, 6.845%, 01/15/2019	318,256
4,000,000	Ford Motor Credit Company LLC,
	2.750%, 05/15/2015 @	4,032,456
3,500,000	Freeport-McMoRan Copper & Gold Inc.,
	1.400%, 02/13/2015 @	3,488,051
6,500,000	Georgia-Pacific LLC,
	8.250%, 05/01/2016 (Acquired 04/27/2011 through 06/19/2012, Cost $7,054,091) *	7,160,224
1,000,000	Gilead Sciences, Inc.,
	2.400%, 12/01/2014	1,030,629
7,120,000	Glencore Funding LLC,
	6.000%, 04/15/2014 (Acquired 01/12/2010 through 02/27/2012, Cost $7,353,121) *	7,484,694
2,300,000	Highmark Inc.,
	6.800%, 08/15/2013 (Acquired 05/08/2012 through 05/30/2012, Cost $2,426,256) *	2,399,454
5,639,000	HP Enterprise Services LLC, Series B,
	6.000%, 08/01/2013	5,917,995
6,699,000	Hutchison Whampoa International Ltd.,
	6.500%, 02/13/2013 (Acquired 01/20/2010 through 01/19/2012, Cost $6,859,820) * f	6,905,704
3,000,000	Hyundai Capital Services Inc.,
	4.375%, 07/27/2016 (Acquired 05/11/2012, Cost $3,156,239) * f	3,152,928
3,000,000	International Business Machines Corporation,
	0.750%, 05/11/2015 @	2,995,440
1,400,000	The Interpublic Group of Companies, Inc.,
	10.000%, 07/15/2017	1,582,000
	Laboratory Corporation of America Holdings:
6,025,000	5.500%, 02/01/2013	6,171,679
400,000	5.625%, 12/15/2015	451,674
5,000,000	Lafarge North America Inc.,
	6.875%, 07/15/2013	5,225,000
2,813,000	Nabisco, Inc.,
	7.550%, 06/15/2015	3,301,905
4,325,000	Nabors Industries, Inc.,
	5.375%, 08/15/2012	4,342,408
4,700,000	National Oilwell Varco Inc.,
	Series B, 6.125%, 08/15/2015	4,772,629
	Noble Holding International Limited: f
4,500,000	3.450%, 08/01/2015	4,736,929
1,000,000	2.500%, 03/15/2017	1,015,478
400,000	PCCW-HKT Capital No. 2 Limited,
	6.000%, 07/15/2013 (Acquired 06/18/2012, Cost $415,786) * f	415,098
482,000	Pearson Dollar Finance PLC,
	5.700%, 06/01/2014 (Acquired 06/20/2011, Cost $513,264) * f	516,428
4,426,000	Pearson Dollar Finance Two PLC, f
	5.500%, 05/06/2013 (Acquired 05/31/2011 through 06/15/2011, Cost $4,570,058) * f	4,584,199
5,000,000	Petrohawk Energy Corporation,
	7.875%, 06/01/2015	5,197,820
2,075,000	Plum Creek Timberlands, L.P.,
	5.875%, 11/15/2015	2,299,065
7,300,000	POSCO,
	8.750%, 03/26/2014 (Acquired 03/19/2009 through 04/28/2011, Cost $7,824,706) * f	8,076,158
1,452,000	PPG Industries, Inc.,
	1.900%, 01/15/2016	1,485,432
4,000,000	Reed Elsevier Capital Inc.,
	7.750%, 01/15/2014	4,371,956
2,332,000	Rio Tinto Alcan, Inc.,
	5.200%, 01/15/2014 f	2,468,541
2,000,000	SABMiller Holdings Inc,
	1.850%, 01/15/2015 (Acquired 01/10/2012, Cost $1,999,880) * @	2,028,564
1,214,000	SABMiller PLC,
	6.500%, 07/01/2016 (Acquired 03/01/2012 through 03/20/2012, Cost $1,402,777) * f	1,417,313
425,000	Southwestern Bell Telephone, L.P.,
	7.000%, 07/01/2015	492,747
2,249,000	TCI Communications, Inc.,
	8.750%, 08/01/2015	2,744,034
	Telecom Italia Capital, SA: f
120,000	5.250%, 11/15/2013	120,300
4,875,000	4.950%, 09/30/2014	4,838,437
175,000	5.250%, 10/01/2015	173,250
	Telefonica Emisiones S.A.U.: f
2,000,000	2.582%, 04/26/2013	1,970,108
3,620,000	6.421%, 06/20/2016	3,473,766
1,020,000	Telefonica Moviles Chile SA,
	2.875%, 11/09/2015 (Acquired 11/03/2010 through 04/04/2012, Cost $1,016,329) * f	1,025,227
500,000	Teva Pharmaceutical Finance Company, LLC,
	5.550%, 02/01/2016 f	567,183
4,500,000	Teva Pharmaceutical Finance III BV,
	0.968%, 03/21/2014 f	4,507,726
3,600,000	Time Warner, Inc.,
	3.150%, 07/15/2015	3,796,657
4,000,000	Transocean Inc.,
	5.050%, 12/15/2016 f @	4,338,576
	Tyco Electronics Group S.A.: f
1,655,000	5.950%, 01/15/2014	1,764,101
1,000,000	1.600%, 02/03/2015	1,004,183
265,000	Tyco International Finance S.A.,
	6.000%, 11/15/2013 f	284,733
5,924,000	Union Pacific Railroad Co. 2004 Pass Through Trust,
	5.214%, 09/30/2014 (Acquired 10/22/2010 through 03/29/2012, Cost $6,312,848) *	6,365,693
700,000	United Technologies Corporation,
	1.200%, 06/01/2015	708,146
1,500,000	USX Corporation,
	9.125%, 01/15/2013	1,557,963
3,100,000	Valero Energy Corporation,
	4.750%, 04/01/2014	3,255,459
1,000,000	Viacom Inc.,
	1.250%, 02/27/2015 @	1,002,490
3,000,000	Vivendi SA,
	2.400%, 04/10/2015 (Acquired 04/03/2012, Cost $2,999,820) * f @	2,970,288
	Volkswagen International Finance N.V.: f
3,000,000	1.625%, 08/12/2013 (Acquired 08/05/2010, Cost $2,991,000) *	3,024,291
2,260,000	0.982%, 04/01/2014 (Acquired 03/23/2011 through 12/15/2011, Cost $2,255,755) *	2,255,331
341,000	Vulcan Materials Co.,
	5.600%, 11/30/2012	343,558
3,700,000	Waste Management, Inc.,
	5.000%, 03/15/2014	3,937,263
2,000,000	Weyerhaeuser Company,
	7.250%, 07/01/2013	2,114,470
3,631,000	Wm. Wrigley Jr. Company,
	3.700%, 06/30/2014 (Acquired 03/15/2012 through 05/16/2012, Cost $3,756,906) * @	3,751,604
6,100,000	Xerox Corporation,
	8.250%, 05/15/2014	6,801,677
3,515,000	Xstrata Canada Corp.,
	7.250%, 07/15/2012 f	3,521,492
		287,265,185
Utility - 13.3%
4,739,000	Ameren Corporation,
	8.875%, 05/15/2014	5,278,720
2,200,000	Appalachian Power Co., Series O,
	5.650%, 08/15/2012	2,211,902
2,137,000	Beaver Valley Funding Corporation Debentures,
	9.000%, 06/01/2017	2,210,513
5,923,000	Consolidated Natural Gas, Series A,
	5.000%, 03/01/2014	6,284,108
	DCP Midstream, LLC:
3,640,000	9.700%, 12/01/2013 (Acquired 07/29/2010 through 03/14/2012, Cost $4,015,848) *	4,001,416
1,708,000	5.375%, 10/15/2015 (Acquired 01/13/2012, Cost $1,860,654) *	1,838,971
500,000	Duke Energy Corp.,
	6.300%, 02/01/2014	541,099
5,286,000	El Paso Pipeline Partners Operating Co LLC,
	4.100%, 11/15/2015 @	5,530,092
4,000,000	Enel Finance International,
	5.700%, 01/15/2013 (Acquired 03/10/2010 through 03/31/2010, Cost $4,066,923) * f @	4,054,984
	Energy Transfer Partners:
2,668,000	8.500%, 04/15/2014	2,953,580
2,500,000	5.950%, 02/01/2015	2,723,055
1,000,000	9.700%, 03/15/2019	1,282,222
	Enterprise Products Operating LLC:
2,630,000	6.125%, 02/01/2013	2,702,293
1,701,000	Series O, 9.750%, 01/31/2014	1,919,089
575,000	3.700%, 06/01/2015	613,471
1,130,000	Exelon Corporation,
	4.900%, 06/15/2015	1,228,176
4,750,000	Exelon Generation Company, LLC,
	5.350%, 01/15/2014	5,031,414
3,276,108	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Acquired 04/02/2009 through 07/28/2011, Cost $3,272,969) *	3,344,513
6,600,000	Gulf South Pipeline Company, L.P.,
	5.750%, 08/15/2012 (Acquired 03/25/2011 through 04/12/2011, Cost $6,635,752) *	6,629,594
2,895,000	Kinder Morgan Energy Partners, L.P.,
	5.850%, 09/15/2012	2,923,131
1,286,785	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 05/31/2011 through 05/29/2012, Cost $1,307,210) *	1,300,837
7,461,000	National Grid PLC,
	6.300%, 08/01/2016 f	8,608,054
2,750,000	Nevada Power Company,
	7.375%, 01/15/2014	3,012,212
	Nisource Finance Corp.:
80,000	6.150%, 03/01/2013	82,725
5,775,000	5.400%, 07/15/2014	6,223,631
2,000,000	Northeast Utilities,
	1.218%, 09/20/2013	2,008,002
2,000,000	ONEOK, Inc.,
	5.200%, 06/15/2015 @	2,171,684
3,745,000	Pacific Gas and Electric Company,
	6.250%, 12/01/2013	4,028,789
1,100,000	Pennsylvania Electric Co.,
	5.125%, 04/01/2014	1,171,774
2,745,000	PG&E Corporation,
	5.750%, 04/01/2014	2,953,499
	Plains All American Pipeline:
525,000	4.250%, 09/01/2012	527,392
4,635,000	5.625%, 12/15/2013	4,935,672
	PPL Energy Supply, LLC:
738,000	6.300%, 07/15/2013	777,587
4,437,000	Series A, 5.700%, 10/15/2015	4,814,757
350,000	6.200%, 05/15/2016	392,282
	Rockies Express Pipeline LLC:
4,000,000	6.250%, 07/15/2013 (Acquired 05/06/2011 through 05/13/2011, Cost $4,175,738) * @	4,110,000
2,000,000	3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $2,000,214) *	1,925,000
2,100,000	Sempra Energy,
	2.000%, 03/15/2014	2,132,836
3,000,000	Southwestern Public Service Company,
	5.600%, 10/01/2016	3,388,353
	Spectra Energy Capital LLC:
1,000,000	5.500%, 03/01/2014	1,051,390
5,814,000	5.668%, 08/15/2014	6,290,794
5,000,000	System Energy Resources, Inc.,
	6.200%, 10/01/2012	5,059,895
5,090,000	Trans-Allegheny Interstate Line Company,
	4.000%, 01/15/2015 (Acquired 01/19/2010 through 06/19/2012, Cost $5,212,044) *	5,345,610
500,000	Union Electric Company,
	4.750%, 04/01/2015	530,895
650,000	Vectren Utility Holdings, Inc.,
	5.250%, 08/01/2013	678,912
3,299,000	Veolia Environnement,
	5.250%, 06/03/2013 f	3,405,330
6,000,000	Williams Partners L.P.,
	3.800%, 02/15/2015	6,311,892
		146,542,147
Finance - 37.2%
2,722,000	Abbey National Treasury Services PLC,
	3.875%, 11/10/2014 (Acquired 12/29/2011 through 03/19/2012, Cost $2,686,071) *	2,681,644
5,650,000	ABN AMRO Bank N.V.,
	3.000%, 01/31/2014 (Acquired 01/27/2011 through 04/28/2011, Cost $5,652,611) * f	5,674,425
6,722,000	AEGON N.V.,
	4.750%, 06/01/2013 f	6,922,544
	Allstate Corporation:
3,920,000	7.500%, 06/15/2013	4,178,402
1,080,000	5.000%, 08/15/2014	1,168,448
	American Express Credit Corporation:
4,400,000	Series C, 7.30%, 08/20/2013	4,704,304
1,200,000	2.750%, 09/15/2015	1,252,187
2,700,000	Ameriprise Financial, Inc.,
	5.650%, 11/15/2015	3,056,951
4,275,000	AmSouth Bank,
	4.850%, 04/01/2013	4,328,437
7,678,000	ANZ National International,
	6.200%, 07/19/2013 (Acquired 05/25/2010 through 06/09/2011, Cost $7,984,207) * f	8,044,010
	AON Corporation:
3,600,000	7.375%, 12/14/2012 @	3,697,859
750,000	3.500%, 09/30/2015	783,770
1,708,000	Arden Realty Limited Partnership,
	5.250%, 03/01/2015 (Callable, 12/01/2014)	1,841,760
5,165,000	ASIF Global Financing XIX,
	4.900%, 01/17/2013 (Acquired 05/26/2011 through 09/28/2011, Cost $5,247,757) *	5,212,291
1,500,000	Banco Santander-Chile,
	2.506%, 02/14/2014 (Acquired 02/09/2012, Cost $1,500,000) * f	1,476,637
2,277,000	BankAmerica Institutional,
	8.070%, 12/31/2026 (Acquired 07/22/2010, Cost $2,254,230) *	2,326,525
	Barclays Bank PLC, f
2,605,000	5.200%, 07/10/2014	2,744,607
2,000,000	5.000%, 09/22/2016	2,171,920
2,000,000	BB&T Corporation,
	2.050%, 04/28/2014 @	2,040,930
3,000,000	The Bear Stearns Companies LLC,
	5.300%, 10/30/2015	3,255,492
850,000	Canadian Imperial Bank of Commerce,
	2.350%, 12/11/2015 f	879,464
1,354,000	Capital One Bank USA NA,
	6.500%, 06/13/2013	1,419,071
4,900,000	Capital One Financial Corporation,
	7.375%, 05/23/2014	5,382,728
2,790,000	CDP Financial Inc.,
	3.000%, 11/25/2014 (Acquired 11/20/2009 through 06/25/2010, Cost $2,790,482) * f @	2,933,850
	Cie de Financement Foncier: f
5,500,000	2.250%, 03/07/2014 (Acquired 03/01/2011 through 12/14/2011, Cost $5,493,438) *	5,533,550
1,000,000	2.500%, 09/16/2015 (Acquired 06/19/2012, Cost $1,006,951) *	1,003,530
	CIT Group, Inc.:
478,000	7.000%, 05/02/2016 (Acquired 04/29/2008 through 06/09/2008, Cost $478,978) *	479,195
256,836	7.000%, 05/02/2017 (Acquired 06/09/2008, Cost $257,177) *	257,318
	Citigroup, Inc.:
2,900,000	6.500%, 08/19/2013 @	3,038,513
7,000,000	6.010%, 01/15/2015	7,520,961
	CNA Financial Corporation:
2,125,000	5.850%, 12/15/2014	2,279,877
525,000	6.500%, 08/15/2016	590,768
	Comerica Bank:
4,100,000	5.700%, 06/01/2014	4,368,964
825,000	5.750%, 11/21/2016	932,177
	Commonwealth Bank of Australia: f
1,500,000	1.198%, 03/17/2014 (Acquired 03/20/2012, Cost $1,499,505) *	1,502,320
4,000,000	3.500%, 03/19/2015 (Acquired 08/30/2010, Cost $4,103,477) * @	4,175,384
800,000	Countrywide Financial Corporation,
	6.250%, 05/15/2016	832,638
	Credit Suisse New York, f
6,221,000	5.000%, 05/15/2013	6,415,245
1,000,000	5.500%, 05/01/2014	1,060,145
5,000,000	Deutsche Bank Aktiengesellschaft,
	4.875%, 05/20/2013 f	5,147,960
3,177,000	Dresdner Bank AG,
	7.250%, 09/15/2015 f	3,220,245
	Fifth Third Bancorp:
3,752,000	6.250%, 05/01/2013	3,907,824
4,955,000	0.479%, 05/17/2013	4,937,108
550,000	3.625%, 01/25/2016	580,115
1,000,000	First Empire Capital Trust I,
	8.234%, 02/01/2027	1,058,823
1,500,000	First Hawaiian Capital Trust I,
	Series B, 8.343%, 07/01/2027	1,500,000
8,615,000	FMR LLC,
	4.750%, 03/01/2013 (Acquired 10/04/2010 through 05/30/2012, Cost $8,781,143) *	8,812,085
	General Electric Capital Corporation:
2,000,000	5.900%, 05/13/2014	2,172,490
800,000	4.750%, 09/15/2014	857,955
5,000,000	4.875%, 03/04/2015	5,428,830
1,100,000	4.375%, 09/21/2015	1,191,766
5,000,000	2.300%, 04/27/2017 @	5,033,805
5,980,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 04/07/2010 through 01/17/2012, Cost $6,111,121) *	6,080,643
787,000	GMAC Inc.,
	7.500%, 12/31/2013	834,220
5,720,000	Goldman Sachs Group LP,
	8.000%, 03/01/2013 (Acquired 04/16/2009 through 06/15/2012, Cost $5,879,764) *	5,907,502
	HSBC Finance Corporation:
2,200,000	6.375%, 11/27/2012	2,246,552
1,451,000	4.750%, 07/15/2013	1,497,718
1,950,000	5.000%, 06/30/2015	2,077,027
221,000	6.676%, 01/15/2021	239,280
1,500,000	HSBC USA Capital Trust II,
	8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $1,535,299) *	1,515,999
	ING Bank N.V.: f
205,000	2.650%, 01/14/2013 (Acquired 04/12/2011, Cost $205,806) *	206,039
3,000,000	2.000%, 10/18/2013 (Acquired 10/13/2010 through 10/28/2010, Cost $2,996,795) *	2,978,886
1,200,000	2.375%, 06/09/2014 (Acquired 02/24/2012, Cost $1,190,801) *	1,190,813
1,085,000	4.000%, 03/15/2016 (Acquired 03/08/2012, Cost $1,107,254) *	1,092,376
6,785,000	Invesco Ltd.,
	5.375%, 02/27/2013 f	6,962,278
6,050,000	Irish Life & Permanent Group Holdings PLC,
	3.600%, 01/14/2013 (Acquired 01/07/2010 through 02/28/2012, Cost $6,028,131) * f	5,863,019
	J.P. Morgan Chase & Co.:
723,000	5.125%, 09/15/2014	768,104
5,550,000	3.450%, 03/01/2016 @	5,752,469
1,446,000	Jefferson-Pilot Corp.,
	4.750%, 01/30/2014 @	1,502,646
2,500,000	Kemper Corporation,
	6.000%, 11/30/2015	2,620,665
	Key Bank NA:
5,100,000	5.800%, 07/01/2014	5,467,129
3,800,000	7.413%, 05/06/2015	4,268,369
374,000	KeyCorp,
	6.500%, 05/14/2013	391,743
5,000,000	Kookmin Bank,
	7.250%, 05/14/2014 (Acquired 05/26/2009 through 12/15/2011, Cost $5,270,974) * f	5,475,090
	Liberty Mutual Group Inc.:
3,992,000	7.250%, 09/01/2012 (Acquired 03/31/2010 through 09/21/2011, Cost $4,019,744) *	4,027,457
3,188,000	5.750%, 03/15/2014 (Acquired 09/03/2009 through 10/05/2010, Cost $3,071,073) *	3,366,024
1,700,000	Lincoln National Corporation,
	5.650%, 08/27/2012	1,711,681
5,110,000	Lloyds TSB Bank PLC,
	4.375%, 01/12/2015 (Acquired 01/05/2010 through 02/24/2012, Cost $5,191,811) * f	5,277,240
	M&I Marshall & Ilsley Bank:
787,000	5.250%, 09/04/2012	792,120
5,532,000	4.850%, 06/16/2015	5,898,434
620,000	Manufacturers and Traders Trust Co.,
	1.751%, 04/01/2013	620,000
5,035,000	Manulife Financial Corp.,
	3.400%, 09/17/2015 f	5,174,339
	Marsh & McLennan Companies, Inc.:
4,640,000	4.850%, 02/15/2013	4,739,217
1,010,000	5.750%, 09/15/2015 @	1,120,182
	Massmutual Global Funding II:
2,550,000	2.875%, 04/21/2014 (Acquired 10/24/2011, Cost $2,602,011) *	2,624,840
3,000,000	2.300%, 09/28/2015 (Acquired 11/22/2011, Cost $2,996,460) * @	3,079,782
2,000,000	3.125%, 04/14/2016 (Acquired 01/19/2012, Cost $2,083,587) *	2,098,430
2,671,000	MBNA Capital, Series A,
	8.278%, 12/01/2026	2,736,440
3,166,000	Mercantile Bankshares Corporation Subordinated Notes, Series B,
	4.625%, 04/15/2013	3,248,968
300,000	Merrill Lynch & Company,
	6.050%, 08/15/2012	301,650
	Metropolitan Life Global Funding I:
3,242,000	5.125%, 04/10/2013 (Acquired 10/25/2010 through 03/17/2011, Cost $3,332,883) *	3,349,213
3,173,000	5.200%, 09/18/2013 (Acquired 10/21/2010 through 09/23/2011, Cost $3,309,958) * @	3,325,380
2,300,000	3.125%, 01/11/2016 (Acquired 01/04/2011 through 03/05/2012, Cost $2,318,175) *	2,409,731
	Monumental Global Funding III:
350,000	0.473%, 01/25/2013 (Acquired 07/28/2009, Cost $341,996) *	348,990
1,265,000	5.500%, 04/22/2013 (Acquired 09/23/2009 through 03/16/2010, Cost $1,282,146) *	1,309,428
	Morgan Stanley:
2,600,000	2.875%, 01/24/2014 @	2,570,742
1,000,000	4.000%, 07/24/2015	994,193
3,516,000	Morgan Stanley Dean Witter & Co.,
	6.750%, 10/15/2013	3,653,029
	National Australia Bank Limited: f
800,000	5.350%, 06/12/2013 (Acquired 01/31/2012, Cost $826,044) *	833,544
500,000	3.750%, 03/02/2015 (Acquired 03/14/2012, Cost $521,977) *	522,479
2,000,000	2.000%, 03/09/2015	2,005,076
475,000	National City Bank of Cleveland Subordinated Notes,
	4.625%, 05/01/2013	488,937
350,000	Nationwide Financial Services Inc.,
	5.900%, 07/01/2012	350,000
2,273,000	NB Capital Trust IV,
	8.250%, 04/15/2027	2,323,915
1,000,000	Nomura Holdings Inc.,
	5.000%, 03/04/2015 f	1,038,203
3,000,000	Nordea Bank AB,
	2.250%, 03/20/2015 (Acquired 03/14/2012, Cost $2,993,610) * f	3,010,821
1,000,000	North Fork Capital Trust II,
	8.000%, 12/15/2027	1,007,500
925,000	PNC Funding Corp.,
	5.500%, 09/28/2012	935,781
	Principal Life Income Funding Trusts:
1,180,000	5.300%, 12/14/2012	1,203,881
2,000,000	5.100%, 04/15/2014	2,138,368
221,000	Protective Life Secured Trust,
	5.450%, 09/28/2012	223,488
	Prudential Financial Inc.:
2,428,000	5.150%, 01/15/2013	2,484,378
1,370,000	4.500%, 07/15/2013	1,417,817
3,799,000	6.200%, 01/15/2015	4,170,223
1,000,000	Rabobank Nederland Global Senior Unsecured Notes,
	4.200%, 05/13/2014 (Acquired 05/06/2009, Cost $998,170) * f	1,044,800
	The Royal Bank of Scotland Group PLC: f
1,000,000	3.400%, 08/23/2013	1,010,355
3,000,000	4.875%, 08/25/2014 (Acquired 08/18/2009 through 01/27/2011, Cost $3,010,640) *	3,084,423
1,756,000	4.875%, 03/16/2015	1,817,017
1,600,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 09/27/2010 through 12/14/2010, Cost $1,596,999) * f	1,538,498
1,500,000	Scotland International Finance No. 2 B.V.,
	4.250%, 05/23/2013 (Acquired 03/16/2012, Cost $1,503,238) * f	1,499,437
	SLM Corporation:
135,000	5.125%, 08/27/2012	135,506
2,000,000	5.375%, 01/15/2013	2,037,468
4,765,000	5.000%, 10/01/2013	4,907,950
5,000,000	Societe Generale SA,
	2.200%, 09/14/2013 (Acquired 09/07/2010, Cost $4,994,350) * f @	4,929,480
1,875,000	SouthTrust Corporation,
	5.800%, 06/15/2014	2,009,599
3,000,000	Sovereign Bank,
	5.125%, 03/15/2013	2,998,899
4,000,000	Sumitomo Mitsui Banking Corporation,
	2.150%, 07/22/2013 (Acquired 07/14/2010, Cost $3,998,480) * f	4,031,372
	SunTrust Bank:
5,000,000	0.768%, 04/01/2015	4,759,875
2,396,000	5.000%, 09/01/2015	2,531,458
4,850,000	Svenska Handelsbanken AB,
	4.875%, 06/10/2014 (Acquired 09/20/2011 through 12/13/2011, Cost $5,069,287) * f @	5,119,374
4,050,000	The Dai-ichi Mutual Life Insurance Company,
	5.730%, 03/17/2014 (Acquired 03/02/2011, Cost $4,208,034) * f	4,197,157
	The Goldman Sachs Group, Inc.:
2,000,000	5.125%, 01/15/2015	2,088,102
225,000	3.700%, 08/01/2015 @	226,988
	The Hartford Financial Services Group, Inc.:
3,000,000	4.000%, 03/30/2015	3,146,304
3,000,000	5.500%, 10/15/2016	3,248,562
	UBS AG: f
1,000,000	2.250%, 08/12/2013	1,003,074
5,250,000	2.250%, 01/28/2014	5,276,859
6,175,000	UFJ Finance Aruba A.E.C.,
	6.750%, 07/15/2013 f	6,511,624
3,150,000	Union Bank NA,
	2.125%, 06/16/2017	3,150,576
750,000	UnitedHealth Group, Inc.,
	4.750%, 02/10/2014	795,114
7,865,000	WEA Finance LLC,
	7.500%, 06/02/2014 (Acquired 12/14/2011 through 06/26/2012, Cost $8,562,239) *	8,581,399
5,250,000	Wells Fargo Bank NA,
	4.750%, 02/09/2015	5,626,394
720,000	Westpac Banking Corporation,
	3.000%, 08/04/2015 f	745,804
6,100,000	Willis North America, Inc.,
	5.625%, 07/15/2015	6,618,311
		410,560,114
Residential Mortgage-Backed Securities - 1.3%

U.S. Government Agency Issues - 0.3%
	Federal Home Loan Mortgage Corporation (FHLMC):
831,550	Series 3124, Class VP, 6.000%, 06/15/2014	847,860
381,143	Series 2857, Class VA, 5.000%, 09/15/2015	381,746
166,190	Series 2910, Class BD, 4.500%, 11/15/2018	169,167
18,576	Series 5, Class B, 1.013%, 05/15/2019	18,712
18,952	Series 2970, Class DA, 5.500%, 01/15/2023	19,014
	Federal National Mortgage Association (FNMA):
116,468	5.500%, 07/01/2015	126,613
1,474,919	Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	1,513,646
701,685	Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	727,863
		3,804,621
Non-U.S. Government Agency Issues - 1.0%
2,259,883	Banc of America Mortgage Securities Inc,
	Series 2003-10, Class 3A1, 5.000%, 01/25/2019	2,361,264
	Bank of America Alternative Loan Trust:
329,811	Series 2003-4, Class 2A1, 5.000%, 06/25/2018	341,628
1,388,621	Series 2004-2, Class 5A1, 5.500%, 03/25/2019	1,432,733
	Countrywide Alternative Loan Trust:
593,575	Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	521,163
230,739	Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	176,467
1,567,757	Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	963,647
27,885	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-11, Class 5A1, 5.250%, 12/25/2020	27,967
4,506,659	HSI Asset Securitization Corp Trust,
	Series 2005-NC1, 0.605%, 07/25/2035	4,444,571
149,200	J.P. Morgan Alternative Loan Trust,
	Series 2006-S2, Class A2, 5.810%, 05/25/2036	148,153
162,904	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	164,364
	Washington Mutual, Inc. Pass-Through Certificates:
258,081	Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	265,628
236,176	Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	246,175
		11,093,760
Asset Backed Securities - 2.5%
22,457	Bombardier Capital Mortgage Securitization,
	Series 1998-A, Class A3, 6.230%, 04/15/2028	22,229
1,239,130	Citigroup Mortgage Loan Trust Inc.,
	Series 2006-WFH3, Class A3, 0.396%, 10/25/2036	1,171,411
	Countrywide Asset-Backed Certificates:
570,653	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	542,121
2,291,013	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 §	1,494,886
1,500,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	840,492
361,033	Credit Based Asset Servicing and Securitization LLC,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	325,733
	Green Tree Financial Corporation:
43,737	Series 1996-3, Class A5, 7.350%, 05/15/2027	45,398
34,320	Series 1998-2, Class A5, 6.240%, 12/01/2028	35,497
768,523	Series 1997-5, Class A6, 6.820%, 05/15/2029	804,972
412,941	Series 1998-3, Class A5, 6.220%, 03/01/2030	450,931
2,000,000	Renaissance Home Equity Loan Trust,
	Series 2007-2, Class AF2, 5.675%, 06/25/2037	811,238
	Residential Asset Mortgage Products, Inc.:
1,237,361	Series 2003-RS11, Class AI7, 4.828%, 12/25/2033	1,223,054
111,431	Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	109,517
	Soundview Home Equity Loan Trust:
836,936	Series 2005-OPT2, Class A5, 0.616%, 08/25/2035	830,793
3,244,289	Series 2005-OPT4, Class 2A3, 0.505%, 12/25/2035	2,954,382
8,494,721	Specialty Underwriting & Residential Finance,
	Series 2006-BC1, Class A2C, 0.439%, 12/25/2036	8,202,104
4,622,555	Springleaf Mortgage Loan Trust,
	Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012, Cost $4,622,502) *	4,619,606
3,251,167	Wells Fargo Home Equity Trust,
	Series 2005-2, Class AI1B, 0.536%, 08/25/2035	3,228,188
		27,712,552
Commercial Mortgage-Backed Securities - 5.2%
10,000,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	11,018,010
5,808,250	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, Class A4, 5.100%, 08/15/2038	6,404,089
	GE Capital Commercial Mortgage Corporation:
64,431	Series 2004-C3, Class A3, 4.865%, 07/10/2039	64,836
7,180,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	7,650,154
11,161,414	J.P. Morgan Chase Commercial Mortgage Securities Corp.,
	Series 2003-CB7, Class A4, 4.879%, 01/12/2038	11,575,302
8,774,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	9,623,551
2,863,090	RBSCF Trust,
	Series 2010-MB1, Class A1, 2.367%, 04/15/2024 (Acquired 04/09/2010, Cost $2,863,029) *	2,915,424
7,506,485	Wachovia Bank Commercial Mortgage Trust,
	Series 2003-C3, Class A2, 4.867%, 02/15/2035	7,603,363
		56,854,729
	Total Long-Term Investments (Cost $1,073,161,563)	1,078,731,988

Shares
SHORT-TERM INVESTMENTS - 1.9%

Money Market Mutual Fund - 1.9%
20,518,668	Short-Term Investments Trust - Liquid Assets Portfolio, 0.16% «	20,518,668
	Total Short-Term Investments (Cost $20,518,668)	20,518,668

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 11.4%
	Commercial Paper - 0.0%
$817,950	Atlantic East Funding LLC, 0.595%, 03/25/2013 † **	539,642
	Total Commercial Paper (Cost $817,950)	539,642
Shares
	Investment Companies - 11.4%
125,762,756	Mount Vernon Securities Lending Trust Prime Portfolio, 0.31% «	125,762,756
	Total Investment Companies (Cost $125,762,756)	125,762,756

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $126,580,706)	126,302,398
	Total Investments (Cost $1,220,260,937) - 111.1%	1,225,553,054

	Asset Relating to Securities Lending Investments - 0.0%
	Support Agreement ** ^ α †	278,308
	Total (Cost $0)	278,308
	Liabilities in Excess of Other Assets - (11.1)%	(122,554,101)
	TOTAL NET ASSETS - 100.0%	$1,103,277,261

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Obligations	$-	$92,559,013	$-	$92,559,013
Municipal Bonds	-	25,336,984	-	25,336,984
Other Government Related Securities	-	17,002,883	-	17,002,883
Corporate Debt Securities	-	844,367,446	-	844,367,446
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	3,804,621	-	3,804,621
Residential Mortgage-Backed Securities - Non - U.S. Government Agency Issues		11,093,760	-	11,093,760
Asset Backed Securities	-	27,712,552	-	27,712,552
Commercial Mortgage Backed Securities	-	56,854,729	-	56,854,729
Total Fixed Income	-	1,078,731,988	-	1,078,731,988

Short-Term Investments
Money Market Mutual Fund	20,518,668	-	-	20,518,668
Total Short-Term Investments	20,518,668	-	-	20,518,668

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	539,642	-	539,642
Money Market Mutual Fund	125,762,756	-	-	125,762,756
Total Investments Purchased with
Cash Proceeds from Securities Lending	125,762,756	539,642	-	126,302,398

Total Investments	$146,281,424	$1,079,271,630	$-	$1,225,553,054

Asset Relating to Securities Lending Investments	$-	$278,308	$-	$278,308

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 97.2%

U.S. Treasury Securities - 24.1%
	U.S. Treasury Bonds:
$17,850,000	2.375%, 03/31/2016	$19,056,267
72,100,000	2.375%, 07/31/2017 @	77,856,753
30,400,000	3.875%, 05/15/2018 @	35,589,371
12,375,000	9.125%, 05/15/2018 @	18,206,719
5,000,000	2.625%, 08/15/2020 @	5,502,735
10,000,000	7.875%, 02/15/2021	15,296,880
10,000,000	6.250%, 08/15/2023 @	14,525,000
		186,033,725
U.S. Government Agency Securities - 5.7%
7,000,000	Federal Farm Credit Bank,
	3.000%, 09/22/2014	7,406,028
	Federal Home Loan Mortgage Corporation (FHLMC):
5,050,000	1.250%, 05/12/2017	5,116,741
8,900,000	1.000%, 06/29/2017	8,921,654
5,500,000	1.000%, 07/28/2017	5,497,145
	Federal National Mortgage Association (FNMA):
3,325,000	2.375%, 04/11/2016	3,531,805
6,700,000	1.375%, 11/15/2016 @	6,857,483
7,000,000	1.250%, 01/30/2017 @	7,110,341
		44,441,197
Taxable Municipal Bonds - 4.3%
	Alaska Municipal Bond Bank Authority:
1,000,000	4.309%, 08/01/2018	1,118,850
1,340,000	4.459%, 08/01/2019	1,505,986
3,375,000	California Qualified School Construction Bonds,
	5.955%, 03/01/2019	3,797,719
2,500,000	California School Finance Authority,
	4.426%, 07/01/2020	2,756,550
	California State:
900,000	5.450%, 04/01/2015	995,535
500,000	5.500%, 03/01/2016	564,585
2,000,000	Central Valley Support Joint Power Agency,
	5.326%, 09/01/2022	2,189,440
2,500,000	Contra Costa County California Pension Obligation,
	5.140%, 06/01/2017	2,785,675
1,465,000	Dallas Independent School District,
	4.950%, 02/15/2022 (Callable 02/15/2021)	1,731,308
1,000,000	Davie Florida Water & Sewer Revenue,
	6.062%, 10/01/2025 (Callable 10/01/2020)	1,124,510
3,000,000	Government Development Bank for Puerto Rico,
	4.704%, 05/01/2016	3,116,070
5,000,000	Illinois State,
	3.636%, 02/01/2014	5,125,950
2,500,000	Michigan State Housing Development Authority,
	4.625%, 12/01/2015	2,601,725
2,100,000	North East Independent School District Texas,
	5.240%, 08/01/2027	2,442,405
1,185,000	Tobacco Settlement Authority Iowa,
	6.500%, 06/01/2023 (Callable 06/01/2015)	1,140,230
		32,996,538
Other Government Related Securities - 1.9%
3,000,000	KFW,
	4.875%, 06/17/2019 f	3,608,469
2,000,000	Korea Development Bank,
	3.875%, 05/04/2017 f	2,126,318
300,000	Korea Electric Power Corporation,
	6.750%, 08/01/2027 f	371,093
1,000,000	Korea Hydro & Nuclear Power Co., Ltd.,
	6.250%, 06/17/2014 (Acquired 06/10/2009, Cost $989,350) * f	1,075,622
350,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	361,095
2,500,000	Petrobras International Finance Company,
	3.875%, 01/27/2016 f	2,581,100
2,650,000	United Mexican States,
	5.125%, 01/15/2020 f @	3,107,125
1,495,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	1,536,550
		14,767,372
Corporate Bonds - 51.2%

Industrials - 15.9%
	Ameritech Capital Funding Debentures:
704,100	9.100%, 06/01/2016	825,726
2,508,000	6.450%, 01/15/2018	2,882,191
	Anadarko Petroleum Corporation:
2,000,000	6.375%, 09/15/2017	2,323,268
1,000,000	6.950%, 06/15/2019	1,225,547
2,000,000	Aristotle Holding, Inc.,
	2.650%, 02/15/2017 (Acquired 02/06/2012, Cost $1,980,500) *	2,034,738
	BP Capital Markets PLC: f
2,500,000	4.750%, 03/10/2019	2,829,228
1,000,000	3.245%, 05/06/2022	1,035,390
2,000,000	British Telecommunications PLC,
	5.950%, 01/15/2018 f	2,342,776
	Bunge Limited Finance Corporation:
1,925,000	5.350%, 04/15/2014	2,031,260
1,085,000	5.100%, 07/15/2015	1,159,428
1,300,000	3.200%, 06/15/2017	1,302,879
1,250,000	Clear Channel Communications,
	5.500%, 12/15/2016 @	621,875
550,000	Comcast Cable Holdings, LLC,
	7.875%, 08/01/2013	587,232
525,000	Comcast Corporation,
	6.500%, 01/15/2017	624,998
75,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	75,193
4,136,000	Computer Sciences Corporation,
	5.500%, 03/15/2013 @	4,239,400
3,650,000	ConAgra Foods, Inc.,
	5.875%, 04/15/2014	3,941,361
	Deutsche Telekom International Finance B.V.: f
2,200,000	3.125%, 04/11/2016 (Acquired 04/04/2011, Cost $2,197,778) *	2,275,471
1,300,000	6.000%, 07/08/2019 @	1,534,949
	Donnelley (R.R.) & Sons Co.:
1,000,000	8.600%, 08/15/2016	1,060,000
875,000	6.125%, 01/15/2017 @	826,875
1,000,000	7.625%, 06/15/2020	935,000
1,000,000	D.R. Horton, Inc.,
	6.500%, 04/15/2016	1,082,500
453,415	Federal Express Corporation 1995 Pass-Through Certificates,
	Series B2, 7.110%, 01/02/2014	476,086
2,250,000	FedEx Corporation,
	7.375%, 01/15/2014	2,463,091
2,000,000	Freeport-McMoRan Copper & Gold Inc.,
	2.150%, 03/01/2017	1,971,894
2,000,000	Georgia-Pacific LLC,
	8.250%, 05/01/2016 (Acquired 10/13/2011, Cost $2,152,595) *	2,203,146
3,456,000	Glencore Funding LLC,
	6.000%, 04/15/2014 (Acquired 03/31/2004 through 02/02/2010, Cost $3,469,207) *	3,633,020
1,460,000	GTE Corporation,
	6.840%, 04/15/2018	1,788,190
1,375,000	Hanson Australia Funding,
	5.250%, 03/15/2013 f	1,405,937
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	692,250
3,500,000	Hewlett-Packard Co.,
	3.300%, 12/09/2016	3,658,382
795,000	Highmark Inc. Notes,
	6.800%, 08/15/2013 (Acquired 08/14/2003 through 05/23/2012, Cost $809,947) *	829,377
250,000	Historic Time Warner Inc.,
	6.875%, 06/15/2018	308,028
2,800,000	Hutchison Whampoa International Ltd.,
	7.625%, 04/09/2019 (Acquired 10/16/2009 through 09/19/2011, Cost $3,138,591) * f	3,459,408
1,000,000	Ingersoll-Rand Company Debentures,
	6.391%, 11/15/2027 f	1,199,352
1,625,000	Johnson Controls Inc.,
	5.500%, 01/15/2016 @	1,826,588
2,000,000	Kraft Foods Group Inc,
	3.500%, 06/06/2022 (Acquired 05/30/2012, Cost $1,982,000) *	2,052,324
1,675,000	Laboratory Corporation of America Holdings,
	5.500%, 02/01/2013	1,715,778
	Lafarge SA: f
1,000,000	6.200%, 07/09/2015 (Acquired 07/06/2010, Cost $999,140) *	1,065,570
625,000	6.500%, 07/15/2016	675,000
180,000	Limited Brands, Inc.,
	5.250%, 11/01/2014	189,000
75,000	Martin Marietta Materials, Inc.,
	6.600%, 04/15/2018	82,715
1,625,000	Masco Corporation,
	6.125%, 10/03/2016 @	1,734,200
215,000	Medco Health Solutions, Inc.,
	2.750%, 09/15/2015	221,080
825,000	Nabors Industries, Inc.,
	6.150%, 02/15/2018	946,735
2,291,000	Nextel Communications Senior Notes, Series E,
	6.875%, 10/31/2013	2,299,591
700,000	PCCW-HKT Capital II Ltd.,
	6.000%, 07/15/2013 (Acquired 07/10/2003, Cost $696,731) * f	726,422
925,000	Pearson Dollar Finance PLC,
	5.700%, 06/01/2014 (Acquired 09/28/2005 through 12/14/2007, Cost $925,954) * f	991,071
2,045,000	Plum Creek Timberlands, L.P.,
	5.875%, 11/15/2015	2,265,825
3,000,000	POSCO,
	5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,978,212) * f @	3,285,939
450,000	Rio Tinto Alcan, Inc.,
	5.000%, 06/01/2015 f	495,908
	Rio Tinto Financial USA Ltd.: f
1,800,000	6.500%, 07/15/2018	2,218,565
1,000,000	9.000%, 05/01/2019	1,367,275
500,000	3.500%, 11/02/2020	531,935
500,000	Sprint Nextel Corporation,
	6.000%, 12/01/2016 @	478,750
1,175,000	Sunoco, Inc. Senior Unsecured Notes,
	5.750%, 01/15/2017	1,248,326
3,498,000	TCI Communications, Inc.,
	8.750%, 08/01/2015	4,267,955
	Teck Resources Limited: f
1,045,000	10.250%, 05/15/2016	1,166,481
1,000,000	3.150%, 01/15/2017	1,031,514
	Telecom Italia Capital, SA: f
1,360,000	4.950%, 09/30/2014	1,349,800
2,225,000	5.250%, 10/01/2015	2,202,750
	Telefonica Emisiones S.A.U.: f
2,725,000	6.421%, 06/20/2016 f	2,614,921
1,000,000	6.221%, 07/03/2017 f	938,793
1,000,000	Time Warner Cable, Inc.,
	5.850%, 05/01/2017	1,175,056
	Time Warner, Inc.:
1,000,000	4.700%, 01/15/2021	1,114,326
2,000,000	4.750%, 03/29/2021	2,237,712
2,375,000	Toyota Motor Credit Corporation,
	2.050%, 01/12/2017 @	2,427,575
500,000	Tyco Electronics Group S.A.,
	6.550%, 10/01/2017 f	596,906
650,000	Tyco International Finance S.A.,
	6.000%, 11/15/2013 f	698,402
	United AirLines, Inc. Pass-Through Certificates:
139,615	Series 1991-A, Class A-2, 10.020%, 03/22/2014	72,949
48,704	Series 2000-2, Class C, 7.762%, 04/29/2049 § † **	1,461
	Vale Overseas Limited: f
1,500,000	6.250%, 01/23/2017	1,705,940
2,425,000	4.375%, 01/11/2022	2,469,433
	Verizon Communications, Inc.:
1,000,000	5.550%, 02/15/2016	1,147,871
375,000	5.500%, 04/01/2017	439,215
500,000	Viacom Inc.,
	6.250%, 04/30/2016	582,944
	Vulcan Materials Co.:
69,000	5.600%, 11/30/2012	69,518
2,000,000	7.000%, 06/15/2018	2,130,000
125,000	Waste Management, Inc.,
	5.000%, 03/15/2014	133,016
3,000,000	Xerox Corporation,
	8.250%, 05/15/2014	3,345,087
611,000	Xstrata Canada Corp.,
	6.000%, 10/15/2015 f	673,330
		122,896,998
Utility - 8.5%
3,000,000	Ameren Corporation,
	8.875%, 05/15/2014	3,341,667
2,065,000	Baltimore Gas & Electric Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	2,174,592
1,150,000	Centrais Eletricas Brasileiras SA,
	5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,152,347) * f @	1,256,950
660,000	DCP Midstream, LLC,
	9.700%, 12/01/2013 (Acquired 04/03/2012, Cost $729,673) *	725,531
	Dominion Resources, Inc.:
1,000,000	Series C, 5.150%, 07/15/2015	1,113,812
800,000	6.000%, 11/30/2017 @	956,248
1,411,000	DTE Energy Company,
	7.625%, 05/15/2014	1,574,099
3,000,000	El Paso Pipeline Partners Operating Co LLC,
	4.100%, 11/15/2015	3,138,531
2,000,000	Enel Finance International,
	5.700%, 01/15/2013 (Acquired 03/31/2010, Cost $2,033,218) * f	2,027,492
	Energy Transfer Partners:
1,336,000	5.950%, 02/01/2015	1,455,200
778,000	9.700%, 03/15/2019	997,569
3,824,000	Enterprise Products Operating LLC,
	9.750%, 01/31/2014	4,314,283
1,000,000	Exelon Corporation,
	4.900%, 06/15/2015	1,086,881
2,585,000	Exelon Generation Company, LLC,
	5.350%, 01/15/2014	2,738,148
2,500,000	Kinder Morgan Finance,
	5.700%, 01/05/2016 f @	2,631,250
99,146	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004, Cost $99,146) *	100,229
3,800,000	National Grid PLC,
	6.300%, 08/01/2016 f	4,384,212
2,000,000	National Rural Utilities Corporation,
	10.375%, 11/01/2018	2,897,970
2,000,000	Nisource Finance Corp.,
	4.450%, 12/01/2021	2,098,166
4,000,000	NuStar Logistics, L.P.,
	6.875%, 07/15/2012	4,004,544
1,775,000	PPL Energy Supply, LLC,
	Series A, 5.700%, 10/15/2015	1,926,120
	PSE&G Power LLC:
1,000,000	5.000%, 04/01/2014	1,062,216
144,000	5.320%, 09/15/2016	162,389
220,000	5.125%, 04/15/2020	243,989
1,575,000	Public Service Company of New Mexico,
	7.950%, 05/15/2018	1,886,064
626,033	RGS (I&M) Funding Corporation Debentures,
	9.820%, 12/07/2022	782,334
	Rockies Express Pipeline LLC:
3,000,000	3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $3,000,321) *	2,887,500
1,000,000	5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) * @	910,000
2,000,000	Sempra Energy,
	2.000%, 03/15/2014	2,031,272
	Spectra Energy Capital LLC:
1,500,000	5.500%, 03/01/2014	1,577,085
2,700,000	5.668%, 08/15/2014	2,921,422
2,500,000	Trans-Allegheny Interstate Line Company,
	4.000%, 01/15/2015 (Acquired 01/19/2010, Cost $2,490,650) *	2,625,545
575,000	Vectren Utility Holdings, Inc.,
	5.250%, 08/01/2013	600,576
2,000,000	West Penn Power Company,
	5.875%, 08/15/2016 (Acquired 10/25/2010, Cost $2,212,843) *	2,268,714
1,000,000	Williams Partners L.P.,
	5.250%, 03/15/2020	1,123,556
		66,026,156
Finance - 26.8%
1,725,000	AEGON N.V.,
	4.750%, 06/01/2013 f	1,776,464
200,000	Ally Financial Inc.,
	6.750%, 12/01/2014 @	210,986
3,257,000	American Express Credit Corporation,
	Series C, 7.300%, 08/20/2013	3,482,254
3,000,000	American International Group, Inc.,
	4.875%, 06/01/2022 @	3,069,666
630,000	AmSouth Bancorp,
	6.750%, 11/01/2025	599,854
2,239,000	ANZ National (Int'l) LTD,
	3.125%, 08/10/2015 (Acquired 02/28/2012, Cost $2,279,172) * f	2,298,831
425,000	AON Corporation,
	3.500%, 09/30/2015	444,136
2,000,000	ASIF Global Financing XIX,
	4.900%, 01/17/2013 (Acquired 05/02/2012, Cost $2,040,771) *	2,018,312
1,000,000	Associates Corporation of North America,
	6.950%, 11/01/2018	1,127,510
1,700,000	Australia and New Zealand Banking Group Limited,
	3.250%, 03/01/2016 (Acquired 02/22/2011, Cost $1,693,081) * f	1,762,881
600,000	Banco Santander-Chile,
	7.375%, 07/18/2012 f	600,944
2,695,000	BankAmerica Institutional,
	8.070%, 12/31/2026 (Acquired 01/04/2006 through 11/06/2007, Cost $2,744,005) *	2,753,616
835,000	Bank of America Corporation Subordinated Notes,
	10.200%, 07/15/2015	945,206
2,500,000	Banponce Trust I,
	Series A, 8.327%, 02/01/2027	1,808,225
2,390,000	Barclays Bank PLC,
	5.000%, 09/22/2016 f @	2,595,444
2,322,000	BB&T Corporation,
	6.850%, 04/30/2019 @	2,928,314
3,800,000	Berkshire Hathaway Finance Corporation,
	1.600%, 05/15/2017 @	3,826,459
	Capital One Financial Corporation:
1,000,000	7.375%, 05/23/2014	1,098,516
2,000,000	3.150%, 07/15/2016 @	2,071,200
1,000,000	CDP Financial Inc.,
	4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,130,319
3,500,000	Cie de Financement Foncier,
	2.250%, 03/07/2014 (Acquired 07/26/2011, Cost $3,524,338) * f	3,521,350
	CIT Group, Inc.:
48,000	7.000%, 05/02/2016 (Acquired 01/23/2009 through 01/28/2009, Cost $48,176) *	48,120
26,106	7.000%, 05/02/2017 (Acquired 01/23/2009 through 01/28/2009, Cost $26,136) *	26,155
	Citigroup, Inc.:
200,000	5.500%, 10/15/2014	211,754
2,100,000	6.010%, 01/15/2015	2,256,288
1,800,000	4.450%, 01/10/2017	1,886,838
2,000,000	CNA Financial Corporation,
	6.500%, 08/15/2016	2,250,546
4,000,000	Commonwealth Bank of Australia,
	5.000%, 10/15/2019 (Acquired 03/02/2012, Cost $4,324,519) * f @	4,394,516
1,900,000	Countrywide Financial Corporation,
	6.250%, 05/15/2016	1,977,516
2,425,000	Credit Suisse New York,
	5.300%, 08/13/2019 f @	2,728,249
3,850,000	Deutsche Bank Aktiengesellschaft,
	3.250%, 01/11/2016 f	3,962,212
2,577,000	Dresdner Bank AG,
	7.250%, 09/15/2015 f	2,612,078
1,495,000	Fifth Third Bancorp,
	6.250%, 05/01/2013	1,557,089
1,800,000	Fifth Third Bank,
	4.750%, 02/01/2015	1,914,892
327,948	First National Bank of Chicago Pass-Through Certificates,
	Series 1993-A, 8.080%, 01/05/2018	368,168
1,546,000	FMR LLC,
	4.750%, 03/01/2013 (Acquired 02/26/2003 through 12/01/2009, Cost $1,550,303) *	1,581,368
	General Electric Capital Corporation:
2,000,000	5.625%, 09/15/2017	2,295,148
1,600,000	6.000%, 08/07/2019	1,872,122
2,300,000	5.500%, 01/08/2020	2,632,437
1,150,000	Genworth Financial, Inc.,
	5.750%, 06/15/2014 @	1,168,623
2,620,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 03/22/2011 through 03/22/2011, Cost $2,689,493) *	2,664,095
	GMAC Inc.:
80,000	7.500%, 12/31/2013	84,800
96,000	8.000%, 12/31/2018	106,320
1,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) *	1,791,000
1,758,000	HSBC Finance Corporation,
	6.676%, 01/15/2021	1,903,411
1,000,000	HSBC Holdings PLC,
	5.250%, 12/12/2012 f	1,018,027
1,000,000	HSBC USA Inc.,
	2.375%, 02/13/2015	1,011,398
2,000,000	Humana Inc.,
	7.200%, 06/15/2018	2,403,380
	ING Bank N.V.: f
2,000,000	2.000%, 10/18/2013 (Acquired 10/28/2010, Cost $2,000,991) *	1,985,924
1,000,000	3.000%, 09/01/2015 (Acquired 08/17/2010, Cost $997,320) *	987,982
1,567,000	Invesco Ltd.,
	5.375%, 02/27/2013 f	1,607,943
2,075,000	Irish Life & Permanent Group Holdings PLC,
	3.600%, 01/14/2013 (Acquired 01/07/2010, Cost $2,073,879) * f	2,010,870
	Istar Financial, Inc.:
1,050,000	5.950%, 10/15/2013	1,014,563
75,000	5.850%, 03/15/2017	66,187
2,000,000	Jefferies Group, Inc.,
	6.875%, 04/15/2021	2,011,214
	J.P. Morgan Chase & Co.:
1,725,000	3.450%, 03/01/2016	1,787,930
3,000,000	4.500%, 01/24/2022 @	3,231,654
	Key Bank NA:
2,000,000	5.800%, 07/01/2014	2,143,972
2,000,000	7.413%, 05/06/2015	2,246,510
2,600,000	Kookmin Bank,
	7.250%, 05/14/2014 (Acquired 06/12/2009, Cost $2,618,484) * f	2,847,047
	Liberty Mutual Group Inc.:
1,550,000	7.250%, 09/01/2012 (Acquired 08/03/2004 through 08/24/2011, Cost $1,557,557) *	1,563,767
1,000,000	5.750%, 03/15/2014 (Acquired 09/03/2009 through 10/15/2010, Cost $988,036) *	1,055,842
2,900,000	Lloyds TSB Bank PLC,
	5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,905,997) * f	3,100,132
	M&I Marshall & Ilsley Bank:
1,925,000	4.850%, 06/16/2015	2,052,510
1,000,000	5.000%, 01/17/2017	1,077,969
1,650,000	Manulife Financial Corp.,
	4.900%, 09/17/2020 f	1,732,830
	Marsh & McLennan Companies, Inc.:
3,000,000	4.850%, 02/15/2013	3,064,149
1,197,000	5.750%, 09/15/2015 @	1,327,582
3,800,000	MassMutual Global Funding II,
	2.000%, 04/05/2017 (Acquired 03/29/2012, Cost $3,783,470) *	3,822,135
500,000	MBIA Insurance Corp.,
	14.000%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) * @	270,000
	Merrill Lynch & Company:
1,000,000	5.700%, 05/02/2017	1,029,128
1,000,000	6.875%, 04/25/2018	1,118,936
3,000,000	MetLife Institutional Funding II,
	1.368%, 04/04/2014 (Acquired 03/29/2011, Cost $3,000,000) *	3,014,547
1,735,000	Monumental Global Funding III,
	5.250%, 01/15/2014 (Acquired 04/05/2011 through 12/05/2011, Cost $1,804,209) *	1,840,616
	Morgan Stanley:
100,000	4.750%, 04/01/2014 @	100,880
1,400,000	6.625%, 04/01/2018	1,463,795
2,400,000	Morgan Stanley Dean Witter & Co.,
	6.750%, 10/15/2013	2,493,535
1,725,000	National Australia Bank Ltd,
	3.000%, 07/27/2016 (Acquired 07/20/2011, Cost $1,720,239) * f	1,767,432
2,320,000	Navigators Group Inc. Senior Unsecured Notes,
	7.000%, 05/01/2016	2,437,357
1,260,000	NB Capital Trust IV,
	8.250%, 04/15/2027	1,288,224
2,500,000	Nomura Holdings Inc.,
	5.000%, 03/04/2015 f	2,595,508
1,000,000	North Fork Capital Trust II,
	8.000%, 12/15/2027	1,007,500
1,085,000	Principal Life Income Funding Trusts,
	5.550%, 04/27/2015	1,197,460
	Protective Life Secured Trust:
3,091,000	5.450%, 09/28/2012	3,125,805
1,225,000	4.300%, 06/01/2013	1,260,106
3,125,000	Prudential Financial Inc.,
	5.150%, 01/15/2013	3,197,562
2,000,000	Rabobank Nederland Global Senior Unsecured Notes,
	4.200%, 05/13/2014 (Acquired 05/06/2009, Cost $1,996,340) * f	2,089,600
1,650,000	Regions Bank,
	7.500%, 05/15/2018 @	1,856,250
1,300,000	Schwab Capital Trust I,
	7.500%, 11/15/2037	1,338,415
	SLM Corporation:
3,000,000	5.000%, 10/01/2013	3,090,000
250,000	5.375%, 05/15/2014	258,741
2,880,000	Sovereign Bank,
	8.750%, 05/30/2018	3,122,358
2,000,000	St. Paul Travelers, Inc.,
	6.250%, 06/20/2016	2,353,548
2,200,000	SunTrust Banks, Inc.,
	3.600%, 04/15/2016	2,284,421
2,800,000	Susa Partnership LP,
	8.200%, 06/01/2017	3,365,804
1,500,000	Svenska Handelsbanken AB,
	2.875%, 04/04/2017 f	1,520,596
1,000,000	Symetra Financial Corporation,
	6.125%, 04/01/2016 (Acquired 08/12/2011, Cost $1,063,262) *	1,022,420
3,800,000	Talent Yield Investments Ltd,
	4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * f	3,887,575
	The Bear Stearns Companies LLC:
1,150,000	6.400%, 10/02/2017	1,326,159
600,000	7.250%, 02/01/2018	717,317
	The Goldman Sachs Group, Inc.:
2,125,000	5.150%, 01/15/2014	2,208,360
2,700,000	6.150%, 04/01/2018	2,927,016
1,000,000	The Hartford Financial Services Group, Inc.,
	4.000%, 03/30/2015	1,048,768
3,100,000	The Royal Bank of Scotland Group PLC,
	5.625%, 08/24/2020 f	3,289,680
850,000	UFJ Finance Aruba A.E.C.,
	6.750%, 07/15/2013 f	896,337
	Union Bank NA:
665,000	2.125%, 12/16/2013	675,085
1,800,000	2.125%, 06/16/2017	1,800,330
650,000	Unionbancal Corporation,
	5.250%, 12/16/2013	683,168
389,000	Wachovia Bank, NA,
	6.000%, 11/15/2017	453,270
500,000	WEA Finance LLC,
	7.500%, 06/02/2014 (Acquired 04/05/2012, Cost $546,255) *	545,543
1,015,000	Wells Fargo Bank NA,
	4.750%, 02/09/2015	1,087,769
3,000,000	Westpac Banking Corporation,
	3.000%, 08/04/2015 f	3,107,517
3,000,000	Willis Group Holdings Limited,
	5.750%, 03/15/2021 f	3,269,400
		206,969,587
Residential Mortgage-Backed Securities - 2.8%

U.S. Government Agency Issues - 0.7%
	Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Through Certificates:
332,929	6.000%, 06/01/2021	365,788
19,691	6.000%, 07/01/2028	22,078
	Federal Home Loan Mortgage Corporation (FHLMC):
1,138,916	Series R003, Class VA, 5.500%, 08/15/2016	1,165,164
661,065	Series 3122, Class VA, 6.000%, 01/15/2017	664,204
1,082,023	Series R010, Class VA, 5.500%, 04/15/2017	1,126,022
275,961	Series R009, Class AJ, 5.750%, 12/15/2018	278,894
2,811	Series 74, Class F, 6.000%, 10/15/2020	3,064
20,053	Series 1395, Class G, 6.000%, 10/15/2022	22,322
146,878	Series 2970, Class DA, 5.500%, 01/15/2023	147,359
	Federal National Mortgage Association (FNMA):
12,329	Series 1989-2, Class D, 8.800%, 01/25/2019	14,006
1,026	Series G-29, Class O, 8.500%, 09/25/2021	1,168
66,346	Series 1991-137, Class H, 7.000%, 10/25/2021	75,143
55,064	Series 1992-136, Class PK, 6.000%, 08/25/2022	60,748
36,291	Series 1993-32, Class H, 6.000%, 03/25/2023	39,658
10,437	Series 2004-90, Class YB, 4.000%, 07/25/2032	10,502
1,241,443	Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	1,287,757
200,406	Government National Mortgage Association (GNMA),
	Series 1999-4, Class ZB, 6.000%, 02/20/2029	228,389
		5,512,266
Non-U.S. Government Agency Issues - 2.1%
	Bank of America Alternative Loan Trust:
217,794	Series 2003-11, Class 4A1, 4.750%, 01/25/2019	222,263
688,004	Series 2004-2, Class 5A1, 5.500%, 03/25/2019	709,860
797,525	Series 2004-11, Class 4A1, 5.500%, 12/25/2019	831,035
36,992	Series 2005-6, Class 7A1, 5.500%, 07/25/2020	36,870
471,397	Series 2006-2, Class 7A1, 6.000%, 03/25/2021	462,086
624,268	Series 2006-3, Class 6A1, 6.000%, 04/25/2036	618,294
747,598	Series 2006-4, Class 3CB4, 6.000%, 05/25/2046	580,493
469,199	Bank of America Funding Corporation,
	Series 2003-3, Class 1A41, 5.500%, 10/25/2033	478,572
587,839	Citicorp Mortgage Securities, Inc.,
	Series 2004-5, Class 1A25, 5.500%, 10/25/2014	592,557
	Countrywide Alternative Loan Trust:
109,532	Series 2005-5R, Class A2, 4.750%, 12/25/2018	110,102
682,611	Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	599,337
584,562	Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $568,766) * §	544,333
1,006,418	Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	886,921
72,732	Series 2005-10CB, Class 1A6, 5.500%, 05/25/2035	71,620
102,594	Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035	86,005
	Credit Suisse First Boston Mortgage Securities Corporation:
13,013	Series 2005-11, Class 5A1, 5.250%, 12/25/2020	13,052
70,100	Series 2005-3, Class 3A27, 5.500%, 07/25/2035	72,991
	J.P. Morgan Alternative Loan Trust:
1,772,538	Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	1,673,092
922,052	Series 2006-A1, Class 2A1, 2.789%, 03/25/2036 §	532,209
223,800	Series 2006-S2, Class A2, 5.810%, 05/25/2036	222,229
293,502	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1, 5.000%, 08/25/2021 §	270,503
	Master Alternative Loans Trust:
929,893	Series 2004-1, Class 1A1, 5.000%, 01/25/2019	955,249
219,850	Series 2004-3, Class 1A1, 5.000%, 03/25/2019	228,616
191,222	Series 2005-3, Class 4A1, 5.500%, 03/25/2020	192,412
24,436	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	24,655
87,367	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.000%, 05/25/2019	88,615
177,239	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.000%, 06/25/2033	186,057
23,392	Structured Asset Securities Corporation,
	Series 2005-2XS, Class 1A2A, 4.510%, 02/25/2035	23,423
	Washington Mutual, Inc. Pass-Through Certificates:
1,200,897	Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	1,246,454
1,563,766	Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	1,607,279
523,005	Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	545,684
619,394	Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	637,507
472,352	Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	492,351
		15,842,726
Asset Backed Securities - 1.7%
40,380	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-1, Class A6, 6.510%, 08/25/2027	40,667
3,923	Cityscape Home Equity Loan Trust,
	Series 1997-C, Class A4, 7.000%, 07/25/2028	3,896
	Countrywide Asset-Backed Certificates:
1,150,381	Series 2006-S3, Class A2, 6.085%, 06/25/2021 §	806,331
83,140	Series 2004-12, Class AF6, 4.634%, 03/25/2035	81,332
3,455,758	Series 2005-1, Class AF6, 5.030%, 07/25/2035	3,438,465
1,141,307	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	1,084,241
344,341	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 §	224,682
1,380,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	773,253
	Delta Funding Home Equity Loan Trust:
14,721	Series 1997-2, Class A6, 7.040%, 06/25/2027	15,613
2,369	Series 1999-1, Class A6F, 6.340%, 12/15/2028	2,343
538,268	Series 1999-2, Class A7F, 7.030%, 08/15/2030	523,061
6,239	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.700%, 09/25/2027	6,187
	Green Tree Financial Corporation:
44,970	Series 1993-4, Class A5, 7.050%, 01/15/2019	45,440
534,474	Series 1998-2, Class A5, 6.240%, 12/01/2028	552,795
754,305	Series 1998-3, Class A5, 6.220%, 03/01/2030	823,700
291,045	Series 1998-4, Class A5, 6.180%, 04/01/2030	300,597
15,782	IMC Home Equity Loan Trust,
	Series 1998-1, Class A6, 7.020%, 06/20/2029	15,704
127,950	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.450%, 11/15/2017	118,561
33,973	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	33,389
4,622,555	Springleaf Mortgage Loan Trust,
	Series 2012-1, 2.667%, 09/25/2057 (Acquired 04/11/2012, Cost $4,622,501) *	4,619,606
		13,509,863
Commercial Mortgage-Backed Securities - 5.5%
4,250,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	4,682,654
5,600,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.394%, 07/15/2044	6,231,820
4,000,000	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, Class A4, 5.100%, 08/15/2038	4,410,340
8,000,000	Federal Home Loan Mortgage Corporation (FHLMC) Multifamily Structured Pass Through Certificates,
	Series K708, 2.130%, 01/25/2019	8,159,816
	Federal Home Loan Mortgage Corporation (FHLMC) Pass-Through Certificates:
3,000,000	Series K705, Class A2, 2.303%, 09/25/2018	3,095,877
3,075,000	Series K706, Class A2, 2.323%, 10/25/2018	3,175,264
1,860,236	J.P. Morgan Chase Commercial Mortgage Securities Corp.,
	Series 2003-CB7, Class A4, 4.879%, 01/12/2038	1,929,217
5,000,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	5,484,130
5,000,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C22, Class A4, 5.441%, 12/15/2044	5,549,490
		42,718,608
	Total Long-Term Investments (Cost $721,777,511)	751,715,036

Shares
SHORT-TERM INVESTMENTS - 3.2%
Money Market Mutual Funds - 3.2%
9,815,302	Dreyfus Institutional Cash Advantage Fund, 0.15% «	9,815,302
15,000,000	Short-Term Investments Trust - Liquid Assets Portfolio, 0.16% «	15,000,000
	Total Short-Term Investments (Cost $24,815,302)	24,815,302
Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 14.6%
	Commercial Paper - 0.2%
$2,066,837	Atlantic East Funding LLC, 0.595%, 03/25/2013 † **	1,363,594
	Total Commercial Paper (Cost $2,066,837)	1,363,594
Shares
	Investment Companies - 14.4%
111,372,677	Mount Vernon Securities Lending Trust Prime Portfolio, 0.31% «	111,372,677
	Total Investment Companies (Cost $111,372,677)	111,372,677

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $113,439,514)	112,736,271
	Total Investments (Cost $860,032,327) - 115.0%	889,266,609

	Asset Relating to Securities Lending Investments - 0.1%
	Support Agreement ** ^ α †	703,243
	Total (Cost $0)	703,243
	Liabilities in Excess of Other Assets - (15.1)%	(116,563,079)
	TOTAL NET ASSETS - 100.0%	$773,406,773

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$186,033,725	$-	$186,033,725
U.S. Government Agency Securities	-	44,441,197	-	44,441,197
Taxable Municipal Bonds	-	32,996,538	-	32,996,538
Other Government Related Securities	-	14,767,372	-	14,767,372
Corporate Bonds	-	395,891,280	1,461	395,892,741
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	5,512,266	-	5,512,266
Residential Mortgage-Backed Securities - Non - U.S. Government Agency Issues	-	15,842,726	-	15,842,726
Asset Backed Securities	-	13,509,863	-	13,509,863
Commercial Mortgage Backed Securities	-	42,718,608	-	42,718,608
Total Fixed Income	-	751,713,575	1,461	751,715,036

Short-Term Investments
Money Market Mutual Funds	24,815,302	-	-	24,815,302
Total Short-Term Investments	24,815,302	-	-	24,815,302

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	1,363,594	-	1,363,594
Money Market Mutual Fund	111,372,677	-	-	111,372,677
Total Investments Purchased with
Cash Proceeds from Securities Lending	111,372,677	1,363,594	-	112,736,271

Total Investments	$136,187,979	$753,077,169	$1,461	$889,266,609

Asset Relating to Securities Lending Investments	$-	$703,243	$-	$703,243

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  One security that is priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$1,461
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of June 30, 2012	$1,461

* Transfers between levels are recognized at the end of the reporting period.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Principal Amount		Value
Municipal Bonds - 97.6%

Alabama - 1.9%
$1,000,000	Alabama State Public School & College Authority,
	5.00%, 05/01/2019	$1,216,010
1,000,000	Camden Alabama Industrial Development Board Revenue,
	6.125%, 12/01/2024 (Pre-refunded to 12/01/2013)	1,081,340
1,080,000	Gulf Shores Alabama,
	5.00%, 12/15/2018 (Callable 12/15/2017)	1,211,944
	Montgomery Alabama Special Care Facility Revenue:
1,540,000	5.00%, 11/15/2015 (Pre-refunded to 11/15/2014)	1,703,609
11,385,000	5.00%, 11/15/2021 (Pre-refunded to 11/15/2014)	12,623,005
3,985,000	5.25%, 11/15/2029 (Pre-refunded to 11/15/2014)	4,441,721
		22,277,629
Alaska - 0.1%
1,000,000	Alaska State Housing Finance Corporation,
	5.00%, 06/01/2017 (Callable 06/01/2015)(Insured by NPFGC)	1,086,320

Arizona - 1.3%
2,375,000	Arizona School Facilities Board Revenue,
	5.75%, 07/01/2018 (Pre-refunded to 07/01/2014)	2,625,468
1,000,000	Gila County Arizona Unified School District Bonds,
	5.25%, 07/01/2027 (Callable 07/01/2017)	1,102,070
1,860,000	Maricopa County Arizona University School District No. 48 Scottsdale,
	4.00%, 07/01/2026 (Pre-refunded to 07/01/2016)	2,107,324
1,540,000	Phoenix Arizona Civic Corporation of Wastewater Systems Revenue,
	5.00%, 07/01/2015 (Callable 07/01/2014)(Partially Pre-refunded)(Insured by NPFGC)	1,672,810
	Pima County Arizona Industrial Development Authority:
1,000,000	7.125%, 07/01/2024 (Pre-refunded to 07/01/2014)	1,127,320
2,870,000	7.50%, 07/01/2034 (Pre-refunded to 07/01/2014)	3,131,342
3,475,000	7.50%, 07/01/2034 (Pre-refunded to 07/01/2014)	3,943,117
		15,709,451
California - 5.9%
5,110,000	Bakersfield California Certificates Participation,
	0.00%, 04/15/2021 (ETM) ^	4,202,464
2,465,000	Coalinga California Regional Medical Center,
	5.125%, 03/01/2032 (Pre-refunded to 03/01/2015)	2,713,940
1,310,000	Commerce Community Development Commission,
	0.00%, 08/01/2021 ^	808,925
3,000,000	Contra Costa County California Certificate Participation,
	0.00%, 11/01/2014 (ETM) ^	2,959,230
3,695,000	Golden State Tobacco Securitization Corporation Asset Backed Bonds,
	5.50%, 06/01/2043 (Pre-refunded to 06/01/2013)	3,870,365
	Golden State Tobacco Securitization Corporation Revenue Bonds:
5,915,000	6.25%, 06/01/2033 (Pre-refunded 06/01/2013)	6,232,990
875,000	5.00%, 06/01/2038 (Pre-refunded to 06/01/2013)	912,572
6,950,000	5.625%, 06/01/2038 (Pre-refunded to 06/01/2013)	7,287,701
820,000	Mount Diablo California Hospital District Revenue,
	5.00%, 12/01/2013 (ETM)	849,545
3,725,000	Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
	9.60%, 06/01/2016 (ETM)	4,959,130
1,800,000	Port Oakland California Revenue,
	5.00%, 11/01/2017 (Insured by NPFGC)	2,045,952
	San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue: (ETM) ^
6,865,000	0.00%, 01/01/2020	5,989,850
14,000,000	0.00%, 01/01/2023	10,951,220
17,295,000	San Marcos California Public Facilities Authority Revenue,
	0.00%, 09/01/2019 (ETM) ^	15,192,101
1,130,000	Woodside California Elementary School District Government School Bonds,
	5.00%, 10/01/2023 (Pre-refunded to 10/01/2016)	1,315,071
		70,291,056
Colorado - 5.3%
780,000	Colorado Educational & Cultural Facilities Authority,
	7.625%, 03/15/2032 (Pre-refunded to 03/15/2013)	813,992
8,640,000	Colorado Springs Colorado Utilities Revenue Bonds,
	5.875%, 11/15/2017 (ETM)	9,475,834
1,000,000	Conservatory Metropolitan District Colorado,
	6.75%, 12/01/2034 (Pre-refunded to 12/01/2013)	1,092,490
1,330,000	County of El Paso Colorado Mortgage Revenue Bonds,
	0.00%, 09/01/2015 (ETM) ^	1,298,133
	Dawson Ridge Metropolitan District No. 1 Colorado: (ETM) ^
15,030,000	0.00%, 10/01/2022	11,748,801
12,745,000	0.00%, 10/01/2022	9,962,639
	Denver Colorado Convention Center & Hotel Authority Revenue Bonds:
1,000,000	5.00%, 12/01/2021 (Pre-refunded to 12/01/2013)	1,064,110
2,950,000	5.00%, 12/01/2022 (Pre-refunded to 12/01/2013)	3,139,125
1,500,000	5.00%, 12/01/2023 (Pre-refunded to 12/01/2013)	1,596,165
5,065,000	5.00%, 12/01/2024 (Pre-refunded to 12/01/2013)	5,389,717
7,975,000	Denver Colorado Health & Hospital Authority Healthcare Revenue,
	6.25%, 12/01/2033 (Pre-refunded to 12/01/2014)	9,072,121
6,750,000	Regional Transportation District Colorado Sales Tax Revenue,
	5.00%, 11/01/2036 (Pre-refunded to 11/01/2016)	8,008,942
		62,662,069
Delaware - 0.0%
330,000	Delaware State Economic Development Authority Revenue,
	6.75%, 01/01/2013 (ETM)	340,524

Florida - 11.4%
4,040,000	Bartram Springs Community Development District Special Assessment,
	6.65%, 05/01/2034 (Pre-refunded to 05/01/2013)	4,328,618
1,925,000	Brevard County Florida School Board,
	5.00%, 07/01/2020 (Callable 07/01/2017)(Insured by AMBAC)	2,134,151
	Broward County Florida School Board:
8,300,000	5.25%, 07/01/2022 (Callable 07/01/2021)	9,783,293
4,865,000	5.25%, 07/01/2023 (Callable 07/01/2021)	5,671,812
5,940,000	County of St. Lucie County Florida,
	6.00%, 10/01/2020 (ETM)	7,731,682
1,825,000	Dade County Florida Health Facility Authority Hospital Revenue,
	5.75%, 05/01/2021 (ETM)	2,185,529
3,200,000	Escambia County Florida Housing Finance Authority Multifamily Housing Revenue,
	0.00%, 10/15/2018 (ETM) ^	2,872,000
13,800,000	Florida State Board of Education,
	5.00%, 06/01/2022 (Callable 06/01/2019)	16,595,742
2,500,000	Florida State Department of Management Services,
	5.00%, 08/01/2018	2,926,800
	Florida State Mid-Bay Bridge Authority Revenue: (ETM)
4,675,000	6.875%, 10/01/2022	6,398,766
3,175,000	6.875%, 10/01/2022	4,345,686
1,585,000	Florida State Municipal Power Agency Revenue,
	5.00%, 10/01/2017 (Callable 08/02/2012)(ETM)	1,923,128
1,500,000	Gulf Environmental Services Inc. Florida Revenue Bonds,
	5.00%, 10/01/2018 (ETM)	1,700,685
	Highlands County Florida Health Facilities Revenue:
9,650,000	5.875%, 11/15/2029 (Pre-refunded to 11/15/2013)	10,345,765
5,010,000	5.375%, 11/15/2035 (Pre-refunded to 11/15/2013)	5,337,303
2,000,000	Hillsborough County Florida School Board Master Lease Program,
	5.50%, 07/01/2018 (Insured by NPFGC)	2,389,500
	Hillsborough County Industrial Development Authority:
2,060,000	5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,605,262
1,550,000	8.00%, 08/15/2032 (Pre-refunded to 08/15/2019)	2,202,364
2,000,000	Islands At Doral (SW) Community Development District,
	6.375%, 05/01/2035 (Pre-refunded to 05/01/2013)	2,113,500
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue,
	11.50%, 10/01/2012 (Callable 08/02/2012)(ETM)	308,076
2,145,000	Laguna Lakes Community Development District Special Assessment Revenue Bonds,
	6.40%, 05/01/2033 (Pre-refunded to 05/01/2013)	2,250,320
1,470,000	Miami Beach Florida Resort Tax Revenue,
	6.25%, 10/01/2022 (ETM)	1,911,529
7,100,000	Miami-Dade County Florida,
	4.50%, 10/01/2020	8,168,266
3,000,000	Miami Dade County Florida Entitlement Revenue Bonds,
	5.00%, 08/01/2015 (Insured by NPFGC)	3,314,070
3,000,000	Miami-Dade County Florida School Board,
	5.00%, 05/01/2016 (Insured by NPFGC)	3,345,930
2,420,000	Miami-Dade County Florida Water & Sewer Revenue,
	5.00%, 10/01/2013 (Insured by NPFGC)	2,559,610
4,220,000	Orange County Florida Health Facilities Authority Revenue Bond,
	6.25%, 10/01/2013 (ETM)	4,527,511
990,000	Orlando Florida Utilities Commission Water & Electric Revenue,
	6.75%, 10/01/2017 (ETM)	1,149,459
1,000,000	Palm Beach County Florida Revenue,
	5.00%, 11/01/2018 (Callable 11/01/2017)	1,183,430
2,390,000	Pinellas County Housing Finance Authority,
	4.25%, 03/01/2027 (Callable 09/01/2019)	2,543,820
1,000,000	Sarasota County Florida School Board,
	5.00%, 07/01/2015 (Insured by NPFGC)	1,101,620
5,200,000	Seminole County Florida Water & Sewage Revenue,
	6.00%, 10/01/2019 (ETM)	6,296,628
3,000,000	Sunrise Florida Utility System Revenue,
	5.50%, 10/01/2018 (ETM)	3,551,790
		135,803,645
Georgia - 4.8%
8,445,000	Atlanta Georgia Water & Wastewater Revenue,
	5.50%, 11/01/2017 (Insured by AGM)	10,229,175
7,745,000	Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
	6.375%, 10/01/2028 (Callable 08/02/2012)(ETM)	10,246,480
470,000	Fulton County Georgia Hospital Authority Revenue,
	7.875%, 10/01/2013 (Callable 08/02/2012)(ETM)	494,398
	Georgia Municipal Electric Authority Power Revenue,
7,470,000	6.50%, 01/01/2017 (Insured by AGM)	8,976,173
	Gwinnett County Georgia School District,
7,400,000	5.00%, 02/01/2026 (Pre-refunded to 02/01/2018)	8,960,068
2,310,000	Northwestern Gwinnett County Georgia Facilities Corporation I Certificate Participation,
	5.75%, 06/15/2019 (Callable 06/15/2014)(Pre-refunded to 06/15/2015)	2,506,835
425,000	Richmond County Development Authority,
	0.00%, 12/01/2021 (ETM) ^	341,160
12,570,000	State of Georgia,
	5.00%, 07/01/2020 (Callable 07/01/2017)	14,883,006
		56,637,295
Illinois - 10.3%
2,360,000	Chicago Illinois,
	5.00%, 01/01/2017 (Callable 01/01/2016)(Insured by AGM)	2,669,844
	Chicago Illinois Board of Education:
4,345,000	5.00%, 12/01/2017 (Callable 12/01/2016)(Insured by AGM)	5,013,001
2,100,000	5.00%, 12/01/2017 (Insured by AMBAC)	2,449,335
1,625,000	6.00%, 01/01/2020 (Insured by NPFGC)	1,879,751
	Chicago Illinois Public Building Community Building Revenue: (ETM)
2,885,000	7.00%, 01/01/2015	3,143,092
1,555,000	7.00%, 01/01/2020	2,055,119
2,605,000	Cook County Illinois School District No. 097,
	9.00%, 12/01/2015 (Insured by NPFGC)	3,240,386
1,430,000	Cook County Illinois School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,884,626
2,000,000	Cook County Illinois School District No. 159,
	0.00%, 12/01/2022 (ETM) ^	1,533,300
1,095,000	Dupage County Illinois Stormwater Project,
	5.60%, 01/01/2021	1,320,504
16,380,000	Illinois Development Financial Authority,
	0.00%, 07/15/2023 (ETM) ^	12,252,731
9,310,000	Illinois Finance Authority,
	0.00%, 07/15/2025 (ETM) ^	6,332,662
2,330,000	Illinois Finance Authority Revenue,
	5.50%, 08/15/2043 (Pre-refunded to 08/15/2014)	2,575,885
1,000,000	Illinois Municipal Electric Agency Power Supply Revenue Bonds,
	5.25%, 02/01/2016 (Insured by NPFGC)	1,139,690
	Illinois State:
1,000,000	5.00%, 01/01/2019 (Insured by AGM)	1,128,440
5,000,000	4.00%, 09/01/2019 (Callable 09/01/2018)(Insured by AGM)	5,383,850
3,000,000	6.00%, 11/01/2026 (Insured by NPFGC)	3,593,430
2,100,000	Illinois State Toll Highway Authority Priority Revenue Bonds,
	5.50%, 01/01/2016 (Insured by AGM)	2,369,199
	Illinois State Toll Highway Authority Revenue Bonds:
1,065,000	5.00%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,250,810
2,055,000	5.00%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,413,536
6,750,000	Kane Cook & Dupage Counties Illinois Community United School District No. 303,
	5.00%, 01/01/2014 (Insured by AGM)	7,184,363
2,130,000	Kane Cook & Dupage Counties Illinois School District No. 46 Elgin,
	0.00%, 01/01/2013 (Insured by AGM) ^	2,118,605
	Kane McHenry Cook & De Kalb Counties Illinois School District No. 300: (Insured by AMBAC)
1,000,000	9.00%, 01/01/2015	1,169,130
6,140,000	7.00%, 01/01/2018	7,573,751
13,625,000	Kendall Kane & Will Counties Community Unit School District No. 308,
	0.00%, 02/01/2021 ^	10,257,036
	Lake County Illinois Community Consolidated School District: (Insured by NPFGC) ^
1,755,000	0.00%, 12/01/2012	1,737,239
1,920,000	0.00%, 12/01/2013	1,856,160
1,875,000	0.00%, 12/01/2014	1,758,694
1,025,000	Lake County Illinois Community High School District No. 124 Grant,
	5.00%, 12/01/2017	1,227,663
	McHenry & Kane Counties Illinois Community School District No. 158: (Insured by NPFGC) ^
1,870,000	0.00%, 01/01/2013	1,849,206
1,970,000	0.00%, 01/01/2016	1,775,009
	Metropolitan Pier & Exposition Authority Illinois (ETM):
1,805,000	5.50%, 06/15/2016	2,136,055
2,000,000	5.50%, 12/15/2023	2,518,120
2,000,000	Northwest Suburban Illinois Municipal Joint Action Revenue,
	5.00%, 05/01/2014 (ETM)	2,169,160
4,705,000	Regional Transportation Authority Illinois,
	6.00%, 07/01/2022 (Insured by NPFGC)	6,008,991
2,734,000	Round Lake Illinois,
	6.70%, 03/01/2033 (Pre-refunded to 03/01/2013)	2,900,801
	Southern Illinois University Revenue: (Insured by NPFGC)
1,000,000	5.25%, 04/01/2018	1,165,910
1,390,000	5.25%, 04/01/2019	1,636,030
950,000	Winnebago & Boone Counties Illinois School District No. 205,
	5.00%, 02/01/2013 (Insured by AMBAC)	972,173
	Winnebago County Illinois School District No. 122 Harlam-Loves Park: ^
155,000	0.00%, 01/01/2018 (ETM)	144,045
1,205,000	0.00%, 01/01/2018 (Insured by AGM)	1,032,757
		122,820,089
Indiana - 1.4%
1,990,000	Franklin Community Multi-School Building Corp,
	5.00%, 07/15/2020	2,349,812
	Hammond Indiana Multi-School Building Corporation Revenue Bonds:
1,000,000	6.00%, 01/15/2018 (ETM)	1,163,670
1,330,000	5.00%, 07/15/2018 (Insured by NPFGC)	1,556,326
1,115,000	Indiana State Office Building Commisions Facilities Revenue Bonds,
	5.25%, 07/01/2017	1,310,560
645,000	Indiana Toll Road Commission,
	9.00%, 01/01/2015 (ETM)	726,657
1,155,000	Indianapolis Local Public Improvement Bond Bank,
	5.50%, 01/01/2019 (Insured by NPFGC)	1,388,945
3,460,000	Indianapolis Local Public Improvement Bond Waterworks Project,
	5.50%, 07/01/2018 (Insured by NPFGC)	4,168,470
1,000,000	Perry Township Multi School Building Corporation,
	5.00%, 07/10/2018 (Callable 07/10/2015)	1,113,720
1,650,000	Purdue University Indiana Revenue,
	5.00%, 07/01/2015	1,853,742
1,000,000	South Bend Indiana Community School Building Corporation,
	5.00%, 07/15/2017 (Insured by NPFGC)	1,155,760
		16,787,662
Iowa - 0.1%
1,010,000	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
	5.00%, 06/01/2015 (Callable 06/01/2014)(Insured by NPFGC)	1,098,910
90,000	Muscatine Iowa Electric Revenue,
	6.70%, 01/01/2013 (ETM)	92,871
		1,191,781
Kansas - 0.2%
1,865,000	Wyandotte County Kansas Revenue,
	5.00%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	2,228,675

Kentucky - 1.2%
3,340,000	Jefferson County Kentucky School District Financial School Building Revenue Bonds,
	5.50%, 01/01/2018 (Insured by AGM)	4,043,371
1,035,000	Kentucky Economic Development Finance Authority Health System Revenue,
	5.80%, 10/01/2014 (Pre-refunded to 10/01/2013)	1,114,291
7,345,000	Louisville & Jefferson County Metropolitan Government,
	6.125%, 02/01/2037 (Callcable 02/01/2018)	9,361,864
		14,519,526
Louisiana - 2.9%
	Louisiana Public Facilities Authority Revenue:
1,500,000	5.50%, 05/15/2027 (Pre-refunded to 05/15/2026)	1,906,965
13,905,000	5.50%, 05/15/2032 (Pre-refunded to 05/15/2026)	18,211,657
	State of Louisiana:
1,750,000	5.00%, 11/15/2018	2,129,732
10,000,000	5.00%, 11/15/2020 (Callable 05/15/2020)	12,335,700
		34,584,054
Maine - 0.4%
4,340,000	Maine Health & Higher Education Facilities Authority,
	5.00%, 07/01/2035 (Pre-refunded to 07/01/2015)	4,915,918

Maryland - 0.1%
1,150,000	Baltimore Maryland Project Revenue,
	5.00%, 07/01/2024	1,488,135

Massachusetts - 3.1%
1,565,000	Massachusetts Department of Transportation,
	5.00%, 01/01/2020 (ETM)	1,846,387
	Massachusetts State:
5,820,000	5.00%, 08/01/2020 (Pre-refunded to 08/01/2016)	6,843,505
15,000,000	4.00%, 12/01/2022 (Callable 12/01/2019)	16,857,450
	Massachusetts State Obligations Tax Revenue:
1,000,000	5.25%, 01/01/2026 (Pre-refunded to 01/01/2014)	1,072,080
1,845,000	5.75%, 01/01/2032 (Pre-refunded to 01/01/2014)	1,991,678
	Massachusetts State Water Resources Authority: (ETM)
4,105,000	5.25%, 12/01/2015	4,457,004
3,295,000	6.50%, 07/15/2019	3,999,009
		37,067,113
Michigan - 2.6%
1,000,000	Detroit Michigan City School District,
	5.00%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,093,430
2,185,000	Detroit Michigan Sewer Disposal Revenue,
	5.00%, 07/01/2030 (Pre-refunded to 07/01/2015)	2,474,949
1,550,000	Harper Creek Michigan Community School District,
	5.00%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,702,040
1,390,000	Jenison Michigan Public Schools,
	5.25%, 05/01/2015 (Insured by NPFGC)	1,511,722
2,275,000	Lakeview Public School District,
	5.00%, 05/01/2017 (Insured by NPFGC)	2,588,313
	Livonia Michigan Public Schools School District:
4,295,000	5.00%, 05/01/2017 (Callable 05/01/2014)(Insured by NPFGC)	4,608,449
3,000,000	5.00%, 05/01/2022 (Callable 05/01/2014)(Insured by NPFGC)	3,170,700
7,000,000	Michigan Finance Authority,
	5.00%, 01/01/2019	8,456,560
4,000,000	Michigan State Housing Development Authority,
	4.75%, 06/01/2016	4,266,720
2,000,000	State of Michigan,
	0.00%, 06/01/2022 (ETM) ^	1,553,020
		31,425,903
Minnesota - 1.2%
	Minnesota State Housing Finance Agency Homeownership Finance Bond:
1,085,000	4.25%, 07/01/2028 (Callable 01/01/2020)	1,153,648
1,990,000	4.50%, 07/01/2034 (Callable 07/01/2021)	2,157,996
7,655,000	University of Minnesota,
	5.50%, 07/01/2021 (ETM)	9,430,654
1,555,000	Western Minnesota Municipal Power Agency,
	6.375%, 01/01/2016 (ETM)	1,733,156
		14,475,454
Mississippi - 0.2%
1,110,000	Mississippi Development Bank Special Obligations,
	5.25%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,270,673
1,050,000	Mississippi Housing Financial Corporation,
	0.00%, 06/01/2015 (ETM) ^	1,028,296
		2,298,969
Missouri - 0.3%
1,000,000	St. Charles County Missouri Francis Howell School District,
	4.50%, 03/01/2018	1,172,140
2,000,000	St. Louis County Industrial Development Authority,
	6.625%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,170,260
		3,342,400
Nebraska - 1.0%
1,640,000	Nebraska Public Power District Revenue,
	5.00%, 01/01/2015 (Insured by NPFGC)	1,815,414
9,150,000	Omaha Nebraska Public Electric Power District Revenue,
	6.20%, 02/01/2017 (ETM)	10,314,887
		12,130,301
Nevada - 0.2%
2,080,000	Las Vegas Clark County Nevada Library District,
	5.00%, 01/01/2017	2,351,398

New Hampshire - 0.6%
5,190,000	New Hampshire Housing Finance Authority Revenue Bonds,
	5.25%, 07/01/2028 (Callable 01/01/2021)	5,659,176
1,000,000	State of New Hampshire,
	5.00%, 07/01/2021 (Callable 07/01/2020)	1,239,640
		6,898,816
New Jersey - 2.9%
1,140,000	County of Hudson NJ,
	3.00%, 03/15/2021	1,178,851
	New Jersey Economic Development Authority Revenue Bonds:
2,250,000	6.375%, 04/01/2018 (Pre-refunded to 05/15/2014)	2,495,002
6,000,000	6.375%, 04/01/2031 (Pre-refunded to 05/15/2014)	6,653,340
460,000	New Jersey Sports & Exposition Authority State Contract Bonds,
	6.50%, 03/01/2013 (ETM)	478,911
9,610,000	New Jersey State Housing & Mortgage Finance Agency Bonds,
	4.50%, 10/01/2029 (Callable 04/01/2021)	10,062,631
	New Jersey State Transportation Trust Fund Authority:
2,595,000	5.50%, 12/15/2015 (Insured by AMBAC)	2,975,115
5,000,000	5.25%, 12/15/2020	6,083,300
	New Jersey State Turnpike Authority:
1,180,000	6.50%, 01/01/2016 (ETM)	1,328,999
100,000	6.50%, 01/01/2016 (ETM)	112,627
2,000,000	5.50%, 01/01/2025	2,595,260
		33,964,036
New Mexico - 0.3%
	New Mexico Mortgage Financial Authority:
1,445,000	4.625%, 09/01/2025 (Callable 03/01/2020)	1,523,189
1,105,000	4.50%, 09/01/2028 (Callable 03/01/2020)	1,183,831
1,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue,
	5.25%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,133,710
		3,840,730
New York - 6.5%
	Cattaraugus-Little Valley Central School District:
1,520,000	3.125%, 06/15/2016	1,621,475
1,000,000	3.125%, 06/15/2017	1,064,850
	Churchville-Chili Central School District:
1,045,000	3.00%, 06/15/2017	1,118,391
1,070,000	3.00%, 06/15/2018	1,142,075
2,000,000	Long Island Power Authority and Electric System Revenue,
	5.00%, 12/01/2017 (Callable 12/01/2016)(Insured by NPFGC)	2,325,160
13,330,000	Metropolitan Transit Authority New York,
	6.00%, 04/01/2020 (ETM)	17,022,943
	New York, New York:
1,000,000	5.00%, 03/01/2016 (Callable 03/01/2015)(Insured by FGIC-TCRS)	1,113,490
5,000,000	5.00%, 08/01/2017	5,932,200
1,125,000	5.25%, 08/15/2021 (Callable 08/15/2018)	1,339,301
4,730,000	New York City, New York Transitional Financial Authority Building Aid Revenue Bonds,
	5.00%, 01/15/2015 (Insured by AGM)	5,239,989
2,000,000	New York State Dormitory Authority and Personal Income Tax Revenue,
	5.00%, 12/15/2017	2,412,260
4,040,000	New York State Thruway Authority,
	5.00%, 03/15/2022 (Callable 03/15/2019)	4,809,701
	New York State University Dormitory Authority Revenues:
695,000	5.50%, 05/15/2013 (Insured by NPFGC)	724,572
5,290,000	5.25%, 05/15/2015	5,769,486
4,715,000	Suffolk County Water Authority,
	6.00%, 06/01/2017 (ETM)	5,550,309
	Susquehanna Valley Central School District:
1,155,000	3.125%, 06/15/2017	1,227,084
1,375,000	3.125%, 06/15/2019	1,448,315
175,000	TSASC Inc. New York,
	4.75%, 06/01/2022 (Callable 06/01/2016)	175,735
13,075,000	Westchester Tobacco Asset Securitization Corp. New York,
	6.95%, 07/15/2039 (Pre-refunded to 07/15/2017)	17,042,347
		77,079,683
North Carolina - 3.0%
5,500,000	North Carolina Eastern Municipal Power Agency,
	5.00%, 01/01/2021 (ETM)	6,900,905
	North Carolina Eastern Municipal Power Agency Power Systems Revenue:
3,310,000	5.00%, 01/01/2017 (ETM)	3,778,365
5,750,000	6.40%, 01/01/2021 (ETM)	7,137,647
6,425,000	4.50%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,929,864
1,835,000	6.00%, 01/01/2026 (Pre-refunded to 01/01/2022)	2,500,665
6,495,000	North Carolina Medical Care Community Hospital Revenue,
	5.25%, 11/01/2029 (Pre-refunded to 11/01/2014)	7,195,161
		35,442,607
Ohio - 1.3%
1,000,000	Akron Ohio Community Learning Center Income Tax Revenue,
	5.25%, 12/01/2016 (Callable 12/01/2013)(Insured by NPFGC)	1,063,520
2,000,000	Cincinnati Ohio City School District,
	5.00%, 12/01/2016 (Insured by AGM)	2,343,940
	Cleveland Municipal School District:
1,790,000	4.00%, 12/01/2017	1,962,914
1,865,000	4.00%, 12/01/2018	2,040,012
1,940,000	4.00%, 12/01/2019	2,105,501
2,015,000	5.00%, 12/01/2020	2,309,170
90,000	Miamisburg Ohio Water Revenue,
	7.00%, 11/15/2016 (Callable 08/02/2012)(ETM)	93,956
2,680,000	Ohio Housing Finance Agency,
	5.00%, 11/01/2028 (Callable 05/01/2020)	2,901,877
		14,820,890
Pennsylvania - 3.0%
1,275,000	Central Dauphin Pennsylvania School District,
	6.75%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,552,211
1,380,000	Erie Pennsylvania Sewer Authority Revenue,
	5.125%, 06/01/2020 (ETM)	1,660,678
6,830,000	Pennsylvania Convention Center Authority Revenue Bonds,
	6.00%, 09/01/2019 (ETM)	8,735,228
	Pennsylvania Housing Finance Agency:
2,130,000	3.70%, 04/01/2018	2,200,034
1,760,000	3.75%, 10/01/2018	1,827,426
1,025,000	3.90%, 04/01/2019	1,066,881
1,675,000	3.90%, 10/01/2019 (Callable 04/01/2019)	1,750,677
3,000,000	Pennsylvania State Public School Building Authority Lease Revenue,
	5.00%, 11/15/2034 (Pre-refunded to 11/15/2014)	3,326,220
1,790,000	Philadelphia Pennsylvania Authority For Industrial Development Revenue,
	5.25%, 01/01/2027 (Pre-refunded to 01/01/2017)	2,131,801
2,660,000	Philadelphia Pennsylvania Gas Works,
	7.00%, 05/15/2020 (ETM)	3,237,858
	Pittsburgh Pennsylvania Water & Sewer Authority Revenue Bonds:
870,000	7.25%, 09/01/2014 (Callable 07/18/2012)(ETM)	935,224
4,500,000	5.00%, 09/01/2029 (Pre-refunded to 09/01/2015)	5,114,925
1,500,000	St. Mary Hospital Authority Pennsylvania Health Revenue,
	5.375%, 11/15/2034 (Pre-refunded to 11/15/2014)	1,665,030
		35,204,193
Puerto Rico - 0.8%
6,000,000	Commonwealth of Puerto Rico,
	5.00%, 07/01/2021	6,529,620
1,625,000	Puerto Rico Public Building Authority,
	5.50%, 07/01/2022 (Pre-refunded to 07/01/2014)	1,784,234
1,080,000	Puerto Rico Public Finance Corp.,
	6.00%, 08/01/2026 (ETM)	1,485,745
		9,799,599
South Carolina - 1.2%
6,375,000	Piedmont Municipal Power Agency South Carolina Electric Revenue,
	6.75%, 01/01/2020 (ETM)	8,672,678
	South Carolina Jobs Economic Development Authority Hospital Facilities Revenue:
2,575,000	7.00%, 08/01/2030 (Pre-refunded to 08/01/2013)	2,756,640
2,430,000	6.375%, 08/01/2034 (Pre-refunded to 08/01/2013)	2,585,180
		14,014,498
South Dakota - 0.1%
850,000	Heartland Consumers Power District,
	7.00%, 01/01/2016 (ETM)	956,020

Tennessee - 1.0%
1,000,000	Metropolitan Government Nashville & Davidson County Tennessee H&E,
	0.00%, 06/01/2021 (ETM) ^	828,050
5,000,000	Shelby County Tennessee Health Educational & Housing Facilities Revenue,
	5.50%, 08/15/2019 (ETM)	5,742,300
4,835,000	Tennessee Housing Development Agency,
	4.50%, 07/01/2028 (Callable 01/01/2020)	5,197,190
		11,767,540
Texas - 13.7%
2,010,000	Barbers Hill Independent School District,
	5.00%, 02/15/2019	2,456,843
2,125,000	Barbers Hill Texas Independent School District General Obligation,
	5.00%, 02/15/2017 (Callable 02/15/2015)(PSF Guaranteed)	2,366,868
6,060,000	Capital Area Housing Finance Corporation Texas,
	0.00%, 01/01/2016 (ETM) ^	5,864,929
1,500,000	Central Texas Housing Finance Corporation,
	0.00%, 09/01/2016 (ETM) ^	1,440,885
	Conroe Independent School District:
1,000,000	5.00%, 02/15/2022 (Callable 02/15/2021)	1,230,880
2,680,000	5.00%, 02/15/2023 (Callable 02/15/2021)	3,253,949
1,500,000	Cypress-Fairbanks Texas Independent School District,
	5.00%, 02/15/2017 (Callable 02/15/2016)(PSF Guaranteed)	1,723,785
2,410,000	Dallas Texas Independent School District,
	5.00%, 02/15/2020 (PSF Guaranteed)	2,967,770
1,355,000	El Paso Texas Waterworks & Sewer Revenue,
	5.00%, 08/15/2018	1,639,726
1,625,000	Frisco Texas Independent School District,
	6.00%, 08/15/2018 (Callable 08/15/2016)(PSF Guaranteed)	1,950,715
1,000,000	Georgetown Texas Independent School District,
	5.00%, 02/15/2016 (Callable 02/15/2015)(PSF Guaranteed)	1,111,880
	Harris County Texas:
1,525,000	5.00%, 10/01/2019	1,889,811
140,000	5.75%, 10/01/2020 (Pre-refunded to 10/01/2018)	178,854
4,840,000	5.75%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,183,245
	Harris County Texas Health Facilities Development Corporation Hospital Revenue: (ETM)
5,475,000	5.50%, 10/01/2013	5,649,707
4,280,000	5.50%, 10/01/2019	5,171,225
10,960,000	Houston Texas Health Facilities Corporate Facilities Revenue,
	7.125%, 02/15/2034 (Pre-refunded to 02/15/2014)	12,234,210
825,000	Houston Texas Sewer System Revenue,
	9.375%, 10/01/2013 (Callable 10/01/2012)(ETM)	878,295
3,000,000	Houston Texas Utility System Revenue,
	5.25%, 05/15/2015 (Callable 05/15/2014)(Insured by NPFGC)	3,255,420
16,050,000	Houston Texas Water & Sewer System Revenue Bonds,
	5.50%, 12/01/2029 (ETM)	21,850,630
1,500,000	Humble Texas Independent School District,
	5.00%, 02/15/2021	1,866,390
1,000,000	Killeen Independent School District,
	4.00%, 02/15/2024 (Callable 02/15/2021)	1,114,720
1,315,000	La Porte Texas Independent School District,
	5.00%, 02/15/2018 (Callable 02/15/2015)(Insured by NPFGC)	1,453,101
6,760,000	Lamar Consolidated Independent School District,
	5.00%, 02/15/2021 (Insured by PSF)	8,399,097
3,425,000	Lubbock Texas,
	5.00%, 02/15/2021 (Callable 02/15/2018)(Insured by AGM)	3,973,651
1,730,000	Lubbock Texas Housing Finance Corp.,
	8.00%, 10/01/2021 (ETM)	2,541,024
1,000,000	Lubbock Texas Independent School District,
	4.00%, 02/15/2022 (Callable 02/15/2020)	1,134,490
1,735,000	Lufkin Texas Independent School District,
	5.00%, 08/15/2015 (Callable 08/15/2014)(PSF Guaranteed)	1,900,675
1,050,000	Magnolia Texas Independent School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,228,458
1,265,000	Mission Consolidation Independent School District,
	5.00%, 02/15/2019 (Callable 02/15/2015)(PSF Guaranteed)	1,400,962
1,125,000	North Central Texas Health Facilities Revenue,
	5.75%, 02/15/2015 (ETM)	1,258,346
1,210,000	Pearland Texas Waterworks & Sewage,
	5.25%, 03/01/2023 (Pre-refunded to 03/01/2014)	1,307,998
2,035,000	Retama Texas Development Corporation Special Facilites Revenue,
	8.75%, 12/15/2018 (ETM)	2,952,052
1,295,000	Rockwall Texas Independent School District,
	5.00%, 02/15/2015 (PSF Guaranteed)	1,441,322
11,565,000	San Antonio Texas Electric & Gas Revenue,
	5.65%, 02/01/2019 (ETM)	14,101,436
2,100,000	San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
	0.00%, 08/15/2015 (ETM) ^	2,047,206
2,000,000	San Antonio Texas Independent School District,
	5.00%, 08/15/2017 (Callable 08/15/2015)(PSF Guaranteed)	2,270,820
1,020,000	Spring Texas Independent School District,
	5.00%, 08/15/2019 (Callable 08/15/2018)(PSF Guaranteed)	1,243,686
7,990,000	Tarrant County Texas Health Facilities Revenue,
	6.00%, 09/01/2024 (ETM)	10,265,312
1,800,000	Tarrant County Texas Housing Finance Corporation Revenue Bonds,
	0.00%, 09/15/2016 (ETM) ^	1,724,796
	Texas State:
6,285,000	5.00%, 10/01/2018	7,686,744
3,965,000	5.00%, 04/01/2020 (Callable 04/01/2016)	4,539,251
2,200,000	Tomball Hospital Authority,
	5.00%, 07/01/2020 (Pre-refunded to 07/01/2015)	2,491,940
1,225,000	University of Texas Revenue Bonds,
	5.00%, 08/15/2018 (Pre-refunded to 08/15/2016)	1,436,998
		163,080,102
Utah - 0.6%
	Granite School District Board of Education:
3,900,000	5.00%, 06/01/2022 (Callable 06/01/2021)	4,824,924
1,750,000	5.00%, 06/01/2023 (Callable 06/01/2021)	2,139,533
285,000	Salt Lake City Utah Hospital Revenue,
	8.125%, 05/15/2015 (Callable 08/02/2012)(ETM)	318,892
		7,283,349
Virginia - 0.9%
1,095,000	Bristol Virginia Utility Systems General Obligations,
	5.50%, 11/01/2018 (ETM)	1,321,720
7,650,000	Tobacco Settlement Financing Corporation Revenue,
	5.625%, 06/01/2037 (Pre-refunded to 06/01/2015)	8,762,692
		10,084,412
Washington - 3.5%
4,500,000	Snohomish County School District No. 201,
	4.00%, 12/01/2021 (Callable 12/01/2020)	5,144,400
3,605,000	Snohomish County Washington Public Utilities Revenue,
	6.80%, 01/01/2020 (Callable 08/02/2012)(ETM)	4,622,691
2,755,000	Thurston & Pierce Counties Washington Community Schools,
	4.25%, 12/01/2021 (Callable 12/01/2020)	3,156,624
6,505,000	University of Washington,
	5.00%, 07/01/2022	8,216,921
1,290,000	Walla Walla County School District No 250 College Place,
	5.00%, 12/01/2019	1,571,981
	Washington State:
1,500,000	5.00%, 07/01/2018 (Callable 07/01/2013)	1,568,955
10,000,000	5.00%, 01/01/2021	12,349,100
3,970,000	5.50%, 07/01/2023	5,084,935
		41,715,607
West Virginia - 0.7%
7,365,000	Berkeley Brooke Fayette Counties West Virginia Single Family Mortgage Revenue,
	0.00%, 12/01/2014 (ETM) ^	7,252,684
1,130,000	Ohio County Board of Education,
	5.25%, 06/01/2018 (ETM)	1,395,233
		8,647,917
Wisconsin - 1.6%
3,000,000	Ladysmith-Hawkins Wisconsin School District General Obligation,
	5.20%, 04/01/2018 (Callable 04/01/2016)(Insured by NPFGC)	3,183,600
10,000,000	State of Wisconsin,
	5.00%, 05/01/2022	12,491,000
3,320,000	Wisconsin State Health & Educational Facilities Revenue,
	5.00%, 12/01/2019 (Callable 12/01/2014)(Insured by NPFGC)	3,546,258
		19,220,858
	Total Municipal Bonds (Cost $1,094,350,492)	1,160,256,224

Shares
SHORT-TERM INVESTMENTS - 1.5%
Money Market Mutual Fund - 1.5%
17,877,536	Goldman Sachs Financial Square Funds, 0.03% «	17,877,536
	Total Short-Term Investments (Cost $17,877,536)	17,877,536

	Total Investments (Cost $1,112,228,028) - 99.1%	1,178,133,760
	Other Assets in Excess of Liabilities - 0.9%	11,062,022
	TOTAL NET ASSETS - 100.0%	$1,189,195,782

Notes to Summary Schedule of Investments
AGM - Assured Guaranty Municipal
AMBAC - Ambac Assurance Corporation. Ambac Assurance's plan of rehabilitation transferring certain troubled insurance policies and assets
(mostly relating to insurance coverage and credit default swaps on residential mortgage-backed securities) to a segregated account has obtained court approval but has not yet been implemented.
BHAC - Berkshire Hathaway Assurance Corp.
FGIC-TCRS - Financial Guaranty Insurance Company
NPFGC - National Public Finance Guarantee Corp.
PSF - Texas Permanent School Fund
ETM - Escrowed to Maturity
^ Non-Income Producing
« 7-Day Yield

Summary of Fair Value Exposure at June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$-	$1,160,256,224	$-	$1,160,256,224
Total Fixed Income	-	1,160,256,224	-	1,160,256,224

Short-Term Investments
Money Market Mutual Fund	17,877,536	-	-	17,877,536
Total Short-Term Investments	17,877,536	-	-	17,877,536

Total Investments	$17,877,536	$1,160,256,224	$-	$1,178,133,760

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 98.4%

U.S. Treasury Securities - 12.2%
	U.S. Treasury Bonds:
$57,300,000	2.375%, 07/31/2017 @	$61,875,061
1,000,000	6.25%, 08/15/2023	1,452,500
33,825,000	5.25%, 11/15/2028 @	47,603,411
31,850,000	4.375%, 02/15/2038 @	42,260,969
		153,191,941
Taxable Municipal Bonds - 5.1%
5,000,000	Atlanta Independent School System,
	5.557%, 03/01/2026	5,705,600
	California Qualified School Construction Bonds:
2,500,000	5.041%, 07/01/2020	2,819,675
7,500,000	7.155%, 03/01/2027	8,691,375
2,000,000	California School Finance Authority,
	5.043%, 01/01/2021 (Callable 12/31/2015)	2,103,880
5,975,000	Contra Costa County California Pension Obligation,
	5.14%, 06/01/2017	6,657,763
1,000,000	Cuyahoga County Ohio Industrial Development Revenue,
	9.125%, 10/01/2023	775,720
2,580,000	Eaton Ohio Community City Schools,
	5.39%, 08/25/2027 (Callable 06/01/2020)	2,796,488
4,975,000	Elgin Ohio LOC School District,
	5.499%, 08/31/2027 (Callable 12/01/2019)	5,312,156
6,500,000	San Dieguito California Public Facilities,
	6.459%, 05/01/2027	7,627,295
5,000,000	State Public School Building Authorities Revenue,
	5.00%, 09/15/2027	5,570,150
2,650,000	Three Rivers Ohio LOC School District,
	5.209%, 09/15/2027 (Callable 12/01/2020)	2,850,525
6,960,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	6,697,051
2,000,000	West Contra Costa Unified School District,
	6.25%, 08/01/2030	2,175,540
4,000,000	Westlake Ohio City School District,
	5.227%, 12/01/2026 (Callable 12/01/2020)	4,452,000
		64,235,218
Other Government Related Securities - 2.4%
6,242,000	Corp Andina de Fomento,
	4.375%, 06/15/2022 f	6,375,779
500,000	Industrial Bank of Korea,
	3.75%, 09/29/2016 (Acquired 03/22/2011, Cost $496,855) * f	521,885
2,165,000	Korea Electric Power Corporation,
	6.75%, 08/01/2027 f	2,678,052
2,600,000	Korea Gas Corp.,
	4.25%, 11/02/2020 (Acquired 10/26/2010, Cost $2,587,026) * f	2,737,745
510,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	526,166
3,000,000	PEMEX Finance Ltd.,
	10.61%, 08/15/2017 f	3,619,826
2,800,000	PEMEX Project Funding Master Trust,
	5.75%, 03/01/2018	3,164,000
	Petrobras International Finance Company: f
5,000,000	3.50%, 02/06/2017	5,132,420
1,000,000	5.75%, 01/20/2020	1,093,878
1,600,000	The Export-Import Bank of Korea,
	4.00%, 01/11/2017 f	1,706,906
2,788,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	2,865,487
		30,422,144
Corporate Bonds - 35.1%

Industrials - 11.4%
4,200,000	Acuity Brands Lighting Inc.,
	6.00%, 12/15/2019	4,747,651
	Ameritech Capital Funding Corporation,
1,506,774	9.10%, 06/01/2016	1,767,053
2,989,000	6.45%, 01/15/2018	3,434,956
6,000,000	Anadarko Petroleum Corporation,
	6.375%, 09/15/2017	6,969,804
2,000,000	Anglo American Capital PLC,
	9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $2,000,000) * f	2,650,440
3,000,000	Aristotle Holding, Inc.,
	2.65%, 02/15/2017 (Acquired 02/06/2012, Cost $2,970,750) *	3,052,107
	Bunge Limited Finance Corporation:
600,000	5.35%, 04/15/2014	633,120
1,289,000	5.10%, 07/15/2015	1,377,422
3,800,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	4,250,976
3,000,000	CenturyLink Inc.,
	5.15%, 06/15/2017	3,069,351
800,000	Clear Channel Communications,
	5.50%, 12/15/2016 @	398,000
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037	1,284,416
	ConAgra Foods, Inc.:
1,687,000	5.819%, 06/15/2017	1,933,109
120,000	9.75%, 03/01/2021	163,807
295,676	Continental Airlines, Inc. Pass-Through Certificates,
	Series 1997-4, Class A, 6.90%, 01/02/2018	311,198
410,000	Deutsche Telekom International Finance B.V.,
	8.75%, 06/15/2030 f	569,094
	Donnelley (R.R.) & Sons Co.:
2,500,000	8.60%, 08/15/2016 @	2,650,000
2,000,000	6.125%, 01/15/2017 @	1,890,000
1,000,000	7.625%, 06/15/2020 @	935,000
1,000,000	D.R. Horton, Inc.,
	6.50%, 04/15/2016 @	1,082,500
2,762,667	FedEx Corporation Pass-Through Certificates,
	Series 1998-1, Class B, 6.845%, 01/15/2019	3,108,000
8,092,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 through 06/20/2011, Cost $8,145,793) *	8,506,480
	GTE Corporation:
2,400,000	6.84%, 04/15/2018	2,939,491
100,000	8.75%, 11/01/2021	140,372
650,000	Health Management Association,
	6.125%, 04/15/2016	689,000
3,000,000	Highmark Inc. Notes,
	4.75%, 05/15/2021 (Acquired 05/03/2011, Cost $2,987,880) *	3,069,573
1,105,000	Holcim U.S. Finance,
	6.00%, 12/30/2019 (Acquired 09/24/2009 through 06/26/2012, Cost $1,096,616) * f	1,158,534
5,700,000	Hutchison Whampoa International Ltd.,
	7.625%, 04/09/2019 (Acquired 10/22/2009 through 10/29/2009, Cost $6,265,355) * f	7,042,367
1,800,000	Hyundai Capital Services Inc.,
	3.50%, 09/13/2017 (Acquired 03/07/2012, Cost $1,809,201) * f	1,815,181
950,000	Johnson Controls Inc.,
	6.00%, 01/15/2036	1,135,789
1,000,000	Lafarge SA,
	7.125%, 07/15/2036 f @	990,000
1,000,000	Martin Marietta Materials, Inc.,
	6.25%, 05/01/2037	982,942
1,000,000	Masco Corporation,
	6.125%, 10/03/2016	1,067,200
1,100,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	1,262,314
7,045,000	National Oilwell Varco Inc.,
	Series B, 6.125%, 08/15/2015	7,153,866
1,300,000	New Cingular Wireless Services, Inc.,
	8.75%, 03/01/2031	1,979,934
1,500,000	Nextel Communications,
	Series D, 7.375%, 08/01/2015	1,501,875
320,000	Pactiv Corporation,
	7.95%, 12/15/2025 @	256,000
4,355,000	Plum Creek Timberlands, L.P.,
	5.875%, 11/15/2015	4,825,266
1,000,000	Questar Market Resources Inc.,
	6.80%, 03/01/2020	1,097,500
2,000,000	Ralcorp Holdings, Inc.,
	4.95%, 08/15/2020	2,093,718
500,000	Rio Tinto Alcan, Inc.,
	5.75%, 06/01/2035 f	590,581
1,500,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,482,015) * f	1,853,067
	Sprint Capital Corporation:
2,800,000	6.90%, 05/01/2019 @	2,632,000
358,000	8.75%, 03/15/2032	325,780
1,000,000	Talisman Energy Inc.,
	7.75%, 06/01/2019 f	1,226,980
	Telecom Italia Capital, SA: f
2,000,000	7.175%, 06/18/2019 @	1,990,000
5,519,000	7.20%, 07/18/2036	4,677,353
	Telefonica Emisiones S.A.U.: f
1,950,000	6.421%, 06/20/2016	1,871,228
5,075,000	6.221%, 07/03/2017	4,764,374
	Time Warner, Inc.:
1,050,000	4.70%, 01/15/2021	1,170,042
1,100,000	7.625%, 04/15/2031	1,420,805
500,000	7.70%, 05/01/2032 @	652,918
1,000,000	6.55%, 05/01/2037	1,185,823
3,100,000	6.75%, 06/15/2039	3,778,209
3,000,000	Tyco Electronics Group S.A.,
	6.55%, 10/01/2017 f	3,581,439
53,574	United AirLines, Inc. Pass-Through Certificates,
	Series 2000-2, Class C, 7.762%, 04/29/2049 ** § †	1,607
296,734	U.S. Airways Pass-Through Certificate,
	Series 1998-1, 6.85%, 01/30/2018	293,767
	Vale Overseas Limited: f
3,850,000	8.25%, 01/17/2034	4,913,135
1,550,000	6.875%, 11/21/2036 @	1,797,929
1,000,000	6.875%, 11/10/2039 @	1,168,377
	Vulcan Materials Co.:
2,000,000	7.00%, 06/15/2018	2,130,000
500,000	7.15%, 11/30/2037	473,750
100,000	Westvaco Corporation,
	9.75%, 06/15/2020	126,241
3,600,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014 (Acquired 02/24/2009, Cost $3,598,884) * f	3,953,059
690,000	Xstrata Finance Canada Ltd,
	5.80%, 11/15/2016 (Acquired 12/06/2011, Cost $740,994) * f	770,770
		143,334,640
Utility - 5.7%
1,900,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	5.75%, 10/15/2019 (Acquired 09/22/2009 through 06/30/2010, Cost $1,891,569) *	2,044,641
6,900,000	Ameren Corporation,
	8.875%, 05/15/2014	7,685,834
850,000	Arizona Public Service Senior Unsecured Notes,
	8.75%, 03/01/2019	1,124,124
1,220,000	Beaver Valley Funding Corporation Debentures,
	9.00%, 06/01/2017	1,261,968
5,862,000	Constellation Energy Group Inc.,
	4.55%, 06/15/2015	6,295,313
2,800,000	DCP Midstream, LLC,
	9.75%, 03/15/2019 (Acquired 02/29/2012, Cost $3,647,661) *	3,629,942
4,500,000	El Paso Pipeline Partners Operating Co LLC,
	7.50%, 11/15/2040	5,702,189
	Enel Finance International: f
2,475,000	5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,464,110) *@	2,364,276
1,900,000	6.80%, 09/15/2037 (Acquired 09/13/2007, Cost $1,894,965) *	1,643,787
2,200,000	Exelon Generation Company, LLC,
	6.20%, 10/01/2017	2,536,406
2,500,000	FPL Group Capital, Inc.,
	Series D, 7.30%, 09/01/2067	2,653,125
322,769	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Acquired 06/27/2006, Cost $319,048) *	329,509
	Kinder Morgan Energy Partners Senior, L.P.:
1,000,000	9.00%, 02/01/2019	1,291,775
2,250,000	6.95%, 01/15/2038 @	2,660,949
1,000,000	6.50%, 09/01/2039	1,142,073
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f @	947,250
187,385	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004 through 12/23/2011, Cost $190,210) *	189,432
5,500,000	Mega Advance Investments Ltd,
	5.00%, 05/12/2021 (Acquired 05/09/2011, Cost $5,443,790) *f @	5,838,938
100,000	National Rural Utilities Corporation,
	8.00%, 03/01/2032	146,910
3,401,000	ONEOK Partners L.P.,
	6.15%, 10/01/2016	3,953,560
2,060,000	PPL Energy Supply, LLC,
	Series A, 5.70%, 10/15/2015	2,235,384
	PSE&G Power LLC:
3,223,000	5.32%, 09/15/2016 @	3,634,593
4,005,000	5.125%, 04/15/2020	4,441,701
1,215,240	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	1,518,649
2,000,000	Rockies Express Pipeline LLC,
	5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,998,220) *@	1,820,000
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017 (Acquired 03/14/2007, Cost $1,397,676) *	1,602,723
3,100,000	Williams Partners L.P.,
	6.30%, 04/15/2040	3,671,361
		72,366,412
Finance - 18.0%
150,000	Ally Financial Inc.,
	6.75%, 12/01/2014 @	158,239
	American General Finance Corporation:
1,000,000	5.85%, 06/01/2013 @	960,000
500,000	6.90%, 12/15/2017	399,060
1,000,000	American International Group, Inc.,
	8.175%, 05/15/2058 @	1,085,000
2,000,000	Ameriprise Financial, Inc.,
	7.30%, 06/28/2019 @	2,497,064
250,000	AmSouth Bancorp,
	6.75%, 11/01/2025	238,038
5,125,000	Associates Corporation of North America,
	6.95%, 11/01/2018	5,778,489
400,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	381,719
100,000	BankAmerica Capital II,
	Series 2, 8.00%, 12/15/2026	102,280
1,715,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	1,941,351
2,175,000	Banponce Trust I,
	Series A, 8.327%, 02/01/2027	1,573,156
4,000,000	Barclays Bank PLC,
	6.75%, 05/22/2019 f	4,666,184
100,000	Capital One Financial Corporation,
	6.15%, 09/01/2016	111,797
	CIT Group, Inc.:
88,000	7.00%, 05/02/2016 (Acquired 01/23/2006, Cost $88,366) *	88,220
47,605	7.00%, 05/02/2017 (Acquired 01/23/2006, Cost $47,672) *	47,694
2,000,000	Citigroup Capital XXI,
	8.30%, 12/21/2057	2,005,000
	Citigroup, Inc.:
1,000,000	4.45%, 01/10/2017	1,048,243
2,675,000	6.125%, 11/21/2017 @	2,963,694
5,000,000	CNA Financial Corporation,
	6.50%, 08/15/2016	5,626,365
5,330,000	Countrywide Financial Corporation,
	6.25%, 05/15/2016	5,547,453
1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049 (Acquired 05/23/2007, Cost $1,000,000) *f @	704,100
1,575,000	Credit Suisse New York,
	5.30%, 08/13/2019 f @	1,771,955
2,410,000	Dresdner Bank AG,
	7.25%, 09/15/2015 f	2,442,805
3,135,000	First Empire Capital Trust I,
	8.234%, 02/01/2027	3,319,410
1,575,000	First Empire Capital Trust II,
	8.277%, 06/01/2027	1,606,500
3,749,000	First Hawaiian Capital Trust I,
	Series B, 8.343%, 07/01/2027	3,749,000
541,115	First National Bank of Chicago Pass-Through Certificates,
	Series 1993-A, 8.08%, 01/05/2018	607,477
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026	2,556,250
	General Electric Capital Corporation:
1,500,000	5.625%, 09/15/2017	1,721,361
4,700,000	5.625%, 05/01/2018 @	5,402,838
6,000,000	4.65%, 10/17/2021	6,663,156
1,416,000	Genworth Financial, Inc.,
	5.75%, 06/15/2014 @	1,438,931
6,500,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 04/14/2011, Cost $6,668,639) *	6,609,395
	GMAC Inc.:
336,000	7.50%, 12/31/2013	356,160
403,000	8.00%, 12/31/2018	446,322
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034 @	1,116,108
2,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,783,656) *	2,786,000
2,100,000	HSBC Holdings PLC,
	6.50%, 09/15/2037 f	2,329,912
400,000	HSBC USA Capital Trust I,
	7.808%, 12/15/2026 (Acquired 03/08/2007, Cost $406,965) *	403,000
500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027 (Acquired 11/06/2007, Cost $511,766) *	505,333
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,403,380
	ING Bank N.V.: f
3,650,000	4.00%, 03/15/2016 (Acquired 03/08/2011, Cost $3,648,029) *	3,674,813
2,150,000	3.75%, 03/07/2017 (Acquired 03/28/2012, Cost $2,132,950) *@	2,139,914
7,525,000	Irish Life & Permanent Group Holdings PLC,
	3.60%, 01/14/2013 (Acquired 01/07/2010 through 03/09/2012, Cost $7,509,051) * f	7,292,432
	Jefferies Group, Inc.:
4,000,000	6.875%, 04/15/2021	4,022,428
1,395,000	6.25%, 01/15/2036	1,255,500
6,800,000	John Hancock Mutual Life Insurance Company,
	7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $7,635,127) *	8,269,568
3,000,000	J.P. Morgan Chase Bank NA,
	5.875%, 06/13/2016	3,289,929
4,600,000	J.P. Morgan Chase & Co.,
	5.60%, 07/15/2041	5,214,744
1,250,000	Kaupthing Bank,
	5.75%, 10/04/2011 (Acquired 06/06/2008 through 07/22/2008, Cost $969,046) ** f §	318,750
5,000,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 08/24/2009 through 03/10/2010, Cost $5,226,463) * f @	5,475,090
2,500,000	Liberty Mutual Group Inc.,
	10.75%, 06/15/2058 (Acquired 05/21/2008, Cost $2,445,125) *	3,400,000
565,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $361,719) *	554,112
1,125,000	Lincoln National Corporation,
	6.05%, 04/20/2067	1,029,375
1,600,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020 (Acquired 02/10/2010, Cost $1,561,386) * f	1,710,418
100,000	Manulife Financial Corp.,
	4.90%, 09/17/2020 f	105,020
	Marsh & McLennan Companies, Inc.:
2,500,000	2.30%, 04/01/2017	2,486,473
1,000,000	9.25%, 04/15/2019	1,325,683
1,000,000	Massachusetts Mutual Life Insurance Company,
	8.875%, 06/01/2039 (Acquired 05/27/2009, Cost $987,100) *	1,432,873
800,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Acquired 01/11/2008, Cost $800,000) *@	432,000
	Merrill Lynch & Company:
1,000,000	6.40%, 08/28/2017	1,087,750
1,750,000	6.875%, 04/25/2018	1,958,138
1,275,000	7.75%, 05/14/2038	1,454,336
422,000	Metlife, Inc.,
	6.50%, 12/15/2032	533,570
	Morgan Stanley:
1,075,000	4.75%, 04/01/2014 @	1,084,462
1,000,000	4.00%, 07/24/2015	994,193
150,000	6.625%, 04/01/2018	156,835
3,644,000	Morgan Stanley Dean Witter & Co.,
	6.75%, 10/15/2013	3,786,018
2,000,000	National City Bank of Cleveland Subordinated Notes,
	5.80%, 06/07/2017	2,276,908
4,921,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	5,169,929
4,389,000	NB Capital Trust IV,
	8.25%, 04/15/2027	4,487,314
2,500,000	North Fork Capital Trust II,
	8.00%, 12/15/2027	2,518,750
2,750,000	Protective Life Corp.,
	7.375%, 10/15/2019	3,178,543
1,000,000	Regions Financial Corp.,
	7.75%, 11/10/2014 @	1,080,000
4,750,000	Regions Financing Trust II,
	6.625%, 05/15/2047	4,512,500
1,000,000	Republic New York Capital I,
	7.75%, 11/15/2026	1,007,500
700,000	Republic New York Corporation Debentures,
	9.125%, 05/15/2021	869,326
1,800,000	Santander Issuances,
	6.50%, 08/11/2019 (Acquired 10/18/2007 through 03/19/2012, Cost $1,925,491) * f	1,557,364
1,100,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 09/27/2010, Cost $1,100,000) * f	1,057,717
8,760,000	Schwab Capital Trust I,
	7.50%, 11/15/2037	9,018,858
	SLM Corporation:
1,137,000	5.375%, 05/15/2014	1,176,753
500,000	5.625%, 08/01/2033	422,500
4,900,000	Sovereign Bank,
	8.75%, 05/30/2018	5,312,345
1,032,000	Susa Partnership LP,
	8.20%, 06/01/2017	1,240,539
1,000,000	Symetra Financial Corporation,
	6.125%, 04/01/2016 (Acquired 03/23/2006, Cost $995,570) *	1,022,420
2,000,000	Talent Yield Investments Ltd.,
	4.50%, 04/25/2022 (Acquired 04/18/2012, Cost $1,986,320) * f	2,046,092
3,000,000	TD Ameritrade Holding Corporation,
	5.60%, 12/01/2019	3,409,854
2,400,000	The Bear Stearns Companies LLC,
	5.30%, 10/30/2015	2,604,394
	The Goldman Sachs Group, Inc.:
2,200,000	3.70%, 08/01/2015 @	2,219,441
1,000,000	6.25%, 09/01/2017	1,087,269
4,500,000	6.15%, 04/01/2018	4,878,360
	The Hartford Financial Services Group, Inc.:
5,000,000	4.00%, 10/15/2017	5,020,740
2,200,000	8.125%, 06/15/2038 @	2,304,500
1,000,000	The NASDAQ OMX Group Inc.,
	4.00%, 01/15/2015	1,033,931
4,120,000	Wachovia Bank, NA,
	6.00%, 11/15/2017	4,800,698
750,000	Willis North America Inc.,
	5.625%, 07/15/2015	813,727
		226,771,135
Residential Mortgage-Backed Securities - 31.5%

U.S. Government Agency Issues - 25.9%
	Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Through Certificates:
22,616	6.50%, 07/01/2014	23,184
391,741	6.00%, 06/01/2020	416,327
211,553	5.50%, 11/01/2022	231,850
244,956	5.00%, 06/01/2023	263,319
241,362	5.50%, 07/01/2023	264,519
675,285	6.50%, 06/01/2029	772,597
2,100,481	5.50%, 01/01/2036	2,296,757
1,337,418	6.00%, 12/01/2036	1,469,863
14,800,242	5.00%, 03/01/2038	15,928,203
19,239,963	4.50%, 11/01/2039	20,556,803
	Federal Home Loan Mortgage Corporation (FHLMC) Pass-Through Certificates:
64,202	Series 206, Class E, 0.00%, 07/15/2019 ^	63,193
36,328	Series 141, Class D, 5.00%, 05/15/2021	38,960
41,134	Series 1074, Class I, 6.75%, 05/15/2021	45,363
206,152	Series 1081, Class K, 7.00%, 05/15/2021	232,562
39,050	Series 163, Class F, 6.00%, 07/15/2021	43,530
73,203	Series 188, Class H, 7.00%, 09/15/2021	82,075
30,878	Series 1286, Class A, 6.00%, 05/15/2022	33,709
6,568,626	5.50%, 05/01/2038	7,141,364
6,608,927	4.50%, 11/01/2039	7,061,261
18,029,488	4.50%, 09/01/2040	19,286,016
	Federal National Mortgage Association (FNMA) Pass-Through Certificates:
22,261	Series 2002-56, Class MC, 5.50%, 09/25/2017	24,027
247,702	Series 1989-37, Class G, 8.00%, 07/25/2019	279,046
915,307	5.00%, 12/01/2019	991,037
62,808	Series 1989-94, Class G, 7.50%, 12/25/2019	70,927
9,543	Series 1990-58, Class J, 7.00%, 05/25/2020	10,717
84,501	Series 1990-76, Class G, 7.00%, 07/25/2020	94,929
40,012	Series 1990-105, Class J, 6.50%, 09/25/2020	43,827
13,139	Series 1990-108, Class G, 7.00%, 09/25/2020	14,767
24,500	Series 1991-1, Class G, 7.00%, 01/25/2021	27,646
30,524	Series 1991-86, Class Z, 6.50%, 07/25/2021	33,715
7,943,864	5.00%, 11/01/2021	8,601,116
516,322	5.50%, 01/01/2023	567,957
385,810	Series 1993-58, Class H, 5.50%, 04/25/2023	423,639
908,911	5.50%, 07/01/2023	999,807
2,193,979	5.00%, 11/01/2023	2,412,100
899,722	6.00%, 03/01/2026	992,054
2,042,962	6.00%, 05/01/2026	2,252,619
1,982,875	5.00%, 05/01/2028	2,151,505
244,743	Series 1998-66, Class C, 6.00%, 12/25/2028	269,985
266,496	6.00%, 03/01/2033	300,238
287,173	5.00%, 11/01/2033	312,492
6,396,715	5.50%, 04/01/2034	7,027,349
1,135,687	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	1,165,507
2,455,898	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	2,547,518
3,515,583	Series 2004-W10, Class A4, 5.75%, 08/25/2034	3,601,288
1,204,264	5.50%, 09/01/2034	1,323,191
302,818	6.00%, 11/01/2034	337,964
4,328,422	5.50%, 02/01/2035	4,755,877
20,805,818	5.00%, 10/01/2035	22,626,678
10,337,656	5.00%, 11/01/2035	11,216,802
2,423,753	5.50%, 11/01/2036	2,647,963
9,680,752	5.50%, 04/01/2037	10,648,879
521,737	6.00%, 08/01/2037	570,715
1,589,193	4.50%, 11/01/2039	1,705,411
10,371,201	4.00%, 08/01/2040	11,055,556
3,604,284	3.50%, 12/01/2040	3,792,285
31,853,237	3.50%, 02/01/2041	33,514,721
41,924,265	4.00%, 02/01/2041	44,690,682
14,599,445	4.00%, 09/01/2041	15,567,367
	Government National Mortgage Association (GNMA) Pass-Through Certificates:
203,556	6.00%, 11/20/2033	230,208
11,828,250	5.00%, 07/20/2040	13,115,913
32,914,234	4.50%, 01/20/2041	36,350,719
		325,618,198
Non-U.S. Government Agency Issues - 5.6%
	Bank of America Alternative Loan Trust:
250,943	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	259,934
3,276,980	Series 2003-5, Class 2A1, 5.00%, 07/25/2018	3,402,269
429,539	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	438,352
289,702	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	296,584
6,538,571	Series 2004-7, Class 4A1, 5.00%, 08/25/2019	6,749,146
312,075	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	325,188
465,741	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	471,119
2,122,748	Series 2005-4, Class 3A1, 5.50%, 05/25/2020	2,075,186
1,425,417	Series 2005-10, Class 5A1, 5.25%, 11/25/2020	1,396,862
2,473,098	Series 2007-1, Class 1A1, 5.966%, 04/25/2022	2,420,804
1,029,068	Series 2003-11, Class 2A1, 6.00%, 01/25/2034	1,075,707
441,768	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	410,648
644,564	Series 2005-9, Class 1CB3, 5.50%, 10/25/2035	502,968
379,311	Series 2005-11, Class 1CB4, 5.50%, 12/25/2035	294,499
1,433,012	Series 2006-5, Class CB7, 6.00%, 06/25/2046 §	1,007,456
2,430,963	Bear Stearns Asset Backed Securities Trust,
	Series 2004-AC2, Class 2A, 5.00%, 05/25/2034	2,446,932
	Chase Mortgage Finance Corporation:
571,853	Series 2003-S13, Class A11, 5.50%, 11/25/2033	582,417
14,901	Series 2003-S14, Class 3A6, 5.50%, 01/25/2034	14,887
5,031,543	Series 2006-A1, Class 2A3, 5.593%, 09/25/2036 §	3,907,582
677,273	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	651,550
	Countrywide Alternative Loan Trust:
741,969	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020 §	651,454
3,216,315	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021 §	2,834,425
679,525	Series 2006-J5, Class 3A1, 6.041%, 07/25/2021 §	593,886
829,065	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022 §	750,597
116,944	Series 2002-11, Class A4, 6.25%, 10/25/2032	119,539
10,093,585	Series 2003-20CB, Class 1A1, 5.50%, 10/25/2033	10,610,043
3,723,888	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	3,666,939
1,763,727	Series 2006-28CB, Class A17, 6.00%, 10/25/2036 §	1,084,103
	Deutsche Mortgage Securities Inc.:
1,160,622	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021 §	916,040
162,525	Series 2004-4, Class 1A6, 5.65%, 04/25/2034	162,477
	First Horizon Alternative Mortgage Securities:
502,407	Series 2005-FA7, Class 2A1, 5.00%, 09/25/2020	484,370
705,808	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	679,031
2,090,390	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	1,975,356
222,113	Impac CMB Trust,
	Series 2004-4, Class 2A2, 4.933%, 09/25/2034	217,287
922,052	J.P. Morgan Alternative Loan Trust,
	Series 2006-A1, Class 2A1, 2.789%, 03/25/2036 §	532,209
	J.P. Morgan Mortgage Trust:
539,920	Series 2006-A7, Class 2A2, 2.72%, 01/25/2037 §	380,319
2,306,777	Series 2006-A7, Class 2A4R, 2.72%, 01/25/2037 §	1,624,661
5,800,821	Series 2007-A2, Class 2A3, 2.857%, 04/25/2037	4,228,926
	Master Alternative Loans Trust:
1,301,850	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	1,337,349
79,046	Series 2004-2, Class 4A1, 5.00%, 02/25/2019	82,197
965,174	Series 2004-4, Class 4A1, 5.00%, 04/25/2019	997,600
557,456	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	593,902
415,237	RAAC Series,
	Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	416,833
508,784	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.00%, 05/25/2019	516,051
105,831	Residential Funding Mortgage Security I,
	Series 2003-S11, Class A2, 4.00%, 06/25/2018	107,433
686,801	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	720,971
1,076,058	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	1,092,000
	Washington Mutual, Inc. Pass-Through Certificates:
1,207,601	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	1,253,413
2,198,539	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	2,300,046
69,641	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	71,579
643,297	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	671,191
461,965	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	475,473
		70,877,790
Asset Backed Securities - 4.1%
506	Amresco Residential Securities Mortgage Loan Trust,
	Series 1997-3, Class A9, 6.96%, 03/25/2027	508
	Bayview Financial Acquisition Trust:
930,200	Series 2006-A, Class 1A2, 5.483%, 02/28/2041	933,291
2,500,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	1,133,142
139	Contimortgage Home Equity Trust,
	Series 1997-2, Class A9, 7.09%, 04/15/2028	139
	Countrywide Asset-Backed Certificates:
860,518	Series 2005-17, Class 1AF2, 5.363%, 03/25/2030 §	743,881
3,769,439	Series 2004-13, Class AF4, 4.583%, 01/25/2033	3,672,225
2,388,003	Series 2004-S1, Class A3, 4.615%, 02/25/2035	2,273,040
5,593,957	Series 2004-15, Class AF6, 4.613%, 04/25/2035	5,263,684
8,328,376	Series 2005-1, Class AF6, 5.03%, 07/25/2035	8,286,701
9,964,966	Series 2005-11, Class AF3, 4.778%, 02/25/2036	8,005,605
4,246,775	Series 2005-10, Class AF6, 4.915%, 02/25/2036	3,595,380
4,370,246	Series 2005-13, Class AF3, 5.43%, 04/25/2036	3,211,606
1,706,867	Series 2005-17, Class 1AF5, 5.521%, 05/25/2036 §	1,065,136
1,497,705	Series 2007-S1, Class A6, 5.693%, 11/25/2036	1,210,358
1,997,287	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	1,897,422
1,500,000	Series 2006-10, Class 1AF3, 5.767%, 09/25/2046	845,927
385,102	Credit Based Asset Servicing and Securitization LLC,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	347,449
51,016	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	50,591
	GE Capital Mortgage Services, Inc.:
446	Series 1997-HE4, Class A7, 6.735%, 12/25/2028	443
11,104	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	10,854
	Green Tree Financial Corporation:
329,408	Series 1993-3, Class A7, 6.40%, 10/15/2018	339,196
240,419	Series 1993-4, Class A5, 7.05%, 01/15/2019	242,927
25,373	Series 1997-1, Class A5, 6.86%, 03/15/2028	26,563
1,196,975	Series 1998-2, Class A5, 6.24%, 12/01/2028	1,238,005
41,236	Series 1997-6, Class A8, 7.07%, 01/15/2029	44,383
1,055,752	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,152,880
655,578	Series 1998-4, Class A5, 6.18%, 04/01/2030	677,095
24,248	IMC Home Equity Loan Trust,
	Series 1997-5, Class A10, 6.88%, 11/20/2028	24,248
63,975	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	59,280
3,000,000	Renaissance Home Equity Loan Trust,
	Series 2007-1, Class AF3, 5.612%, 04/25/2037	1,240,113
	Residential Asset Mortgage Products, Inc.:
1,792,410	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	1,761,615
569,676	Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	517,868
	Residential Asset Securities Corporation:
1,499,985	Series 2003-KS2, Class AI6, 3.99%, 04/25/2033	1,431,346
110,468	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	96,703
151,214	Series 2004-KS2, Class AI6, 4.30%, 03/25/2034	145,283
		51,544,887
Commercial Mortgage-Backed Securities - 8.0%
11,139,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	12,272,962
11,248,000	Commercial Mortgage Pass-Through Certificates,
	Series 2005-C6, Class A5A, 5.116%, 06/10/2044	12,420,638
10,149,000	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, Class A4, 5.10%, 08/15/2038	11,190,135
10,750,000	GE Capital Commercial Mortgage Corporation,
	Series 2005-C4, Class A4, 5.305%, 11/10/2045	12,018,059
4,625,000	J.P. Morgan Chase Commercial Mortgage Securities Corporation,
	Series 2011-C5, Class A3, 4.171%, 08/15/2046	5,031,380
11,355,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	12,454,459
10,825,000	Morgan Stanley Capital I,
	Series 2005-HQ7, Class A4, 5.201%, 11/14/2042	12,015,144
10,000,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C22, Class A4, 5.441%, 12/15/2044	11,098,980
12,000,000	WF-RBS Commercial Mortgage Trust,
	Series 2012-C6, Class A4, 3.44%, 04/15/2045	12,321,408
		100,823,165
	Total Long-Term Investments (Cost $1,191,840,935)	1,239,185,530

Shares
SHORT-TERM INVESTMENTs - 2.2%

Money Market Mutual Funds - 2.2%
4,797,194	Dreyfus Institutional Cash Advantage Fund, 0.15% «	4,797,194
23,288,773	Short-Term Investments Trust - Liquid Assets Portfolio, 0.16% «	23,288,773
	Total Short-Term Investments (Cost $28,085,967)	28,085,967

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 10.9%

	Commercial Paper - 0.2%
$2,837,710	Atlantic East Funding LLC, 0.595%, 03/25/2013 † **	1,872,176
	Total Commercial Paper (Cost $2,837,710)	1,872,176
Shares
	Investment Companies - 10.7%
135,218,513	Mount Vernon Securities Lending Trust Prime Portfolio, 0.31% «	135,218,513
	Total Investment Companies (Cost $135,218,513)	135,218,513

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $138,056,223)	137,090,689
	Total Investments (Cost $1,357,983,125) - 111.5%	1,404,362,186

	Asset Relating to Securities Lending Investments - 0.1%
	Support Agreement ** ^ α †	965,534
	Total (Cost $0)	965,534
	Liabilities in Excess of Other Assets - (11.6)%	(146,346,451)
	TOTAL NET ASSETS - 100.0%	$1,258,981,269

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$153,191,941	$-	$153,191,941
Taxable Municipal Bonds	-	64,235,218	-	64,235,218
Other Government Related Securities	-	30,422,144	-	30,422,144
Corporate Debt Securities	-	442,470,580	1,607	442,472,187
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	325,618,198	-	325,618,198
Residential Mortgage-Backed Securities - Non - U.S. Government Agency Issues	-	70,877,790	-	70,877,790
Asset Backed Securities	-	51,544,887	-	51,544,887
Commercial Mortgage-Backed Securities	-	100,823,165	-	100,823,165
Total Fixed Income	-	1,239,183,923	1,607	1,239,185,530

Short-Term Investments
Money Market Mutual Funds	28,085,967	-	-	28,085,967
Total Short-Term Investments	28,085,967	-	-	28,085,967

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	1,872,176	-	1,872,176
Money Market Mutual Fund	135,218,513	-	-	135,218,513
Total Investments Purchased with
Cash Proceeds from Securities Lending	135,218,513	1,872,176	-	137,090,689

Total Investments	$163,304,480	$1,241,056,099	$1,607	$1,404,362,186

Asset Relating to Securities Lending Investments	$-	$965,534	$-	$965,534

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  One security that is priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$1,607
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of June 30, 2012	$1,607

* Transfers between levels are recognized at the end of the reporting period.

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 96.2%

U.S. Treasury Securities - 11.0%
	U.S. Treasury Bonds: @
$63,150,000	2.375%, 07/31/2017	$68,192,149
12,675,000	6.250%, 08/15/2023	18,410,437
35,775,000	5.250%, 11/15/2028	50,347,732
43,525,000	4.375%, 02/15/2038	57,752,234
		194,702,552
U.S. Government Agency Securities - 1.5%
	Federal National Mortgage Association (FNMA):
15,075,000	1.000%, 07/28/2017	15,067,176
10,975,000	1.250%, 01/30/2017 @	11,147,999
		26,215,175
Taxable Municipal Bonds - 2.4%
625,000	Bellevue California Union School District,
	5.000%, 08/01/2028	649,644
	California Qualified School Construction Bonds:
1,500,000	5.041%, 07/01/2020	1,691,805
1,700,000	7.155%, 03/01/2027	1,970,045
2,000,000	California State,
	5.500%, 03/01/2016	2,258,340
1,500,000	Central Valley Support Joint Powers Agency,
	5.676%, 09/01/2024	1,660,695
1,250,000	Colton Joint Unified School District,
	6.008%, 08/01/2026	1,380,263
1,300,000	Contra Costa County California Pension Obligation,
	5.140%, 06/01/2017	1,448,551
1,000,000	Davie Florida Water & Sewer Revenue,
	6.599%, 10/01/2030 (Callable 10/01/2020)	1,149,510
1,000,000	Elgin Ohio LOC School District,
	5.499%, 08/31/2027 (Callable 12/01/2019)	1,067,770
	Illinois State:
2,000,000	4.026%, 03/01/2014	2,068,280
1,600,000	4.421%, 01/01/2015	1,682,032
2,000,000	4.961%, 03/01/2016	2,152,000
3,000,000	5.163%, 02/01/2018	3,250,680
3,000,000	North East Independent School District Texas,
	5.240%, 08/01/2027	3,489,150
2,900,000	Port of Oakland,
	5.000%, 11/01/2020	3,163,842
1,515,000	San Dieguito California Public Facilities,
	6.459%, 05/01/2027	1,777,746
2,000,000	State Public School Building Authorities Revenue,
	5.000%, 09/15/2027	2,228,060
1,350,000	Three Rivers Ohio LOC School District,
	5.209%, 09/15/2027 (Callable 12/01/2020)	1,452,155
3,420,000	Tobacco Settlement Authority Iowa,
	6.500%, 06/01/2023 (Callable 06/01/2015)	3,290,792
4,000,000	West Contra Costa Unified School District,
	6.250%, 08/01/2030	4,351,080
1,160,000	Westlake Ohio City School District,
	5.227%, 12/01/2026 (Callable 12/01/2020)	1,291,080
		43,473,520
Other Government Related Securities - 2.0%
2,556,000	Corp Andina de Fomento,
	4.375%, 06/15/2022 f	2,610,780
9,000,000	Eksportfinans ASA,
	2.000%, 09/15/2015 f	8,054,514
	Export-Import Bank of Korea Notes: f
3,500,000	5.875%, 01/14/2015	3,826,599
1,000,000	4.000%, 01/29/2021	1,032,223
100,000	Korea Development Bank,
	5.300%, 01/17/2013 f	101,896
240,000	Korea Electric Power Corporation,
	6.750%, 08/01/2027 f	296,874
	Korea Hydro & Nuclear Power Co., Ltd.: f
1,000,000	6.250%, 06/17/2014 (Acquired 03/21/2011, Cost $1,062,700) *	1,075,622
500,000	3.125%, 09/16/2015 (Acquired 09/09/2010, Cost $493,770) *	510,880
150,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	154,755
	Petrobras International Finance Company: f
4,100,000	3.875%, 01/27/2016	4,233,004
3,200,000	5.375%, 01/27/2021	3,448,867
	Petroleos Mexicanos: f
2,500,000	4.875%, 01/24/2022 (Acquired 01/17/2012, Cost $2,477,975) *	2,700,000
4,000,000	6.500%, 06/02/2041 (Acquired 10/12/2011 through 10/13/2011, Cost $4,129,885) *	4,670,000
1,885,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	1,937,390
		34,653,404
Corporate Bonds - 43.7%

Industrials - 14.2%
700,000	Acuity Brands Lighting Inc.,
	6.000%, 12/15/2019	791,275
3,000,000	Ameritech Capital Funding Corporation,
	6.450%, 01/15/2018	3,447,597
	Anadarko Petroleum Corporation:
2,225,000	5.950%, 09/15/2016 @	2,524,881
968,000	6.375%, 09/15/2017	1,124,462
3,700,000	8.700%, 03/15/2019	4,836,510
2,500,000	Anglo American Capital PLC,
	9.375%, 04/08/2019 (Acquired 09/20/2011, Cost $3,205,933) * f	3,313,050
2,000,000	ArcelorMittal,
	6.250%, 02/25/2022 f	1,958,816
5,000,000	Aristotle Holding, Inc.,
	3.500%, 11/15/2016 (Acquired 11/14/2011 through 03/28/2012, Cost $5,041,148) *	5,264,320
1,000,000	AT&T Inc.,
	5.550%, 08/15/2041	1,191,957
284,020	Atlas Air, Inc. Pass-Through Certificates,
	Series 2000-1, 8.707%, 07/02/2021	284,020
2,000,000	Beam, Inc.,
	3.250%, 05/15/2022 @	2,011,524
1,000,000	Bemis Company, Inc.,
	4.500%, 10/15/2021	1,079,234
1,500,000	BP Capital Markets PLC,
	4.750%, 03/10/2019 f	1,697,536
1,500,000	Browning-Ferris Industries Inc.,
	9.250%, 05/01/2021	1,968,984
	Bunge Limited Finance Corporation:
625,000	5.350%, 04/15/2014	659,500
2,527,000	5.100%, 07/15/2015	2,700,345
3,000,000	3.200%, 06/15/2017	3,006,645
1,105,000	8.500%, 06/15/2019	1,379,530
1,950,000	Bunge NA Finance LP,
	5.900%, 04/01/2017	2,181,422
2,000,000	CenturyLink Inc.,
	5.150%, 06/15/2017	2,046,234
3,544,000	Chesapeake Energy Corporation,
	6.500%, 08/15/2017 @	3,526,280
50,000	Clear Channel Communications,
	5.500%, 12/15/2016 @	24,875
1,000,000	CNPC HK Overseas Capital Ltd,
	5.950%, 04/28/2041 (Acquired 04/20/2011, Cost $978,120) * f @	1,215,918
1,025,000	Comcast Cable Holdings, LLC,
	7.875%, 08/01/2013	1,094,386
	Comcast Corporation:
350,000	6.500%, 01/15/2017	416,665
2,000,000	4.650%, 07/15/2042	2,000,916
875,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	877,257
	Computer Sciences Corporation: @
3,500,000	5.000%, 02/15/2013	3,587,500
3,375,000	5.500%, 03/15/2013	3,459,375
845,000	ConocoPhillips Canada Funding Company I,
	5.950%, 10/15/2036 f	1,061,623
45,305	Continental Airlines, Inc. Pass-Through Certificates,
	Series 1997-4, Class A, 6.900%, 01/02/2018	47,684
175,000	CSX Corporation,
	6.220%, 04/30/2040	215,819
1,000,000	D.R. Horton, Inc.,
	4.750%, 05/15/2017 @	1,030,625
5,000,000	Daimler Finance North America LLC,
	1.071%, 03/28/2014 (Acquired 04/23/2012, Cost $4,971,144) *	4,988,160
3,500,000	Danone,
	3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,511,911
	Deutsche Telekom International Finance B.V.: f
2,450,000	3.125%, 04/11/2016 (Acquired 11/09/2011, Cost $2,484,947) *	2,534,047
825,000	8.750%, 06/15/2030	1,145,127
	Donnelley (R.R.) & Sons Co.:
1,250,000	8.600%, 08/15/2016	1,325,000
1,200,000	6.125%, 01/15/2017 @	1,134,000
500,000	Encana Corporation,
	6.500%, 05/15/2019 f	595,466
198,369	FedEx Corporation Pass-Through Certificates,
	Series B2, 7.110%, 01/02/2014	208,287
500,000	First Data Corporation,
	9.875%, 09/24/2015 @	506,250
2,325,000	Fiserv, Inc.,
	3.125%, 06/15/2016	2,396,826
	Ford Motor Credit Company LLC:
2,000,000	3.875%, 01/15/2015	2,059,628
3,000,000	3.000%, 06/12/2017 @	2,983,473
1,050,000	France Telecom SA,
	2.750%, 09/14/2016 f @	1,069,983
	Georgia-Pacific LLC:
3,500,000	8.250%, 05/01/2016 (Acquired 10/13/2011 through 05/15/2012, Cost $3,821,101) *	3,855,505
1,000,000	5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $994,130) *	1,160,369
7,115,000	Glencore Funding LLC,
	6.000%, 04/15/2014 (Acquired 03/31/2004 through 06/19/2012, Cost $7,356,247) *	7,479,437
975,000	GTE Corporation,
	8.750%, 11/01/2021	1,368,628
2,200,000	Hanson Australia Funding,
	5.250%, 03/15/2013 f	2,249,500
2,375,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	2,529,375
4,100,000	Health Management Association,
	6.125%, 04/15/2016	4,346,000
4,000,000	Hewlett-Packard Co.,
	4.650%, 12/09/2021	4,192,816
425,000	Highmark Inc. Notes,
	6.800%, 08/15/2013 (Acquired 10/28/2010 through 11/24/2010, Cost $445,520) *	443,377
92,000	Historic Time Warner Inc.,
	6.875%, 06/15/2018	113,354
3,563,000	Hutchison Whampoa International Ltd.,
	4.625%, 09/11/2015 (Acquired 08/19/2010 through 12/28/2011, Cost $3,717,178) * f	3,808,640
2,000,000	Hyundai Capital Services Inc.,
	3.500%, 09/13/2017 (Acquired 03/06/2012, Cost $1,992,580) * f	2,016,868
1,114,000	International Paper Company,
	7.400%, 06/15/2014	1,234,565
1,150,000	Johnson Controls Inc.,
	5.250%, 12/01/2041	1,275,307
5,100,000	Kinross Gold Corporation,
	6.875%, 09/01/2041 f	5,175,607
1,000,000	Kraft Foods Group Inc,
	5.000%, 06/04/2042 (Acquired 05/30/2012, Cost $992,930) *	1,058,376
	Lafarge SA: f
1,375,000	6.500%, 07/15/2016	1,485,000
875,000	7.125%, 07/15/2036	866,250
	Martin Marietta Materials, Inc.:
475,000	6.600%, 04/15/2018	523,861
450,000	6.250%, 05/01/2037	442,324
	Masco Corporation: @
2,150,000	6.125%, 10/03/2016	2,294,480
1,000,000	7.125%, 03/15/2020	1,103,360
250,000	Nabors Industries, Inc.,
	6.150%, 02/15/2018	286,890
2,655,000	National Oilwell Varco Inc.,
	Series B, 6.125%, 08/15/2015	2,696,028
2,675,000	New Cingular Wireless Services, Inc.,
	8.750%, 03/01/2031	4,074,095
244,000	Nextel Communications, Series E,
	6.875%, 10/31/2013	244,915
3,000,000	Oi S.A.,
	5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * f @	3,057,000
50,000	Pactiv Corporation,
	7.950%, 12/15/2025 @	40,000
200,000	PCCW-HKT Capital II Ltd.,
	6.000%, 07/15/2013 (Acquired 07/10/2003, Cost $199,066) * f	207,549
775,000	PCCW-HKT Capital III Ltd.,
	5.250%, 07/20/2015 (Acquired 09/29/2008 through 12/20/2010, Cost $785,445) * f	827,345
75,000	Pearson Dollar Finance PLC,
	5.700%, 06/01/2014 (Acquired 09/29/2008, Cost $74,300) * f	80,357
3,000,000	Petrohawk Energy Corporation,
	7.875%, 06/01/2015	3,118,692
3,000,000	Phillips 66,
	2.950%, 05/01/2017 (Acquired 03/07/2012, Cost $2,999,460) *	3,082,704
	Plum Creek Timberlands, L.P.:
1,200,000	5.875%, 11/15/2015	1,329,580
1,200,000	4.700%, 03/15/2021	1,246,803
	POSCO: f
3,725,000	8.750%, 03/26/2014 (Acquired 09/23/2011 through 01/11/2012, Cost $4,074,754) *	4,121,053
2,175,000	4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365) *	2,228,005
2,000,000	Reliance Holdings USA Inc.,
	4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	1,879,568
4,000,000	Republic Services, Inc.,
	3.550%, 06/01/2022	4,043,236
1,077,000	Rio Tinto Alcan, Inc.,
	5.200%, 01/15/2014 f	1,140,059
4,825,000	Rio Tinto Financial USA Ltd.,
	6.500%, 07/15/2018 f	5,946,986
2,250,000	Sealed Air Corp.,
	8.375%, 09/15/2021 (Acquired 09/16/2011 through 09/19/2011, Cost $2,290,204) *	2,542,500
610,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/08/2009, Cost $545,581) * f	753,581
1,000,000	Sonoco Products Co.,
	4.375%, 11/01/2021	1,054,765
	Sprint Capital Corporation:
675,000	6.900%, 05/01/2019 @	634,500
300,000	8.750%, 03/15/2032	273,000
200,000	Sprint Nextel Corporation,
	6.000%, 12/01/2016 @	191,500
1,031,000	SunGard Data Systems Inc.,
	4.875%, 01/15/2014	1,061,930
701,000	Sunoco, Inc. Senior Unsecured Notes,
	5.750%, 01/15/2017	744,746
1,000,000	Sunoco Logistics Partners Operations LP,
	6.100%, 02/15/2042	1,031,040
2,635,000	TCI Communications, Inc.,
	8.750%, 08/01/2015	3,214,998
3,629,000	Teck Resources Limited,
	10.250%, 05/15/2016 f	4,050,871
	Telecom Italia Capital, SA: f
340,000	4.950%, 09/30/2014	337,450
4,100,000	5.250%, 10/01/2015	4,059,000
2,375,000	7.200%, 07/18/2036	2,012,813
	Telefonica Emisiones S.A.U.: f
3,950,000	6.421%, 06/20/2016	3,790,436
4,942,000	6.221%, 07/03/2017	4,639,515
1,000,000	5.462%, 02/16/2021	870,793
100,000	7.045%, 06/20/2036	87,429
1,200,000	The ADT Corp,
	3.500%, 07/15/0202 (Acquired 06/27/2012, Cost $1,197,168) *	1,204,027
835,000	The Dow Chemical Co.,
	4.125%, 11/15/2021	895,624
	Time Warner, Inc.:
2,300,000	7.250%, 10/15/2017	2,866,442
2,875,000	7.625%, 04/15/2031	3,713,468
358,000	7.700%, 05/01/2032 @	467,489
2,000,000	Toyota Motor Credit Corporation,
	2.050%, 01/12/2017	2,044,274
	Transocean Inc.: f
2,000,000	6.375%, 12/15/2021 @	2,287,538
675,000	6.800%, 03/15/2038	758,942
500,000	Tyco Electronics Group S.A.,
	7.125%, 10/01/2037 f	677,418
	United AirLines, Inc. Pass-Through Certificates:
116,346	Series 1991-A, Class A-2, 10.020%, 03/22/2014	60,791
155,852	Series 2000-2, Class C, 7.762%, 04/29/2049 § † **	4,675
480,107	U.S. Airways Pass-Through Trust,
	Series 1998-1, Class B, 7.350%, 07/30/2019	470,505
322,000	USX Corporation,
	9.125%, 01/15/2013	334,443
	Vale Overseas Limited: f
3,850,000	6.250%, 01/23/2017	4,378,578
2,700,000	4.375%, 01/11/2022	2,749,472
300,000	8.250%, 01/17/2034	382,842
250,000	6.875%, 11/21/2036 @	289,988
500,000	Vodafone Group PLC,
	6.150%, 02/27/2037 f	639,063
	Vulcan Materials Co.:
200,000	6.400%, 11/30/2017	209,500
1,000,000	7.000%, 06/15/2018	1,065,000
500,000	7.150%, 11/30/2037	473,750
1,250,000	Weatherford International Ltd.,
	6.750%, 09/15/2040 f	1,403,010
505,000	Westvaco Corporation,
	9.750%, 06/15/2020	637,516
1,000,000	Weyerhaeuser Company,
	7.250%, 07/01/2013	1,057,235
1,034,000	Williams Companies Inc.,
	7.875%, 09/01/2021	1,305,868
	Woodside Finance Ltd.: f
400,000	5.000%, 11/15/2013 (Acquired 11/26/2010, Cost $414,016) *	417,037
1,000,000	8.125%, 03/01/2014 (Acquired 02/24/2009, Cost $999,690) *	1,098,072
4,000,000	WPX Energy Inc.,
	6.000%, 01/15/2022 (Acquired 11/07/2011 through 11/16/2011, Cost $3,985,000) *	3,980,000
4,587,000	Xerox Corporation,
	8.250%, 05/15/2014	5,114,638
2,000,000	Xstrata Canada Corp.,
	5.375%, 06/01/2015 f	2,168,678
2,000,000	Xstrata Canada Financial Corp.,
	4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,066,486
		251,732,023
Utility - 6.7%
500,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	5.750%, 10/15/2019 (Acquired 09/22/2009, Cost $498,175) *	538,064
1,816,000	Ameren Corporation,
	8.875%, 05/15/2014	2,022,822
1,025,000	Appalachian Power Company Senior Unsecured Notes,
	6.700%, 08/15/2037	1,306,123
1,150,000	Arizona Public Service Senior Unsecured Notes,
	8.750%, 03/01/2019	1,520,874
4,000,000	Centrais Eletricas Brasileiras SA,
	5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * f @	4,372,000
300,000	Chesapeake Midstream Partners LP / CHKM Finance Corp,
	6.125%, 07/15/2022 @	294,000
	CMS Energy Corporation:
3,000,000	4.250%, 09/30/2015	3,119,040
1,000,000	5.050%, 03/15/2022	1,037,238
5,200,000	Comision Federal de Electricidad,
	5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * f	5,460,000
750,000	Constellation Energy Group Inc.,
	4.550%, 06/15/2015	805,439
	DCP Midstream, LLC:
4,835,000	9.750%, 03/15/2019 (Acquired 02/29/2012 through 03/30/2012, Cost $6,278,881) *	6,268,133
2,245,000	4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,252,453) *	2,372,049
1,880,000	Dominion Resources, Inc.,
	5.950%, 06/15/2035	2,327,335
2,500,000	El Paso Pipeline Partners Operating Co LLC,
	7.500%, 11/15/2040	3,167,882
500,000	Enel Finance International,
	6.800%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008, Cost $498,897) * f	432,576
	Energy Transfer Partners:
125,000	6.125%, 02/15/2017	140,491
1,189,000	9.700%, 03/15/2019	1,524,562
1,000,000	5.200%, 02/01/2022	1,070,912
223,000	Entergy Arkansas, Inc.,
	5.000%, 07/01/2018	222,504
500,000	Exelon Corporation,
	4.900%, 06/15/2015	543,441
	Exelon Generation Company, LLC:
4,350,000	6.200%, 10/01/2017	5,015,167
5,800,000	5.600%, 06/15/2042 (Acquired 06/13/2012, Cost $5,789,154) *	5,904,273
3,000,000	Florida Gas Transmission Company, LLC,
	3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) * @	3,015,756
2,500,000	FPL Group Capital, Inc.,
	Series D, 7.300%, 09/01/2067 @	2,653,125
248,284	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Acquired 11/21/2008, Cost $244,400) *	253,468
3,000,000	Gulf South Pipeline Company, L.P.,
	4.000%, 06/15/2022 (Acquired 06/07/2012, Cost $2,989,230) *	2,985,315
1,000,000	IPALCO Enterprises Inc.,
	5.000%, 05/01/2018 @	1,012,500
1,875,000	KeySpan Corp.,
	8.000%, 11/15/2030	2,585,454
	Kinder Morgan Energy Partners, L.P.:
1,658,000	9.000%, 02/01/2019	2,141,763
400,000	6.500%, 02/01/2037	450,204
350,000	6.950%, 01/15/2038 @	413,925
	Kinder Morgan Finance: @
1,685,000	5.700%, 01/05/2016 f	1,773,463
1,000,000	6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,040,000
19,829	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004, Cost $19,829) *	20,046
2,800,000	Mega Advance Investments Ltd,
	5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,820,998) * f @	2,972,550
3,375,000	National Grid PLC,
	6.300%, 08/01/2016 f	3,893,872
	National Rural Utilities Corporation:
6,498,000	10.375%, 11/01/2018	9,415,505
125,000	8.000%, 03/01/2032	183,637
1,583,000	Nisource Finance Corp.,
	5.400%, 07/15/2014	1,705,975
1,000,000	NuStar Logistics L.P.,
	4.800%, 09/01/2020	1,018,866
5,250,000	ONEOK, Inc.,
	4.250%, 02/01/2022	5,498,104
	PPL Energy Supply, LLC:
1,350,000	Series A, 5.700%, 10/15/2015	1,464,936
1,950,000	6.200%, 05/15/2016 @	2,185,572
3,077,000	PSE&G Power LLC,
	5.320%, 09/15/2016 @	3,469,948
3,500,000	Public Service Company Of New Mexico,
	7.950%, 05/15/2018	4,191,253
220,953	RGS (I&M) Funding Corporation Debentures,
	9.820%, 12/07/2022	276,118
	Rockies Express Pipeline LLC:
850,000	3.900%, 04/15/2015 (Acquired 09/15/2011, Cost $861,288) *	818,125
2,000,000	6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,038,091) * @	1,960,000
2,695,000	5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,702,471) * @	2,452,450
300,000	Southern Natural Gas,
	5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $299,502) *	343,441
4,395,000	Spectra Energy Capital LLC,
	5.668%, 08/15/2014	4,755,425
1,489,000	Veolia Environnement SA,
	6.000%, 06/01/2018 f	1,648,241
	Williams Partners L.P.:
2,000,000	7.250%, 02/01/2017 @	2,396,418
500,000	6.300%, 04/15/2040	592,155
		119,052,535
Finance - 22.8%
1,045,000	Abbey National Treasury Services PLC,
	3.875%, 11/10/2014 (Acquired 02/25/2010 through 12/29/2011, Cost $1,027,471) *	1,029,507
5,000,000	ABN AMRO Bank N.V.,
	4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $4,995,100) * f	5,090,750
2,000,000	AIG SunAmerica Global Financing X,
	6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,136,722) *	2,413,784
175,000	Allstate Corporation,
	5.350%, 06/01/2033 @	196,871
	Ally Financial Inc.:
250,000	6.750%, 12/01/2014 @	263,732
1,065,000	8.300%, 02/12/2015	1,160,850
3,000,000	5.500%, 02/15/2017 @	3,047,223
	American Express Credit Corporation:
935,000	Series C, 7.300%, 08/20/2013	999,665
1,040,000	2.750%, 09/15/2015	1,085,228
	American General Finance Corporation:
325,000	5.850%, 06/01/2013 @	312,000
1,000,000	6.900%, 12/15/2017	798,120
	American International Group, Inc.: @
2,500,000	3.800%, 03/22/2017	2,548,475
3,000,000	4.875%, 06/01/2022	3,069,666
225,000	AmSouth Bancorp,
	6.750%, 11/01/2025	214,234
620,000	ANZ National (Int'l) LTD,
	6.200%, 07/19/2013 (Acquired 01/31/2012, Cost $647,114) * f	649,555
2,500,000	AON Corporation,
	3.500%, 09/30/2015	2,612,567
975,000	Arden Realty LP,
	5.250%, 03/01/2015	1,051,356
2,464,000	ASIF Global Financing XIX,
	4.900%, 01/17/2013 (Acquired 09/28/2011 through 12/06/2011, Cost $2,493,141) *	2,486,560
4,325,000	Associates Corporation of North America,
	6.950%, 11/01/2018	4,876,481
2,250,000	Australia and New Zealand Banking Group Limited,
	3.250%, 03/01/2016 (Acquired 02/22/2011 through 09/14/2011, Cost $2,242,204) * f	2,333,225
1,000,000	Banco Santander (Brasil) S.A.,
	4.625%, 02/13/2017 (Acquired 02/06/2012, Cost $994,140) * f	985,000
200,000	BankAmerica Capital II,
	Series 2, 8.000%, 12/15/2026	204,560
1,400,000	BankAmerica Institutional,
	8.070%, 12/31/2026 (Acquired 07/22/2010 through 08/16/2011, Cost $1,363,048) *	1,430,450
2,675,000	Bank of America Corporation Subordinated Notes,
	10.200%, 07/15/2015	3,028,055
2,060,000	Banponce Trust I,
	Series A, 8.327%, 02/01/2027	1,489,977
6,850,000	Barclays Bank PLC,
	6.750%, 05/22/2019 f	7,990,840
3,500,000	Berkshire Hathaway Finance Corporation,
	4.400%, 05/15/2042	3,589,978
	Capital One Financial Corporation:
2,500,000	7.375%, 05/23/2014	2,746,290
1,015,000	3.150%, 07/15/2016 @	1,051,134
125,000	6.150%, 09/01/2016	139,747
	CIT Group, Inc.:
571,000	7.000%, 05/02/2016 (Acquired 11/27/2007 through 08/02/2010, Cost $571,000) *	572,427
1,574,035	7.000%, 05/02/2017 (Acquired 09/15/2011 through 12/20/2011, Cost $1,572,785) *	1,576,986
500,000	5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $500,000) * @	513,750
700,000	Citigroup Capital XXI,
	8.300%, 12/21/2057	701,750
	Citigroup, Inc.:
1,954,000	6.010%, 01/15/2015	2,099,423
1,800,000	4.450%, 01/10/2017	1,886,837
	CNA Financial Corporation:
1,000,000	6.500%, 08/15/2016	1,125,273
3,500,000	5.875%, 08/15/2020 @	3,848,789
	Comerica Bank:
3,200,000	5.750%, 11/21/2016	3,615,719
2,855,000	5.200%, 08/22/2017	3,196,038
5,000,000	Commonwealth Bank of Australia,
	5.000%, 10/15/2019 (Acquired 03/02/2012, Cost $5,405,649) * f	5,493,145
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect: f
2,000,000	3.375%, 01/19/2017	2,058,374
4,150,000	3.875%, 02/08/2022	4,221,517
2,100,000	Countrywide Financial Corporation,
	6.250%, 05/15/2016	2,185,676
6,966,000	Credit Suisse New York,
	5.300%, 08/13/2019 f	7,837,105
7,850,000	Dresdner Bank AG,
	7.250%, 09/15/2015 f	7,956,854
500,000	First Empire Capital Trust I,
	8.234%, 02/01/2027	529,412
2,300,000	First Empire Capital Trust II,
	8.277%, 06/01/2027	2,346,000
2,420,000	First Horizon National Corporation,
	5.375%, 12/15/2015	2,553,594
311,551	First National Bank of Chicago Pass-Through Certificates,
	Series 1993-A, 8.080%, 01/05/2018	349,760
1,148,000	FMR LLC,
	4.750%, 03/01/2013 (Acquired 11/28/2011 through 12/15/2011, Cost $1,167,128) *	1,174,263
	General Electric Capital Corporation:
1,000,000	2.300%, 04/27/2017 @	1,006,761
1,150,000	5.625%, 09/15/2017	1,319,710
2,000,000	5.625%, 05/01/2018 @	2,299,080
1,875,000	5.500%, 01/08/2020	2,146,009
8,450,000	4.650%, 10/17/2021	9,383,945
1,000,000	Genworth Financial, Inc.,
	7.625%, 09/24/2021 @	944,834
3,300,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 08/24/2011 through 01/12/2012, Cost $3,298,402) *	3,355,539
	GMAC Inc.:
1,305,000	7.500%, 12/31/2013	1,383,300
984,000	8.000%, 12/31/2018	1,089,780
125,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	118,232
1,805,000	Goldman Sachs Group LP,
	8.000%, 03/01/2013 (Acquired 05/19/2006 through 10/28/2010, Cost $1,852,448) *	1,864,168
3,000,000	HSBC Bank USA NA,
	4.625%, 04/01/2014	3,127,230
1,120,000	HSBC Finance Corporation,
	5.500%, 01/19/2016 @	1,212,901
1,000,000	HSBC Holdings PLC,
	5.250%, 12/12/2012 f	1,018,027
800,000	Humana Inc.,
	7.200%, 06/15/2018	961,352
2,000,000	Hutchison Whampoa International Ltd.,
	3.500%, 01/13/2017 (Acquired 01/10/2012, Cost $1,990,380) * f @	2,073,808
	ING Bank N.V.: f
1,600,000	4.000%, 03/15/2016 (Acquired 03/08/2011 through 09/20/2011, Cost $1,601,109) *	1,610,877
4,800,000	3.750%, 03/07/2017 (Acquired 02/29/2012, Cost $4,775,328) * @	4,777,483
2,500,000	5.000%, 06/09/2021 (Acquired 10/12/2011, Cost $2,468,800) *	2,598,445
	Invesco Ltd.: f
1,380,000	5.375%, 02/27/2013	1,416,057
5,781,000	5.375%, 12/15/2014	6,231,762
10,400,000	Irish Life & Permanent Group Holdings PLC,
	3.600%, 01/14/2013 (Acquired 12/01/2010 through 02/28/2012, Cost $10,037,601) * f	10,078,578
400,000	Istar Financial, Inc.,
	5.850%, 03/15/2017	353,000
875,000	Jefferies Group, Inc.,
	6.450%, 06/08/2027	831,250
1,000,000	Jefferson-Pilot Corp.,
	4.750%, 01/30/2014	1,039,174
1,500,000	John Hancock Mutual Life Insurance Company,
	7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $1,684,219) *	1,824,170
	J.P. Morgan Chase & Co.:
3,100,000	4.250%, 10/15/2020	3,256,594
2,400,000	4.350%, 08/15/2021	2,532,955
4,400,000	4.500%, 01/24/2022 @	4,739,759
2,500,000	Kemper Corporation,
	6.000%, 11/30/2015	2,620,665
	Key Bank NA:
2,000,000	5.800%, 07/01/2014	2,143,972
2,600,000	7.413%, 05/06/2015	2,920,463
820,000	4.950%, 09/15/2015	880,134
1,279,000	5.450%, 03/03/2016	1,420,079
2,670,000	4.625%, 06/15/2018	2,789,058
3,900,000	Kookmin Bank,
	7.250%, 05/14/2014 (Acquired 03/10/2010 through 01/18/2012, Cost $4,167,379) * f	4,270,570
	Liberty Mutual Group Inc.:
980,000	5.750%, 03/15/2014 (Acquired 12/21/2010 through 04/24/2012, Cost $1,013,380) *	1,034,725
500,000	6.500%, 03/15/2035 (Acquired 09/29/2008 through 03/22/2012, Cost $469,391) *	511,502
900,000	10.750%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009, Cost $750,551) *	1,224,000
375,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,079) *	367,773
825,000	Lincoln National Corporation,
	6.050%, 04/20/2067	754,875
	Lloyds TSB Bank PLC: f
2,000,000	4.200%, 03/28/2017 @	2,063,014
6,350,000	5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,419,186) *	6,788,220
2,189,000	M&I Marshall & Ilsley Bank,
	4.850%, 06/16/2015	2,333,997
	Manufacturer and Traders Trust Co.:
500,000	6.625%, 12/04/2017	584,192
265,000	5.585%, 12/28/2020	261,824
	Manulife Financial Corp.: f
2,285,000	3.400%, 09/17/2015	2,348,235
1,590,000	4.900%, 09/17/2020	1,669,818
	Marsh & McLennan Companies, Inc.:
2,400,000	4.850%, 02/15/2013	2,451,319
1,000,000	4.800%, 07/15/2021 @	1,088,872
700,000	MBIA Insurance Corp.,
	14.000%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) * @	378,000
2,335,000	MBNA Capital, Series A,
	8.278%, 12/01/2026	2,392,207
	Merrill Lynch & Company:
100,000	5.000%, 02/03/2014	103,424
800,000	6.875%, 04/25/2018	895,149
725,000	7.750%, 05/14/2038	826,975
500,000	Metlife Capital Trust IV,
	7.875%, 12/15/2037 (Acquired 03/26/2012, Cost $551,146) *	555,000
	MetLife, Inc.:
300,000	Series A, 6.817%, 08/15/2018	365,908
360,000	7.717%, 02/15/2019	455,940
	Metropolitan Life Global Funding I:
1,800,000	2.500%, 09/29/2015 (Acquired 01/19/2012, Cost $1,830,691) *	1,844,865
2,415,000	3.125%, 01/11/2016 (Acquired 09/27/2011 through 06/01/2012, Cost $2,441,807) *	2,530,217
	Morgan Stanley:
2,505,000	4.750%, 04/01/2014 @	2,527,049
650,000	6.000%, 04/28/2015	671,909
300,000	5.375%, 10/15/2015	306,666
2,000,000	4.750%, 03/22/2017 @	1,995,604
1,125,000	6.625%, 04/01/2018	1,176,264
3,000,000	National Australia Bank Ltd,
	3.000%, 07/27/2016 (Acquired 07/20/2011, Cost $2,991,720) * f	3,073,794
3,000,000	National Australia Bank/New York,
	2.750%, 03/09/2017 f @	3,018,189
2,000,000	National City Bank of Cleveland Subordinated Notes,
	5.800%, 06/07/2017	2,276,908
800,000	Nationwide Financial Services Inc.,
	5.900%, 07/01/2012	800,000
100,000	Nationwide Mutual Insurance Company,
	7.875%, 04/01/2033 (Acquired 10/13/2009, Cost $90,349) *	111,758
3,709,000	Navigators Group Inc. Senior Unsecured Notes,
	7.000%, 05/01/2016	3,896,620
575,000	NB Capital Trust IV,
	8.250%, 04/15/2027	587,880
325,000	Nomura Holdings Inc.,
	6.700%, 03/04/2020 f	360,086
8,000,000	Nordea Bank AB,
	3.125%, 03/20/2017 (Acquired 03/14/2012 through 05/09/2012, Cost $8,050,179) * f @	8,034,152
775,000	PHH Corporation,
	7.125%, 03/01/2013	790,500
1,550,000	Principal Life Income Funding Trusts,
	5.100%, 04/15/2014	1,657,235
1,450,000	Protective Life Secured Trust,
	4.300%, 06/01/2013 @	1,491,554
	Prudential Financial Inc.:
2,297,000	6.200%, 01/15/2015	2,521,454
2,000,000	6.000%, 12/01/2017	2,300,406
2,551,000	Prudential Holdings LLC,
	8.695%, 12/18/2023 (Acquired 11/29/2011 through 06/20/2012, Cost $3,135,400) *	3,149,694
7,475,000	Regions Bank,
	7.500%, 05/15/2018	8,409,375
1,400,000	Regions Financing Trust II,
	6.625%, 05/15/2047	1,330,000
3,500,000	Reliance Holdings USA Inc,
	5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,519,633) *	3,499,787
300,000	Santander Financial Issuances,
	7.250%, 11/01/2015 f @	292,194
2,500,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 08/25/2011, Cost $2,427,330) * f	2,403,902
2,378,000	Schwab Capital Trust I,
	7.500%, 11/15/2037	2,448,270
	SLM Corporation:
425,000	5.125%, 08/27/2012	426,592
7,100,000	5.375%, 05/15/2014	7,348,237
50,000	5.625%, 08/01/2033	42,250
5,500,000	Societe Generale SA,
	5.200%, 04/15/2021 (Acquired 09/20/2011 through 12/09/2011, Cost $4,768,899) * f @	5,256,141
6,156,000	Sovereign Bank,
	8.750%, 05/30/2018	6,674,040
1,500,000	Sumitomo Mitsui Banking Corporation,
	3.150%, 07/22/2015 (Acquired 09/23/2011, Cost $1,550,181) * f	1,575,358
	SunTrust Banks, Inc.:
1,500,000	3.600%, 04/15/2016	1,557,559
4,250,000	3.500%, 01/20/2017 @	4,399,715
3,697,000	7.250%, 03/15/2018	4,278,520
1,000,000	Susa Partnership LP,
	8.200%, 06/01/2017	1,202,073
2,425,000	Svenska Handelsbanken AB,
	2.875%, 04/04/2017 f	2,458,298
3,590,000	Symetra Financial Corporation,
	6.125%, 04/01/2016 (Acquired 10/12/2010 through 11/07/2011, Cost $3,792,210) *	3,670,488
6,000,000	Talent Yield Investments Ltd,
	4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * f	6,138,276
1,000,000	TD Ameritrade Holding Corporation,
	5.600%, 12/01/2019	1,136,618
6,000,000	The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
	2.350%, 02/23/2017 (Acquired 02/14/2012, Cost $5,996,640) * f	6,132,288
600,000	The Bear Stearns Companies LLC,
	5.300%, 10/30/2015	651,098
1,320,000	The Chubb Corp.,
	6.375%, 03/29/2067	1,362,900
	The Goldman Sachs Group, Inc.:
6,500,000	6.150%, 04/01/2018	7,046,520
1,000,000	5.250%, 07/27/2021	1,015,818
300,000	6.750%, 10/01/2037	294,016
	The Hartford Financial Services Group, Inc.:
1,000,000	7.300%, 11/01/2015	1,112,689
2,913,000	5.375%, 03/15/2017 @	3,097,961
3,000,000	4.000%, 10/15/2017	3,012,444
800,000	8.125%, 06/15/2038 @	838,000
	The Royal Bank of Scotland Group PLC: f
705,000	5.000%, 11/12/2013	705,423
350,000	4.875%, 08/25/2014 (Acquired 08/24/2011, Cost $350,969) *	359,849
1,528,000	5.050%, 01/08/2015 @	1,525,645
3,300,000	4.875%, 03/16/2015	3,414,669
2,850,000	6.125%, 01/11/2021 @	3,166,108
4,800,000	UBS AG,
	5.750%, 04/25/2018 f @	5,317,229
1,220,000	UFJ Finance Aruba A.E.C.,
	6.750%, 07/15/2013 f	1,286,507
1,100,000	UnionBanCal Corp.,
	3.500%, 06/18/2022	1,111,064
1,000,000	UnitedHealth Group, Inc.,
	6.000%, 02/15/2018 @	1,210,045
1,000,000	Unitrin, Inc. Senior Unsecured Notes,
	6.000%, 05/15/2017	1,059,360
8,322,000	Wachovia Bank, NA,
	6.000%, 11/15/2017	9,696,944
3,475,000	WEA Finance LLC,
	7.500%, 06/02/2014 (Acquired 12/28/2011 through 02/24/2012, Cost $3,771,381) *	3,791,527
150,000	Westpac Banking Corporation,
	4.875%, 11/19/2019 f @	162,433
2,600,000	Willis North America Inc.,
	5.625%, 07/15/2015	2,820,919
		405,695,215
Residential Mortgage-Backed Securities - 24.6%

U.S. Government Agency Issues - 21.3%
	Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Through Certificates:
157,683	5.000%, 12/01/2020	169,503
293,129	5.000%, 05/01/2021	315,103
57,901	6.000%, 06/01/2021	63,615
18,670,065	3.000%, 05/01/2027	19,562,225
64,970	6.500%, 12/01/2028	74,333
29,809	6.500%, 06/01/2029	34,104
1,232,341	5.500%, 04/01/2037	1,340,948
713,843	5.500%, 04/01/2038	776,754
1,218,920	5.500%, 05/01/2038	1,325,201
4,629,813	4.500%, 11/01/2039	4,946,691
10,154,425	4.500%, 11/01/2039	10,849,424
20,356,034	4.500%, 08/01/2040	21,774,706
12,045,525	4.500%, 08/01/2040	12,885,013
	Federal Home Loan Mortgage Corporation (FHLMC) Pass-Through Certificates:
87,414	Series 3122, Class VA, 6.000%, 01/15/2017	87,829
1,785,339	Series R010, Class VA, 5.500%, 04/15/2017	1,857,937
267,150	Series R010, Class AB, 5.500%, 12/15/2019	271,305
8,775	Series 1053, Class G, 7.000%, 03/15/2021	10,282
16,213	Series 136, Class E, 6.000%, 04/15/2021	17,725
189,811	Series 2804, Class VC, 5.000%, 07/15/2021	211,641
13,742	Series 1122, Class G, 7.000%, 08/15/2021	16,069
31,377	Series 1186, Class I, 7.000%, 12/15/2021	35,585
8,291	Series 3132, Class MA, 5.500%, 12/15/2023	8,337
	Federal National Mortgage Association (FNMA) Pass-Through Certificates:
8,052	Series 1989-94, Class G, 7.500%, 12/25/2019	9,093
28,134	Series 1990-15, Class J, 7.000%, 02/25/2020	31,333
4,978	Series 1991-21, Class J, 7.000%, 03/25/2021	5,601
97,708	Series 1991-43, Class J, 7.000%, 05/25/2021	110,675
122,198	Series 1991-65, Class Z, 6.500%, 06/25/2021	133,208
1,150,628	5.000%, 11/01/2021	1,245,827
196,221	Series 1992-129, Class L, 6.000%, 07/25/2022	218,593
178,284	Series 2003-33, Class LD, 4.250%, 09/25/2022	180,940
602,011	5.500%, 03/01/2023	662,215
41,961	Series 1993-32, Class H, 6.000%, 03/25/2023	45,855
217,947	Series 1993-58, Class H, 5.500%, 04/25/2023	239,317
276,749	5.500%, 07/01/2023	304,425
400,006	5.500%, 12/01/2023	440,759
89,972	6.000%, 03/01/2026	99,205
371,789	5.000%, 05/01/2028	403,407
48,985	6.500%, 09/01/2028	56,316
105,688	6.500%, 02/01/2029	121,505
56,773	5.500%, 01/01/2032	62,451
4,678,892	5.500%, 04/01/2034	5,140,171
4,743,478	5.500%, 04/01/2034	5,214,887
10,543,849	Series 2004-90, Class LH, 5.000%, 04/25/2034	11,229,117
376,924	Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	386,821
421,011	Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	436,717
1,286,189	Series 2004-W10, Class A4, 5.750%, 08/25/2034	1,317,544
145,959	5.500%, 09/01/2034	160,373
75,144	5.500%, 02/01/2035	82,564
8,891,701	5.000%, 04/01/2035	9,670,108
25,841,704	5.000%, 07/01/2035	28,184,091
15,020,927	5.000%, 02/01/2036	16,335,451
2,953,986	5.000%, 03/01/2036	3,212,508
15,571,093	5.500%, 04/01/2036	17,079,626
521,737	6.000%, 08/01/2037	570,715
6,018,101	4.000%, 08/01/2040	6,415,212
3,680,228	4.000%, 10/01/2040	3,923,072
9,282,268	4.000%, 12/01/2040	10,063,009
7,338,623	3.500%, 01/01/2041	7,721,410
16,633,771	4.000%, 01/01/2041	17,731,368
19,045,355	3.500%, 02/01/2041	20,038,772
28,764,635	4.000%, 02/01/2041	30,662,700
6,954,543	3.500%, 03/01/2041	7,317,296
7,720,853	4.500%, 07/01/2041	8,324,085
17,012,696	4.000%, 09/01/2041	18,140,613
14,102,134	4.000%, 12/01/2041	15,037,084
17,650,000	3.500%, 06/01/2042	18,614,760
	Government National Mortgage Association (GNMA) Pass-Through Certificates:
66,073	6.000%, 12/20/2028	74,538
27,446	6.500%, 01/20/2029	31,830
162,774	Series 2003-2, Class PB, 5.500%, 03/20/2032	168,723
54,281	6.000%, 11/20/2033	61,389
7,799,133	4.500%, 05/20/2040	8,617,582
3,568,710	5.000%, 07/20/2040	3,957,212
20,500,433	4.500%, 01/20/2041	22,640,827
		379,567,230
Non-U.S. Government Agency Issues - 3.3%
8,601,800	Banc of America Mortgage Securities Inc,
	Series 2003-L, Class 2A1, 2.928%, 01/25/2034	8,029,763
	Bank of America Alternative Loan Trust:
2,440,816	Series 2004-1, Class 5A2, 5.500%, 02/25/2019	2,496,740
389,869	Series 2004-2, Class 5A1, 5.500%, 03/25/2019	402,254
2,798,994	Series 2004-8, Class 3A1, 5.500%, 09/25/2019	2,837,233
82,190	Series 2005-2, Class 4A1, 5.500%, 03/25/2020	83,139
1,281,511	Series 2005-4, Class 3A1, 5.500%, 05/25/2020	1,252,797
150,782	Series 2005-8, Class 5A1, 5.500%, 09/25/2020	147,122
315,306	Series 2006-2, Class 6A1, 5.500%, 03/25/2021	308,158
1,409,666	Series 2007-1, Class 1A1, 5.966%, 04/25/2022	1,379,859
5,080,333	Series 2005-2, Class 1CB2, 5.500%, 03/25/2035	4,722,454
312,134	Series 2006-3, Class 6A1, 6.000%, 04/25/2036	309,147
406,020	Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	285,446
	Chase Mortgage Finance Corporation:
38,990	Series 2003-S13, Class A11, 5.500%, 11/25/2033	39,710
922,450	Series 2006-A1, Class 2A3, 5.593%, 09/25/2036 §	716,390
	Citigroup Mortgage Loan Trust, Inc.:
95,776	Series 2005-9, Class 2A2, 5.500%, 11/25/2035	92,138
349,193	Series 2005-9, Class 22A2, 6.000%, 11/25/2035	291,633
	Countrywide Alternative Loan Trust:
764,228	Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	670,997
907,887	Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	800,089
527,285	Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	477,380
887,333	Series 2005-10CB, Class 1A6, 5.500%, 05/25/2035	873,763
248,042	Series 2006-J2, Class A3, 6.000%, 04/25/2036 §	182,301
1,342,392	Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	825,123
2,266,198	Countrywide Home Loan Mortgage Pass Through Trust,
	Series 2005-6, Class 2A1, 5.500%, 04/25/2035	2,057,692
24,167	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-11, Class 5A1, 5.250%, 12/25/2020	24,238
1,403,320	Deutsche ALT-A Securities Inc. Alternate Loan Trust,
	Series 2005-3, Class 4A5, 5.250%, 06/25/2035	1,287,750
217,426	Deutsche Mortgage Securities Inc.,
	Series 2006-AR5, Class 21A, 6.000%, 10/25/2021 §	171,607
	First Horizon Alternative Mortgage Securities:
458,131	Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	440,751
1,318,553	Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037	1,245,993
3,493,186	GSR Mortgage Loan Trust,
	Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	3,610,162
	J.P. Morgan Alternative Loan Trust:
1,949,792	Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	1,840,401
184,410	Series 2006-A1, Class 2A1, 2.789%, 03/25/2036 §	106,442
1,753,845	Series 2006-S2, Class A2, 5.810%, 05/25/2036	1,741,535
300,000	Series 2006-S3, Class A3A, 6.000%, 08/25/2036	252,932
	J.P. Morgan Mortgage Trust:
632,503	Series 2006-A7, Class 2A4R, 2.720%, 01/25/2037 §	445,472
14,307,108	Series 2007-A2, Class 2A3, 2.857%, 04/25/2037	10,430,196
	Master Alternative Loans Trust:
371,957	Series 2004-1, Class 1A1, 5.000%, 01/25/2019	382,100
1,096,585	Series 2004-5, Class 4A1, 5.500%, 07/25/2019	1,162,121
1,778,522	Series 2005-3, Class 4A1, 5.500%, 03/25/2020	1,789,590
109,802	Series 2003-5, Class 6A1, 6.000%, 08/25/2033	116,980
533,991	Master Asset Securitization Trust,
	Series 2005-2, Class 1A1, 5.250%, 11/25/2035	532,579
89,597	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	90,400
867,176	Residential Accredit Loans, Inc.,
	Series 2005-QS2, Class A-1, 5.500%, 02/25/2035	779,199
1,202,653	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	1,220,471
	Washington Mutual, Inc. Pass-Through Certificates:
168,665	Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	175,064
149,610	Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	154,524
308,332	Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	322,567
83,681	Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	87,309
147,610	Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	153,860
182,159	Wells Fargo Alternative Loan Trust,
	Series 2007-PA1, Class A4, 6.000%, 03/25/2037 §	129,339
		57,974,910
Asset Backed Securities - 1.7%
25,615	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-2, Class A6, 6.450%, 12/25/2027	25,046
	Bayview Financial Acquisition Trust:
655,993	Series 2007-A, Class 1A2, 6.205%, 05/28/2037	663,047
150,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	67,989
	Countrywide Asset-Backed Certificates:
166,279	Series 2004-12, Class AF6, 4.634%, 03/25/2035	162,664
1,038,321	Series 2004-15, Class AF6, 4.613%, 04/25/2035	977,018
3,129,358	Series 2005-7, Class AF6, 4.693%, 08/25/2035	2,779,969
1,826,200	Series 2005-11, Class AF3, 4.778%, 02/25/2036	1,467,124
486,272	Series 2005-10, Class AF6, 4.915%, 02/25/2036	411,685
1,684,896	Series 2005-13, Class AF3, 5.430%, 04/25/2036	1,238,196
237,358	Series 2006-S9, Class A3, 5.728%, 08/25/2036	207,614
144,939	Series 2007-S1, Class A6, 5.693%, 11/25/2036	117,132
285,327	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	271,060
229,560	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 §	149,788
183,102	Series 2007-S2, Class A2, 5.649%, 05/25/2037	164,178
300,000	Series 2007-4, Class A3, 5.714%, 09/25/2037	126,539
1,300,000	Series 2006-10, Class 1AF3, 5.767%, 09/25/2046	733,136
616,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	345,162
1,536,557	Credit Based Asset Servicing and Securitization LLC,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	1,386,322
2,989	GE Capital Mortgage Services, Inc.,
	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	2,922
	Green Tree Financial Corporation:
24,215	Series 1993-4, Class A5, 7.050%, 01/15/2019	24,468
10,149	Series 1997-1, Class A5, 6.860%, 03/15/2028	10,625
37,555	Series 1997-4, Class A5, 6.880%, 02/15/2029	39,320
505,029	Series 1997-5, Class A6, 6.820%, 05/15/2029	528,982
585,275	Series 1998-3, Class A5, 6.220%, 03/01/2030	639,119
251,026	Series 1998-4, Class A5, 6.180%, 04/01/2030	259,265
1,927,760	Home Equity Asset Trust,
	Series 2006-4, Class 2A3, 0.415%, 08/25/2036	1,757,938
	J.P. Morgan Mortgage Acquisition Corp:
3,293,162	Series 2007-CH4, Class A2, 0.305%, 05/25/2037	3,179,176
10,000,000	Series 2007-CH1, 0.479%, 11/25/2036	7,499,230
36,557	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.450%, 11/15/2017	33,874
1,038,866	Option One Mortgage Loan Trust,
	Series 2005-4, Class A3, 0.505%, 11/25/2035	993,750
	Renaissance Home Equity Loan Trust:
221,877	Series 2005-1, Class AF6, 4.970%, 05/25/2035	198,651
819,000	Series 2006-2, Class AF3, 5.797%, 08/25/2036	345,186
712,467	Series 2006-3, Class AF2, 5.580%, 11/25/2036	377,654
500,000	Series 2007-1, Class AF2, 5.512%, 04/25/2037	196,966
300,000	Series 2007-1, Class AF3, 5.612%, 04/25/2037	124,011
1,500,000	Series 2007-2, Class AF2, 5.675%, 06/25/2037	608,429
107,613	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS10, Class AI7, 4.850%, 11/25/2033	106,123
	Residential Asset Securities Corporation:
142,030	Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	124,333
108,212	Series 2003-KS9, Class AI6, 4.710%, 11/25/2033	94,297
1,050,013	Series 2006-EMX8, Class 1A2, 0.365%, 10/25/2036	992,476
		29,430,464
Commercial Mortgage-Backed Securities - 9.3%
16,160,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	17,805,104
13,222,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.394%, 07/15/2044	14,713,772
	Commercial Mortgage Pass-Through Certificates:
5,987,000	Series 2005-C6, Class A5A, 5.116%, 06/10/2044	6,611,163
16,923,000	Series 2012-CR1, Class A3, 3.391%, 05/15/2045	17,207,323
16,925,000	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, Class A4, 5.100%, 08/15/2038	18,661,251
	GE Capital Commercial Mortgage Corporation:
1,593,960	Series 2003-C2, Class A4, 5.145%, 07/10/2037	1,637,219
1,600,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	1,704,770
12,795,000	Series 2005-C4, Class A4, 5.305%, 11/10/2045	14,304,285
	GMAC Commercial Mortgage Securities, Inc.:
1,654,457	Series 2003-C1, Class A2, 4.079%, 05/10/2036	1,672,333
6,727,000	Series 2004-C2, Class A4, 5.301%, 08/10/2038	7,094,146
17,145,000	J.P. Morgan Chase Commercial Mortgage Securities Corporation,
	Series 2011-C5, Class A3, 4.171%, 08/15/2046	18,651,463
15,505,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	17,006,287
11,275,000	Morgan Stanley Capital I,
	Series 2005-HQ7, Class A4, 5.201%, 11/14/2042	12,514,619
	Wachovia Bank Commercial Mortgage Trust:
1,399,514	Series 2003-C3, Class A2, 4.867%, 02/15/2035	1,417,576
5,000,000	Series 2005-C22, Class A4, 5.441%, 12/15/2044	5,549,490
9,000,000	WF-RBS Commercial Mortgage Trust,
	Series 2012-C6, Class A4, 3.440%, 04/15/2045	9,241,056
		165,791,857
	Total Long-Term Investments (Cost $1,658,511,859)	1,708,288,885

Shares
SHORT-TERM INVESTMENTS - 3.4%
Money Market Mutual Funds - 3.4%
30,548,601	Dreyfus Institutional Cash Advantage Fund, 0.15% «	30,548,601
30,000,000	Short-Term Investments Trust - Liquid Assets Portfolio, 0.16% «	30,000,000
	Total Short-Term Investments (Cost $60,548,601)	60,548,601

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 9.5%
	Commercial Paper - 0.0%
$257,951	Atlantic East Funding LLC, 0.595%, 03/25/2013 † **	170,183
	Total Commercial Paper (Cost $257,951)	170,183
Shares
	Investment Companies - 9.5%
168,741,412	Mount Vernon Securities Lending Trust Prime Portfolio, 0.31% «	168,741,412
	Total Investment Companies (Cost $168,741,412)	168,741,412

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $168,999,363)	168,911,595
	Total Investments (Cost $1,888,059,823) - 109.1%	1,937,749,081

	Asset Relating to Securities Lending Investments - 0.0%
	Support Agreement ** ^ α †	87,768
	Total (Cost $0)	87,768
	Liabilities in Excess of Other Assets - (9.1)%	(161,000,582)
	TOTAL NET ASSETS - 100.0%	$1,776,836,267

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$194,702,552	$-	$194,702,552
U.S. Government Agency Securities	-	26,215,175	-	26,215,175
Taxable Municipal Bonds	-	43,473,520	-	43,473,520
Other Government Related Securities	-	34,653,404	-	34,653,404
Corporate Bonds	-	776,475,098	4,675	776,479,773
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	379,567,230	-	379,567,230
Residential Mortgage-Backed Securities - Non - U.S. Government Agency Issues	-	57,974,910	-	57,974,910
Asset Backed Securities	-	29,430,464	-	29,430,464
Commercial Mortgage-Backed Securities	-	165,791,857	-	165,791,857
Total Fixed Income	-	1,708,284,210	4,675	1,708,288,885

Short-Term Investments
Money Market Mutual Funds	60,548,601	-	-	60,548,601
Total Short-Term Investments	60,548,601	-	-	60,548,601

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	170,183	-	170,183
Money Market Mutual Fund	168,741,412	-	-	168,741,412
Total Investments Purchased with
Cash Proceeds from Securities Lending	168,741,412	170,183	-	168,911,595

Total Investments	$229,290,013	$1,708,454,393	$4,675	$1,937,749,081

Asset Relating to Securities Lending Investments	$-	$87,768	$-	$87,768

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  One security that is priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$4,675
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of June 30, 2012	$4,675

* Transfers between levels are recognized at the end of the reporting period.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of ethics.
Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or                  given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:       September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:       September 6, 2012

By:          /s/Dominick Zarcone
Dominick Zarcone, Treasurer

Date:       September 6, 2012